UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22227

IndexIQ ETF Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave., Suite S-710
Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: April 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT | APRIL 30, 2015

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF (QAI)
IQ Hedge Macro Tracker ETF (MCRO)
IQ Hedge Market Neutral Tracker ETF (QMN)
IQ Hedge Long/Short Tracker ETF (QLS)
IQ Hedge Event-Driven Tracker ETF (QED)
IQ Global Resources ETF (GRES)
IQ Merger Arbitrage ETF (MNA)
IQ Real Return ETF (CPI)
IQ Australia Small Cap ETF (KROO)
IQ Canada Small Cap ETF (CNDA)
IQ Global Agribusiness Small Cap ETF (CROP)
IQ Global Oil Small Cap ETF (IOIL)
IQ U.S. Real Estate Small Cap ETF (ROOF)

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting www.indexiq.com or by calling 1-888-934-0777. Read the prospectus carefully before investing.

Each of the Funds’ performance that is current to the most recent month-end is available by visiting www.indexiq.com or by calling 1-888-934-0777.

You may obtain a description of the IndexIQ ETF Trust proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-888-934-0777 or by accessing the SEC’s website at www.sec.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s web site at www.sec.gov. The Funds’ Forms N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Each Funds’ premium/discount information is available, free of charge, on the Funds’ website, www.indexiq.com or by calling 1-888-934-0777.

The Funds are distributed by ALPS Distributors, Inc., which is not affiliated with IndexIQ or the Funds’ investment advisor.

IndexIQ® and IQ® are registered service marks of IndexIQ.

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•	Access prospectuses, annual reports and semiannual reports online.

It’s easy to enroll:

1.	Visit https://www.icsdelivery.com/live/
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If you have questions about IndexIQ e-Delivery services, contact a representative at 888-934-0777.

4

Shareholder Letter (unaudited)

Dear Shareholder:

We are pleased to present you with the annual report for IndexIQ ETF Trust for the year ended April 30, 2015, the first since the acquisition of IndexIQ by New York Life Investment Management was completed on April 15, 2015.

The annual period was clearly highlighted by the merger of our robust exchange-traded fund (ETF) manufacturing capabilities and market-leading investment solutions with New York Life’s financial strength, reputation and powerful distribution capabilities. Also within the IndexIQ ETF Trust, we introduced two new ETFs, focused on Event-Driven and Long/Short hedge fund strategies, respectively, bringing the number of ETFs within the IndexIQ ETF Trust to 13. With these new ETFs, retail and institutional investors now have the ability to build their own diversified hedge fund replication portfolios by managing the weightings of the various strategies offered by the ETFs within the IndexIQ ETF Trust.

While the integration of IndexIQ into New York Life Investment Management’s family of investment boutiques has been most rewarding, it was a challenging annual period for many ETF shareholders, as high levels of volatility and disparity in performance were evident in the returns of various global asset classes. Despite heated debates about when the U.S. Federal Reserve (the Fed) would increase short-term interest rates, interest rates remained historically low. This low rate environment, coupled with non-inflationary economic growth, powered U.S. equities towards record high levels. Developed international markets, however, did not fare quite as well. Largely stemming from concerns over Greece’s ability to repay debt and the drag of a surging U.S. dollar versus other major world currencies, global investment strategies broadly and European equity markets more specifically had sub-par returns.

The annual period also saw a precipitous drop in oil prices, driven by concerns about global economic growth and increases in U.S.-led oil output. The annual period saw an approximately 40% decline in the price of crude oil, which weighed heavily on commodity prices in general. Indeed, in addition to oil, prices of precious metals, industrial metals, coal and agricultural commodities were weak, albeit somewhat less so. Emerging markets generally were weaker than developed markets on the downward move in oil prices and concerns about economic growth, particularly in China. A partial recovery in oil prices in April 2015 helped the broad emerging market indices to end the annual period with positive returns but not without some sharp moves in both directions.

As interest rates remained stubbornly low, investors continued their search for yield. Real estate investment trusts (REITs) and longer-dated bonds were primary beneficiaries of this trend. Overall, the bond market was bolstered by the low rates, and stronger corporate earnings results helped drive the credit spread, or yield differential to U.S. Treasuries, lower, benefiting below investment- grade bonds more than investment-grade bonds.

The backdrop to all of these asset class returns was low inflation, which enabled the Fed to keep delaying the inevitable hike in interest rates, widely anticipated to occur some time later in 2015.

On the following pages, you will find a detailed discussion of the key factors influencing performance of each of the ETFs in the IndexIQ ETF Trust during the annual period. You will also find a schedule of investments and financial statements for each.

Despite the macro challenges of the annual period, we believe the solutions provided by IndexIQ’s ETFs give investors the opportunity to enhance portfolio construction in a liquid and transparent manner relative to typical alternative asset strategies, and we look forward to adding new and innovative ETF solutions in the future.

We thank you for choosing IndexIQ ETFs, and we honor the responsibility you have placed on us. For more information on our broad array of alternative investment solutions, please visit us at www.indexiq.com or call us at 888-934-0777.

Adam S. Patti
Chief Executive Officer

5

Management’s Discussion of Fund Performance (unaudited)

IQ Hedge Multi-Strategy Tracker ETF

How did IQ Hedge Multi-Strategy Tracker ETF perform during the 12 months ended April 30, 2015?

For the 12 months ended April 30, 2015, IQ Hedge Multi-Strategy Tracker ETF returned 3.90% at NAV (net asset value) and 3.79% at market price.1 To compare, the Fund’s Underlying Index, the IQ Hedge Multi-Strategy Index,2 returned 5.36% for the same time period. The HFRI Fund of Funds Composite Index2 and S&P 500® Index2 returned 6.60% and 12.98%, respectively, for the same period.

What factors affected the Fund’s performance during the reporting period?

The Fund’s net long positions in equity and bond ETFs were the primary positive contributors to returns. Specifically, the Fund’s long position in a convertible bond ETF was the single largest positive contributor to performance. With economic conditions and interest rates favoring both equities and fixed-income instruments during the reporting period, the hybrid characteristics of convertible bonds made this ETF particularly well suited for such conditions. Via underlying ETFs, the Fund’s long position in aggregate bonds also boosted returns, although its short exposure to investment-grade bonds detracted.

Long positions in growth-oriented U.S. equity ETFs contributed positively to the Fund’s performance during the reporting period. However, these gains were partially offset by hedging positions in value-oriented U.S. equity ETFs, which detracted.

Smaller positive contributions came from short positions in currency-based ETFs, particularly a short position in a euro ETF.

During the reporting period, how was the Fund’s performance materially affected by investments in derivatives?

The Fund used derivative positions where necessary to help it track its Underlying Index, which contains both long and short positions. Primarily, the Fund used total return swaps on ETFs to gain exposure to the weightings of the ETFs within the Underlying Index. Derivatives are not used to gain additional leverage, but rather are used exclusively to enable the Fund to track its Underlying Index.

The Fund used derivatives to obtain exposure to long and short positions of the Underlying Index. The long exposures included certain Underlying Index positions, such as the aggregate U.S. bond market, convertible bonds, and U.S. Treasuries. The short exposures included all of the Underlying Index positions, including principally investment grade corporate bonds, U.S. small-and mid-capitalization equities, and the Euro currency.

How were the Fund’s assets allocated during the reporting period and why?

The Fund’s allocations are driven by quantitative models that determine the weights across the various assets within the Underlying Index universe. Given the rules-based nature of the process, there is no subjectivity involved in the allocation decision process.

During the reporting period, the Fund had positive, or long, allocations to the following hedge fund strategies: Long/Short Equity, Equity Market Neutral, Event Driven and Fixed Income Arbitrage. The Fund had negative, or short, allocations to the following hedge fund strategies: Emerging Markets and Global Macro. These allocations are driven by a proprietary quantitative model that overweights strategies with high price momentum, high correlation to the broad hedge fund universe and low total variance. The Fund underweights strategies with the opposite characteristics.

At the asset class level, the Fund was net long in bonds, particularly convertible bonds, aggregate bonds, short-term bonds and floating rate bank loans. The Fund was also net long equities, particularly U.S. growth-oriented equities, as well as real estate investment trusts (REITs). The Fund was net short volatility and currencies, especially the euro, during the reporting period.

How did the Fund’s allocations change over the course of the reporting period?

Based on our proprietary quantitative models, the Fund’s net long equity exposure gradually decreased, primarily via reductions in its underlying ETF positions focused on European equities and U.S. large-cap growth-oriented equities. The assets in the Fund were moved into a short-term bond ETF and a currency harvest strategy ETF. The net effect was a reduction in the overall volatility profile of the Fund.

1	The price used to calculate the market price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
2	See page 7 for more information on this index.
6

Management’s Discussion of Fund Performance (unaudited) (continued)

During the reporting period, which underlying ETFs had the highest total returns and which underlying ETFs had the lowest total returns?

In terms of total return, the best-performing underlying ETFs in the Fund were Vanguard Growth Index Fund (VUG), iShares Russell 1000 Growth ETF (IWF) and iShares MSCI All Country Asia ex Japan ETF (AAXJ). During the reporting period, ProShares VIX Mid-Term Futures ETF (VIXM), CurrencyShares Euro Trust (FXE) and PowerShares DB Commodity Index Tracking Fund (DBC) recorded the lowest total returns.

Which underlying ETFs were the strongest positive contributors to the Fund’s performance and which underlying ETFs were particularly weak?

On the basis of impact, which takes weightings and total returns into consideration, the underlying ETFs that made the greatest positive contributions to the Fund’s performance during the reporting period were SPDR Barclays Convertible Securities ETF (CWB), iShares Russell 2000 Growth ETF (IWO) and iShares Russell 1000 Growth ETF (IWF). The weakest contributors were iShares Russell 2000 Value ETF (IWN), Vanguard Small Cap Value Index Fund (VBR) and iShares iBoxx USD Investment Grade Corporate Bond ETF (LQD).

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Hypothetical Growth of a $10,000 Investment (Since Inception Through 4/30/2015)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Hedge Multi-Strategy Tracker ETF
(as of April 30, 2015)

	1 Year	3 Year	5 Year	Since Inception[1]
	Average Annual	Average Annual	Average Annual	Average Annual	Cumulative
IQ Hedge Multi-Strategy Tracker ETF Market Price[2]	3.79%	4.03%	3.36%	4.29%	29.22%
IQ Hedge Multi-Strategy Tracker ETF NAV	3.90%	4.03%	3.33%	4.30%	29.29%
IQ Hedge Multi-Strategy Index	5.36%	5.12%	4.13%	5.14%	35.80%
HFRI Fund of Funds Composite Index[3]	6.60%	5.66%	3.44%	5.01%	34.62%
S&P 500 Index	12.98%	16.73%	14.32%	19.35%	194.39%

1	Fund Inception Date: 3/24/2009.
2	The price used to calculate the Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
3	Data shown above for the HFRI Fund of Funds Composite Index is from 3/31/2009 to 4/30/2015.
7

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception (3/24/2009) to the first day of secondary market trading in shares of the Fund (3/25/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The HFRI Fund of Funds Composite Index is an equally weighted hedge fund index including over 500 domestic and off-shore funds of funds.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

The Fund may invest in a small number of holdings and may be susceptible to greater losses if a single portfolio investment declines than would a diversified Fund that invests in a large number of holdings. The Fund is not suitable for all investors. The Fund does not invest in hedge funds.

There is no guarantee that the Fund itself, or each of the ETFs in the Fund’s portfolio, will perform exactly as its underlying index. The Fund’s investment performance depends on the investment performance of the underlying ETFs in which it invests. The Fund’s underlying ETFs invest in: foreign securities, which subject them to risk of loss not typically associated with domestic markets, such as currency fluctuations and political uncertainty; commodities markets, which subject them to greater volatility than investments in traditional securities, such as stocks and bonds; and fixed income securities, which subject them to credit risk, the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt, and interest rate risk, changes in the value of a fixed income security resulting from changes in interest rates. Leverage, including borrowing, will cause some of the Fund’s underlying ETFs to be more volatile than if the underlying ETFs had not been leveraged.

8

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Hedge Macro Tracker ETF

How did IQ Hedge Macro Tracker ETF perform during the 12 months ended April 30, 2015?

For the 12 months ended April 30, 2015, IQ Hedge Macro Tracker ETF returned –1.77% at NAV (net asset value) and –1.47% at market price.1 To compare, the Fund’s Underlying Index, the IQ Hedge Macro Index,2 returned –1.04% for the same time period. The HFRI Fund of Funds Composite Index2 and MSCI® World Index2 returned 6.60% and 7.99%, respectively, for the same period.

What factors affected the Fund’s performance during the reporting period?

The Fund’s net long positions in equity and bond ETFs were the primary positive contributors to returns. Specifically, the Fund’s long position in an investment grade corporate bond ETF was the single largest positive contributor to performance. Additional positive contributions to performance came from positions in short-term bond ETFs.

Long positions in small-cap equity ETFs, particularly those focused on the U.S. and on emerging markets, played a significant role in the Fund’s performance during the reporting period. Via underlying ETFs, a positive, or long, allocation to China later in the reporting period was a positive contributor. However, these gains were partially offset by losses resulting from a long position in India and from short positions in Brazil and Russia.

Detracting from the Fund’s performance was a net short position in an international real estate investment trust (REIT) ETF and a long position in a euro ETF, as the currency was weak relative to the U.S. dollar during the reporting period.

During the reporting period, how was the Fund’s performance materially affected by investments in derivatives?

The Fund used derivative positions where necessary to help it track its Underlying Index, which contains both long and short positions. Primarily, the Fund used total return swaps on ETFs to gain exposure to the weightings of the ETFs within the Underlying Index. Derivatives are not used to gain additional leverage, but rather are used exclusively to enable the Fund to track its Underlying Index.

The Fund used derivatives to obtain exposure to long and short positions of the Underlying Index. The long exposures included certain Underlying Index positions, such as investment grade corporate, sovereign, and local authority bonds; short-term Treasuries; equity volatility; and domestic small-capitalization equities. The short exposures included all of the Underlying Index positions, including principally domestic and international real estate investment trusts; commodities and G10 currencies.

How were the Fund’s assets allocated during the reporting period and why?

The Fund’s allocations are driven by quantitative models that determine the weights across the various assets within the Underlying Index universe. Given the rules-based nature of the process, there is no subjectivity involved in the allocation decision process.

At the asset class level, the Fund was net long in bonds, particularly investment grade bonds and short-term bonds. The Fund was also net long equities, particularly small-cap equities and China and India equities, as well as currencies, especially the euro. The Fund was net short international REITs and Russian and Brazilian equities during the reporting period.

How did the Fund’s allocations change over the course of the reporting period?

Based on our proprietary quantitative models, the Fund’s net long currency exposure gradually decreased, primarily via reductions in its underlying ETF position in a euro-focused ETF. There was a similar decrease in exposure to commodities. While neither was a very large change, the net result was an increase in the Fund’s exposure to bonds, specifically in short-term bonds.

1	The price used to calculate the market price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
2	See page 10 for more information on this index.
9

Management’s Discussion of Fund Performance (unaudited) (continued)

During the reporting period, which underlying ETFs had the highest total returns and which underlying ETFs had the lowest total returns?

In terms of total return, the best-performing underlying ETFs in the Fund were iShares MSCI Russia Capped ETF (ERUS), Market Vectors Russia ETF (RSX) and iShares China Large-Cap ETF (FXI). During the reporting period, ProShares VIX Mid-Term Futures ETF (VIXM), CurrencyShares Euro Trust (FXE) and PowerShares DB Commodity Index Tracking Fund (DBC) recorded the lowest total returns.

Which underlying ETFs were the strongest positive contributors to the Fund’s performance and which underlying ETFs were particularly weak?

On the basis of impact, which takes weightings and total returns into consideration, the underlying ETFs that made the greatest positive contributions to the Fund’s performance during the reporting period were iShares iBoxx USD Investment Grade Corporate Bond ETF (LQD), iShares Russell 2000 ETF (IWM) and iShares China Large-Cap ETF (FXI). The weakest contributors were iShares MSCI Brazil Capped ETF (EWZ), WisdomTree Emerging Currency Fund (CEW) and Currency Shares Euro Trust (FXE).

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Hedge Macro Tracker ETF
(as of April 30, 2015)

	1 Year	3 Year	5 Year	Since Inception[1]
	Average Annual	Average Annual	Average Annual	Average Annual	Cumulative
IQ Hedge Macro Tracker ETF Market Price[2]	–1.47%	–0.69%	0.38%	1.55%	9.50%
IQ Hedge Macro Tracker ETF NAV	–1.77%	–0.78%	0.40%	1.52%	9.30%
IQ Hedge Macro Index	–1.04%	–0.02%	1.04%	2.18%	13.54%
HFRI Fund of Funds Composite Index[3]	6.60%	5.66%	3.44%	4.39%	28.93%
MSCI World Index	7.99%	14.12%	11.12%	13.64%	112.48%

1	Fund Inception Date: 6/08/2009.
2	The price used to calculate the Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
3	Data shown above for the HFRI Fund of Funds Composite Index is from 5/31/2009 to 4/30/2015.
10

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception (6/8/2009) to the first day of secondary market trading in shares of the Fund (6/9/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The HFRI Fund of Funds Composite Index is an equally weighted hedge fund index including over 500 domestic and off-shore funds of funds.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

The Fund may invest in a small number of holdings and may be susceptible to greater losses if a single portfolio investment declines than would a diversified Fund that invests in a large number of holdings. The Fund is not suitable for all investors. The Fund does not invest in hedge funds.

There is no guarantee that the Fund itself, or each of the ETFs in the Fund’s portfolio, will perform exactly as its underlying index. The Fund’s investment performance depends on the investment performance of the underlying ETFs in which it invests. The Fund’s underlying ETFs invest in: foreign securities, which subject them to risk of loss not typically associated with domestic markets, such as currency fluctuations and political uncertainty; commodities markets, which subject them to greater volatility than investments in traditional securities, such as stocks and bonds; and fixed income securities, which subject them to credit risk, the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt, and interest rate risk, changes in the value of a fixed income security resulting from changes in interest rates. Leverage, including borrowing, will cause some of the Fund’s underlying ETFs to be more volatile than if the underlying ETFs had not been leveraged.

11

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Hedge Market Neutral Tracker ETF

How did IQ Hedge Market Neutral Tracker ETF perform during the 12 months ended April 30, 2015?

For the 12 months ended April 30, 2015, IQ Hedge Market Neutral Tracker ETF returned 0.40% at NAV (net asset value) and 0.43% at market price1. To compare, the IQ Hedge Market Neutral Index,2 returned 1.81% for the same time period. The Barclays Capital U.S. Short Term Treasury Bond Index2 and the HFRI Equity Market Neutral Index2 returned 0.11% and 3.18%, respectively, for the same period.

What factors affected the Fund’s performance during the reporting period?

The Fund’s net long positions in equity and bond ETFs were the primary positive contributors to returns. Specifically, the Fund’s long positions in a convertible bond ETF and in aggregate bond ETFs were the largest positive contributors to performance. Additionally, a positive contribution to performance came from a position in a short-term bond ETF.

The Fund had both long and short positions in equity ETFs representing different equity risk premia. The Fund was long U.S. large-cap value, U.S. large-cap growth and U.S. small-cap growth ETFs and was short U.S. small-cap value ETFs. The net contribution was a positive contribution to returns. Via underlying ETFs, the Fund was long European equities and short Asia ex Japan equities. Both assets declined in value, but European equities fell more than Asia ex Japan equities, so the net contribution from this trade was negative. Also via underlying ETFs, the Fund was long emerging markets equities and short developed markets equities. With both sides of the trade proving effective, the net contribution was positive.

During the reporting period, how was the Fund’s performance materially affected by investments in derivatives?

The Fund used derivative positions where necessary to help it track its Underlying Index, which contains both long and short positions. Primarily, the Fund used total return swaps on ETFs to gain exposure to the weightings of the ETFs within the Underlying Index. Derivatives are not used to gain additional leverage or for hedging purposes, but rather are used exclusively to enable the Fund to track its Underlying Index.

The Fund used derivatives to obtain exposure to long and short positions of the Underlying Index. The long exposures included certain Underlying Index positions, such as convertible bonds; equities listed in developed European countries; domestic real estate investment trusts; short-term U.S. Treasuries; the aggregate U.S. bond market, including corporate investment grade bonds; and the Euro currency. The short exposures included all of the Underlying Index positions, including principally domestic small-capitalization equities; international developed markets equities; and U.S senior bank loans.

How were the Fund’s assets allocated during the reporting period and why?

The Fund’s allocations are driven by quantitative models that determine the weights across the various assets within the Underlying Index universe. Given the rules-based nature of the process, there is no subjectivity involved in the allocation decision process.

At the asset class level, the Fund was net long in bonds, particularly aggregate bonds and short-term bonds. The Fund was slightly net long equities, with long positions in U.S. large-cap growth equities, U.S. large-cap value equities and U.S. small-cap growth equities with a partial hedge in U.S. small-cap value equities. Internationally, the Fund was long Europe, short Asia ex Japan and long emerging markets equities with a short position in developed international equities.

How did the Fund’s allocations change over the course of the reporting period?

Based on our proprietary quantitative models, the Fund’s overall bond allocation was little changed over the course of the reporting period, but, within that the overall bond allocation, some of the Fund’s allocation from aggregate bonds was moved into short-term bonds. Similarly on the equity side, the overall equity allocation did not change significantly, but within the asset class, the Fund’s long position in European equities and its short position in international equities was reduced. Also, the Fund’s allocation in U.S. large-cap growth equities shifted from a long position to a short position, and its long position in U.S. large-cap value equities increased. In U.S. small-cap equities, the Fund’s long position in small-cap growth equities and its short position in small-cap value equities both increased.

1	The price used to calculate the market price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
2	See page 13 for more information on this index.
12

Management’s Discussion of Fund Performance (unaudited) (continued)

During the reporting period, which underlying ETFs had the highest total returns and which underlying ETFs had the lowest total returns?

In terms of total return, the best-performing underlying ETFs in the Fund were Vanguard Growth Index Fund (VUG), iShares Russell 1000 Growth ETF (IWF) and iShares MSCI All Country Asia ex Japan ETF (AAXJ). During the reporting period, PowerShares DB G10 Currency Harvest Fund (DBV), iShares MSCI EMU ETF (EZU) and CurrencyShares Euro Trust (FXE) recorded the lowest total returns.

Which underlying ETFs were the strongest positive contributors to the Fund’s performance and which underlying ETFs were particularly weak?

On the basis of impact, which takes weightings and total returns into consideration, the underlying ETFs that made the greatest positive contributions to the Fund’s performance during the reporting period were iShares Russell 2000 Growth ETF (IWO), Vanguard Total Bond Market Index Fund (BND) and Vanguard Short Term Bond Index Fund ETF (BSV). The weakest contributors were Vanguard Small Cap Value Index Fund (VBR), iShares MSCI EMU ETF (EZU) and Vanguard FTSE Europe ETF (VGK).

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Hypothetical Growth of a $10,000 Investment (Since Inception Through 4/30/2015)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Hedge Market Neutral Tracker ETF
(as of April 30, 2015)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Hedge Market Neutral Tracker ETF Market Price[2]	0.43%	1.76%	4.59%
IQ Hedge Market Neutral Tracker ETF NAV	0.40%	1.81%	4.73%
IQ Hedge Market Neutral Index	1.81%	2.85%	7.50%
HFRI Equity Market Neutral Index[3]	3.18%	4.73%	12.22%
Barclays Capital U.S. Short Term Treasury Bond Index	0.11%	0.13%	0.35%

1	Fund Inception Date: 10/04/2012.
2	The price used to calculate the Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
3	Data shown above for the HFRI Equity Market Neutral Index is from 9/30/2012 to 4/30/2015.
13

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception (10/4/2012) to the first day of secondary market trading in shares of the Fund (10/5/2012), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The HFRI Equity Market Neutral Index is an equally weighted hedge fund index including domestic and off-shore equity market neutral hedge funds.

The Barclays Capital U.S. Short Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between 1 and 12 months.

The Fund may invest in a small number of holdings and may be susceptible to greater losses if a single portfolio investment declines than would a diversified Fund that invests in a large number of holdings. The Fund is not suitable for all investors. The Fund does not invest in hedge funds.

There is no guarantee that the Fund itself, or each of the ETFs in the Fund’s portfolio, will perform exactly as its underlying index. The Fund’s investment performance depends on the investment performance of the underlying ETFs in which it invests. The Fund’s underlying ETFs invest in: foreign securities, which subject them to risk of loss not typically associated with domestic markets, such as currency fluctuations and political uncertainty; commodities markets, which subject them to greater volatility than investments in traditional securities, such as stocks and bonds; and fixed income securities, which subject them to credit risk, the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt, and interest rate risk, changes in the value of a fixed income security resulting from changes in interest rates. Leverage, including borrowing, will cause some of the Fund’s underlying ETFs to be more volatile than if the underlying ETFs had not been leveraged.

14

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Hedge Long/Short Tracker ETF

How did IQ Hedge Long/Short Tracker ETF perform from its inception on March 23, 2015 through April 30, 2015?

From its inception on March 23, 2015 through April 30, 2015 (the “reporting period”), IQ Hedge Long/Short ETF returned –0.35% at NAV (net asset value) and 3.95% at market price.1 To compare, the Fund’s Underlying Index, the IQ Hedge Long/Short Index2, returned –0.19% for the same time period. The Barclays U.S. Short Treasury Bond Index2 and the HFRI Equity Hedge Index2, 3 returned 0.03% and 1.90%, respectively, for the same period.

What factors affected the Fund’s performance during the reporting period?

The Fund’s net long positions in bond ETFs were the primary positive contributors to returns. Specifically, the Fund’s long position in a floating rate bond ETF was the largest positive contributor to performance. Partially offsetting these gains was a net long position in investment grade bonds, via underlying ETFs, which generated negative returns during the reporting period and thus detracted.

Long positions in select U.S. equity ETFs, particularly growth-oriented equity ETFs, negatively impacted the Fund’s performance during the reporting period. These losses were partially offset by hedging positions in U.S. value-oriented equity ETFs. Internationally, the Fund was helped by long positions in developed and emerging markets equity ETFs.

During the reporting period, how was the Fund’s performance materially affected by investments in derivatives?

The Fund used derivative positions where necessary to help it track its Underlying Index, which contains both long and short positions. Primarily, the Fund used total return swaps on ETFs to gain exposure to the weightings of the ETFs within the Underlying Index. Derivatives are not used to gain additional leverage, but rather are used exclusively to enable the Fund to track its Underlying Index.

The Fund used derivatives to obtain exposure to long and short positions of the Underlying Index. The long exposures included certain Underlying Index positions, such as investment grade corporate bonds; U.S. senior bank loans; U.S. small- and large-capitalization equities; and international developed markets equities. The short exposures included all of the Underlying Index positions, including principally U.S. small-capitalization equities.

How were the Fund’s assets allocated during the reporting period and why?

The Fund’s allocations are driven by quantitative models that determine the weights across the various assets within the Underlying Index universe. Given the rules-based nature of the process, there is no subjectivity involved in the allocation decision process.

At the asset class level, the Fund was net long in bonds, particularly investment grade bonds and floating rate bank loans. The Fund was also net long equities, with long positions in U.S. growth-oriented equities and international equities. The Fund was short U.S. small-cap value-oriented equities.

How did the Fund’s allocations change over the course of the reporting period?

Given the Fund’s launch date on March 23, 2015, there was little change in the Fund’s allocations during the reporting period.

During the reporting period, which underlying ETFs had the highest total returns and which underlying ETFs had the lowest total returns?

In terms of total return, the best-performing underlying ETFs in the Fund were Vanguard FTSE Emerging Markets ETF (VWO), iShares MSCI Emerging Markets ETF (EEM) and Vanguard Developed Markets Index Fund ETF (VEA). During the reporting period, iShares S&P Small-Cap 600 Growth ETF (IJT), iShares Russell 2000 Growth ETF (IWO) and Vanguard Small Cap Growth Index Fund (VBK) recorded the lowest total returns.

1	The price used to calculate the market price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
2	See page 16 for more information on this index.
3	Data for the HFRI Equity Hedge Index is from March 31, 2015 through April 30, 2015.
15

Management’s Discussion of Fund Performance (unaudited) (continued)

Which underlying ETFs were the strongest positive contributors to the Fund’s performance and which underlying ETFs were particularly weak?

On the basis of impact, which takes weightings and total returns into consideration, the underlying ETFs that made the greatest positive contributions to the Fund’s performance during the reporting period were PowerShares Senior Loan Portfolio (BKLN), iShares Russell 2000 Value ETF (IWN) and iShares S&P Small-Cap 600 Value ETF (IJS). The weakest contributors were iShares Russell 2000 Growth ETF (IWO), iShares iBoxx USD Investment Grade Corporate Bond ETF (LQD) and iShares S&P Small-Cap 600 Growth ETF (IJT).

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Hypothetical Growth of a $10,000 Investment (Since Inception Through 4/30/2015)

Fund Performance History

IQ Hedge Long/Short Tracker ETF
(as of April 30, 2015)

Since Inception[1,3]
Cumulative
IQ Hedge Long/Short Tracker ETF Market Price[2]	3.95%
IQ Hedge Long/Short Tracker ETF NAV	–0.35%
IQ Hedge Long/Short Index	–0.19%
HFRI Equity Hedge Index[4]	1.90%
Barclays Capital U.S. Short Treasury Bond Index	0.03%

1	Fund Inception Date: 03/23/2015.
2	The price used to calculate the Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
3	Total return calculated for a period of less than one year is not annualized.
4	Data shown above for the HFRI Equity Hedge Index is from 3/31/2015 to 4/30/2015.
16

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception (3/23/2015) to the first day of secondary market trading in shares of the Fund (3/24/2015), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The HFRI Equity Hedge Index is an equal weighted index including over 2400 domestic and offshore funds that report Net of All Fee returns in USD and have at least $50M in AUM or have been actively trading for at least 12 months.

The Barclays Capital U.S. Short Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between 1 and 12 months.

The Fund may invest in a small number of holdings and may be susceptible to greater losses if a single portfolio investment declines than would a diversified Fund that invests in a large number of holdings. The Fund is not suitable for all investors. The Fund does not invest in hedge funds.

There is no guarantee that the Fund itself, or each of the ETFs in the Fund’s portfolio, will perform exactly as its underlying index. The Fund’s investment performance depends on the investment performance of the underlying ETFs in which it invests. The Fund’s underlying ETFs invest in: foreign securities, which subject them to risk of loss not typically associated with domestic markets, such as currency fluctuations and political uncertainty; commodities markets, which subject them to greater volatility than investments in traditional securities, such as stocks and bonds; and fixed income securities, which subject them to credit risk, the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt, and interest rate risk, changes in the value of a fixed income security resulting from changes in interest rates. Leverage, including borrowing, will cause some of the Fund’s underlying ETFs to be more volatile than if the underlying ETFs had not been leveraged.

17

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Hedge Event-Driven Tracker ETF

How did IQ Hedge Event-Driven Tracker ETF perform from its inception on March 23, 2015 through April 30, 2015?

From its inception on March 23, 2015 through April 30, 2015 (the “reporting period”), IQ Hedge Event-Driven ETF returned 0.30% at NAV (net asset value) and 0.25% at market price.1 To compare, the Fund’s Underlying Index, the IQ Hedge Event-Driven Index,2 returned 0.40% for the same time period. The Barclays U.S. Short Treasury Bond Index2 and the HFRI Event-Driven Index2, 3 returned 0.03% and 1.41%, respectively, for the same time period.

What factors affected the Fund’s performance during the reporting period?

The Fund’s net long positions in equity and bond ETFs were the primary positive contributors to returns. Specifically, the Fund’s long position in a convertible bond ETF was the largest positive contributor to performance. Additionally, a positive contribution to performance came from a short position in an investment grade bond ETF, as investment grade bonds posted negative returns during the reporting period. Partially offsetting these gains was a net long position in aggregate bonds, which generated negative returns during the reporting period and thus detracted.

Long positions in select equity ETFs, particularly emerging market ETFs, contributed positively to the Fund’s performance. These gains were partially offset by long positions in U.S. growth-oriented equity ETFs, which detracted.

During the reporting period, how was the Fund’s performance materially affected by investments in derivatives?

The Fund used derivative positions where necessary to help it track its Underlying Index, which contains both long and short positions. Primarily, the Fund used total return swaps on ETFs to gain exposure to the weightings of the ETFs within the Underlying Index or for hedging purposes. Derivatives are not used to gain additional leverage, but rather are used exclusively to enable the Fund to track its Underlying Index.

The Fund used derivatives to obtain exposure to long and short positions of the Underlying Index. The long exposures included certain Underlying Index positions, such as the aggregate U.S bond market; convertible bonds; and U.S. small- and large-capitalization equities. The short exposures included all of the Underlying Index positions, including principally investment grade corporate bonds.

How were the Fund’s assets allocated during the reporting period and why?

The Fund’s allocations are driven by quantitative models that determine the weights across the various assets within the Underlying Index universe. Given the rules-based nature of the process, there is no subjectivity involved in the allocation decision process.

At the asset class level, the Fund was net long in bonds, particularly convertible bonds and aggregate bonds, although the Fund had a short position in investment grade corporate bonds. The Fund was also net long equities, with long positions in U.S. growth-oriented equities and emerging markets equities.

How did the Fund’s allocations change over the course of the reporting period?

Given the Fund’s launch date on March 23, 2015, there was little change in the Fund’s allocations during the reporting period.

During the reporting period, which underlying ETFs had the highest total returns and which underlying ETFs had the lowest total returns?

In terms of total return, the best-performing underlying ETFs in the Fund were Vanguard FTSE Emerging Markets ETF (VWO), iShares MSCI Emerging Markets ETF (EEM) and SPDR Barclays Convertible Securities ETF (CWB). During the reporting period, Guggenheim S&P 500 Pure Growth ETF (RPG), Vanguard Growth Index Fund (VUG) and iShares iBoxx USD Investment Grade Corporate Bond ETF (LQD) recorded the lowest total returns.

1	The price used to calculate the market price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
2	See page 19 for more information on this index.
3	Data for the HFRI Event-Driven Index is from March 31, 2015 through April 30, 2015.
18

Management’s Discussion of Fund Performance (unaudited) (continued)

Which underlying ETFs were the strongest positive contributors to the Fund’s performance and which underlying ETFs were particularly weak?

On the basis of impact, which takes weightings and total returns into consideration, the underlying ETFs that made the greatest positive contributions to the Fund’s performance during the reporting period were SPDR Barclays Convertible Securities ETF (CWB), Vanguard FTSE Emerging Markets ETF (VWO) and iShares iBoxx USD Investment Grade Corporate Bond ETF (LQD). The weakest contributors were Vanguard Total Bond Market Index Fund (BND), iShares Core U.S. Aggregate Bond ETF (AGG) and Vanguard Growth Index Fund (VUG).

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Hypothetical Growth of a $10,000 Investment (Since Inception Through 4/30/2015)

Fund Performance History

IQ Hedge Event-Driven Tracker ETF
(as of April 30, 2015)

Since Inception[1,3]
Cumulative
IQ Hedge Event-Driven Tracker ETF Market Price[2]	0.25%
IQ Hedge Event-Driven Tracker ETF NAV	0.30%
IQ Hedge Event-Driven Index	0.40%
HFRI Event-Driven Index[4]	1.41%
Barclays Capital U.S. Short Treasury Bond Index	0.03%

1	Fund Inception Date: 03/23/2015.
2	The price used to calculate the Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
3	Total return calculated for a period of less than one year is not annualized.
4	Data shown above for the HFRI Equity Hedge Index is from 3/31/2015 to 4/30/2015.
19

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception (3/23/2015) to the first day of secondary market trading in shares of the Fund (3/24/2015), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The HFRI Event-Driven Index is an equal weighted index including over 400 domestic and offshore funds that report Net of All Fee returns in USD and have at least $50M in AUM or have been actively trading for at least 12 months.

The Barclays Capital U.S. Short Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between 1 and 12 months.

The Fund may invest in a small number of holdings and may be susceptible to greater losses if a single portfolio investment declines than would a diversified Fund that invests in a large number of holdings. The Fund is not suitable for all investors. The Fund does not invest in hedge funds.

There is no guarantee that the Fund itself, or each of the ETFs in the Fund’s portfolio, will perform exactly as its underlying index. The Fund’s investment performance depends on the investment performance of the underlying ETFs in which it invests. The Fund’s underlying ETFs invest in: foreign securities, which subject them to risk of loss not typically associated with domestic markets, such as currency fluctuations and political uncertainty; commodities markets, which subject them to greater volatility than investments in traditional securities, such as stocks and bonds; and fixed income securities, which subject them to credit risk, the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt, and interest rate risk, changes in the value of a fixed income security resulting from changes in interest rates. Leverage, including borrowing, will cause some of the Fund’s underlying ETFs to be more volatile than if the underlying ETFs had not been leveraged.

20

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Global Resources ETF

How did IQ Global Resources ETF perform during the 12 months ended April 30, 2015?

For the 12 months ended April 30, 2015, IQ Global Resources ETF returned –5.84% at NAV (net asset value) and –5.97% at market price.1 To compare, the Fund’s Underlying Index, the IQ Global Resources Index,2 returned –4.91% for the same time period. The MSCI® World Index2 and the Bloomberg Commodity Index2 returned 7.99% and –24.69%, respectively, during the period.

What factors affected the Fund’s performance during the reporting period?

As a global strategy focused on commodities, the combination of weak performance in the commodities asset class, primarily due to the decline in energy prices, along with the relative strength of the U.S. dollar versus other major world currencies had a negative impact on the overall performance of the Fund. The currency effect was the largest factor detracting from performance. More specifically, exposure to 11 foreign currencies negatively affected performance, with the euro, Swedish krona and Australian dollar having the greatest negative impact.

Additionally, the Fund entered into hedges against the performance of the S&P 500® Index and the MSCI® EAFE Index. However, both indices concluded the reporting period in positive territory, thus further detracting from overall performance of the Fund.

The Fund’s sector and industry exposure generated mixed results. Due to the overall underperformance of the energy sector, driven by declining crude oil prices, the Fund’s exposures to energy and coal companies detracted from returns. Despite these headwinds, exposures to agribusiness, real assets (timber) and water contributed positively to performance.

During the reporting period, how was the Fund’s performance materially affected by investments in derivatives?

The Fund used derivatives in limited quantities and solely to replicate the economic exposures that are reflected in the Underlying Index. Primarily, the Fund used broad equity market futures contracts during the reporting period. The use of derivatives had a negative impact on the Fund’s performance during the reporting period.

During the reporting period, which industries had the highest total returns and which industries had the lowest total returns?

In terms of total return, the best-performing industries in the Underlying Index were livestock, grains food fiber, and water. During the reporting period, precious metals, industrial metals and coal recorded the lowest total returns.

During the reporting period, which industries made the strongest contributions to the Fund’s absolute performance and which industries made the weakest contributions?

On the basis of impact, which takes weightings and total returns into account, the industries that made the strongest positive contributions to the Fund’s absolute performance were grains food fiber, water and precious metals. The industries that made the weakest contributions to the Fund’s absolute performance were timber, coal and industrial metals.

During the reporting period, which individual stocks had the highest total returns and which stocks had the lowest total returns?

Within the Underlying Index, the stocks with the highest total return during the reporting period were steel and steel products manufacturer Evraz, meat-centric food solutions provider for the retail and food service markets Hillshire Brands and crude palm oil products producer and distributor New Britain Palm Oil. The Underlying Index components with the lowest total returns for the reporting period were iron ore exploration and development company BC Iron, iron ore exploration, development and mining company Atlas Iron and coal exploration and supply company Alpha Natural Resources.

1	The price used to calculate the market price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
2	See page 22 for more information on this index.
21

Management’s Discussion of Fund Performance (unaudited) (continued)

Which individual stocks made the strongest contributions to the Fund’s absolute performance during the reporting period and which stocks made the weakest contributions?

On the basis of impact, which takes weightings and total returns into consideration, the stocks that made the strongest contributions to the Fund’s absolute performance during the reporting period were Hormel Foods, which engages in the business of manufacturing and marketing of meat products and other prepared foods; Hillshire Brands, discussed above; and MeadWestvaco, which manufactures and distributes packaging products, office supplies and specialty chemicals. The weakest contributors were BHP Billiton, which engages in the discovery, acquisition, development and marketing of natural resources; CONSOL Energy, which produces coal and gas and provides electric services; and Peabody Energy, which mines and markets low-sulfur coal.

Were there any changes in the Underlying Index during the reporting period?

The Underlying Index is reconstituted annually with periodic monthly rebalances. In turn, the Fund rebalances its sector weights each month according to a proprietary methodology that overweights sectors that have high price momentum and low valuation and underweights sectors with the opposite characteristics. Further, the Fund applies a representative sampling of the Underlying Index.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Hypothetical Growth of a $10,000 Investment (Since Inception Through 4/30/2015)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Global Resources ETF
(as of April 30, 2015)

	1 Year	3 Year	5 Year	Since Inception[1]
	Average Annual	Average Annual	Average Annual	Average Annual	Cumulative
IQ Global Resources ETF Market Price[2]	–5.97%	–0.87%	1.08%	2.76%	16.17%
IQ Global Resources ETF NAV	–5.84%	–0.88%	1.08%	2.77%	16.27%
IQ Global Resources Index	–4.91%	–0.38%	1.73%	3.53%	21.05%
MSCI World Index	7.99%	14.12%	11.12%	11.30%	80.42%
Bloomberg Commodity Index	–24.69%	–9.73%	–5.02%	–4.61%	–22.93%

1	Fund Inception Date: 10/26/2009.
2	The price used to calculate the Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
22

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception (10/26/2009) to the first day of secondary market trading in shares of the Fund (10/27/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

The Bloomberg Commodity Index is composed of futures contracts on physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange.

As the Fund’s investments are concentrated in the global resources sector, the value of its shares will be affected by factors specific to that sector and generally will fluctuate more widely than that of a fund which invests in a broad range of industries. The Fund is susceptible to foreign securities risk. Since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. Loss may result because of less foreign government regulation, less public information, less economic, political and social stability, or other factors. The Fund is exposed to mid and small capitalization companies risk. Stock prices of mid and small capitalization companies generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments. Since the Fund may invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, the Fund is subject to the risk that those currencies will decline in value relative to the U.S. that the U.S. dollar will decline in value relative to the currency being hedged. The ETF should be considered a speculative investment with a high degree of risk, does not represent a complete investment program and is not suitable for all investors.

23

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Merger Arbitrage ETF

How did IQ Merger Arbitrage ETF perform during the 12 months ended April 30, 2015?

For the 12 months ended April 30, 2015, IQ Merger Arbitrage ETF returned 6.76% at NAV (net asset value) and 6.31% at market price.1 To compare, the Fund’s Underlying Index, the IQ Merger Arbitrage Index,2 returned 7.81% for the same time period. The S&P 500® Index2 and the MSCI® World Index2 returned 12.98% and 7.99%, respectively, for the same time period.

What factors affected the Fund’s performance during the reporting period?

The Underlying Index seeks to capture the premium discount of merger targets. Through a proprietary merger selection process, the Underlying Index will select target companies satisfying all required selection criteria and will hold securities until the premium has been realized through a successful merger or when any of the selection criteria are not met during the monthly reconstitution.

Key risks of the strategy include potential withdrawal or cancellation of a pending merger, the failure to meet selection criteria pertaining to liquidity, deal age or size requirements, and the risks associated with deal payment through the use of the acquiring company’s stock. Any or all of these conditions can result in under-realization of the deal premium. During the reporting period, approximately 52% of all deals were successfully completed; 7% were cancelled; and 21% were removed due to age or deteriorating liquidity. The remaining deals constitute the holdings of the Fund.

A major factor affecting the Fund’s performance during the reporting period was the pipeline of merger activity, as the Underlying Index is, by definition, based on an event-driven strategy. Compared to the prior reporting period, i.e., May 2013 through April 2014, there was a 15% increase in the average number of deals during the reporting period, but a 14% reduction in the average premium size. The performance of the Underlying Index and the Fund depends on capturing the premium discount of each deal added to the Underlying Index.

Transactions in the pharmaceuticals/health care industry dominated the merger and acquisition pipeline during the reporting period and were heavily represented in the Underlying Index. On average during the reporting period, the health care industry accounted for approximately 21% of the Underlying Index. The sector’s acquisitions, both potential and completed, were closely tied with tax inversions during the second and third quarters of 2014. Deals such as Pfizer’s attempted acquisition of AstraZeneca and AbbVie’s attempted acquisition of Shire failed to be completed. (A tax inversion is a transaction used by a company whereby it becomes a subsidiary of a new parent company in another country for the purpose of falling under beneficial tax laws.)

As a global strategy, the Underlying Index was also subject to currency risks. The U.S. dollar appreciated strongly during the reporting period, outperforming other major world currencies, as represented by the Bloomberg Dollar Spot Index.2 In turn, the relative strength in the U.S. dollar detracted from the local currency return for non-U.S. merger targets. Approximately 8% of the Underlying Index’s exposure was outside the U.S.

During the reporting period, how was the Fund’s performance materially affected by investments in derivatives?

The Fund used hedges to dampen potential downward price performance of the acquiring company’s stock used in stock-based transactions. In cases when the acquiring company’s economic sector performs positively, the hedge will detract from performance; if the acquiring company’s economic sector performs negatively, the hedge will contribute to performance. The Fund only hedges the exposure to stock-based transactions.

During the reporting period, which sectors had the highest total returns and which sectors had the lowest total returns?

In terms of total return, the best-performing sectors in the Underlying Index were information technology, health care and utilities. During the reporting period, telecommunication services, industrials and energy recorded the lowest total returns.

1	The price used to calculate the market price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
2	See page 26 for more information on this index.
24

Management’s Discussion of Fund Performance (unaudited) (continued)

During the reporting period, which sectors made the strongest contributions to the Fund’s absolute performance and which sectors made the weakest contributions?

On the basis of impact, which takes weightings and total returns into account, the sectors that made the strongest positive contributions to the Fund’s absolute performance were health care, consumer discretionary and information technology. The sectors that made the weakest contributions to the Fund’s absolute performance were industrials, telecommunication services and materials.

During the reporting period, which individual stocks had the highest total returns and which stocks had the lowest total returns?

Within the Underlying Index, the stocks with the highest total returns during the reporting period were Allergan, TriQuint Semiconductor and Gentiva Health Services. Allergan was acquired by Actavis. Allergan was a multi-specialty pharmaceutical company focused on ophthalmic, neurological, medical aesthetics, medical dermatology, breast aesthetics, obesity intervention, urological and other specialty markets. TriQuint Semiconductor was acquired by RF Micro Devices. TriQuint Semiconductor designed and manufactured mixed signal integrated circuits for the communications market, using a proprietary technology to improve performance in silicon devices. Gentiva Health Services was acquired by Kindred Healthcare. Gentiva provided specialty pharmaceutical and home health care services. By the end of the reporting period, Allergan was no longer held in the Underlying Index.

The individual Fund holdings with the lowest total returns for the reporting period were Kodiak Oil & Gas, Portugal Telecom and CGG. Kodiak Oil & Gas was acquired by Whiting Petroleum. Kodiak Oil & Gas was an oil and natural gas exploration and production company. Portugal Telecom’s acquisition by Terra Peregrin was terminated, and the company continues to trade on its domestic exchange. The company offers telecommunication services in Portugal. CGG’s acquisition by Technip was terminated, and the company continues to trade on its domestic exchange. The company provides geophysical services and products for use in oil and gas exploration. By the end of the reporting period, Portugal Telecom and CGG were no longer held in the Underlying Index.

Which individual stocks made the strongest contributions to the Fund’s absolute performance during the reporting period and which stocks made the weakest contributions?

On the basis of impact, which takes weightings and total returns into consideration, the stocks that made the strongest contributions to the Fund’s absolute performance during the reporting period were Allergan, Baker Hughes and TriQuint Semiconductor. The acquisitions of Allergan and TriQuint Semiconductor discussed above. At the end of the reporting period, Baker Hughes remained a constituent of the Underlying Index and was in the process of undergoing a merger with Halliburton. Baker Hughes provides oil and gas services and equipment used for exploration, drilling, completion and production. At the time of the announcement, this was the largest acquisition in the oil field services industry.

The weakest contributors were AstraZeneca, Time Warner and CGG. Pfizer failed to acquire AstraZeneca. AstraZeneca rejected the takeover attempt, which was connected with a tax inversion plan. AstraZeneca is a major pharmaceutical company focused on eight therapeutic areas — gastrointestinal, oncology, cardiovascular, respiratory, central nervous system, pain control, anesthesia and infection. 21st Century Fox withdrew its acquisition of Time Warner. Time Warner is a media and entertainment company focused on cable networks, feature films, television and home video production and distribution, and magazine publishing. The terminated acquisition of CGG discussed above. By the end of the reporting period, AstraZeneca, Time Warner and CGG were no longer held in the Underlying Index.

25

Management’s Discussion of Fund Performance (unaudited) (continued)

Were there any changes in the Underlying Index during the reporting period?

The Underlying Index is reconstituted and rebalanced monthly. Intra-month removal of deals occurs only for completed transactions. All other deals are removed at the monthly rebalance. The timing of the rebalance can have both positive and potentially adverse effects, depending on the circumstance of the deal, the number of competing offers, and if new acquirers attempt to acquire existing targets. The Fund’s hedges are also reset at this time.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2015)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Merger Arbitrage ETF
(as of April 30, 2015)

	1 Year	3 Year	5 Year	Since Inception[2]
	Average Annual	Average Annual	Average Annual	Average Annual	Cumulative
IQ Merger Arbitrage ETF Market Price[1]	6.31%	4.20%	2.39%	3.22%	18.84%
IQ Merger Arbitrage ETF NAV	6.76%	4.00%	2.40%	3.18%	18.62%
IQ Merger Arbitrage Index	7.81%	5.18%	3.52%	4.31%	25.87%
MSCI World Index	7.99%	14.12%	11.12%	10.76%	74.66%
S&P 500 Index	12.98%	16.73%	14.32%	14.64%	110.70%

1	The price used to calculate the market price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
2	Fund Inception Date: 11/16/2009.
26

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception (11/16/2009) to the first day of secondary market trading in shares of the Fund (11/17/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The MSCI World Index is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed market (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

Certain of the proposed takeover transactions in which the Fund invests may be renegotiated, terminated or involve a longer time frame than originally contemplated, which may negatively impact the Fund’s returns. The Fund’s investment strategy may result in high portfolio turnover, which, in turn, may result in increased transaction costs to the Fund and lower total returns. The Fund is susceptible to foreign securities risk — since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets, including currency transaction risk. Diversification does not eliminate the risk of experiencing investment losses. Stock prices of mid and small capitalization companies generally are more volatile than those of larger companies and also more vulnerable than those of larger capitalization companies to adverse economic developments.

The ETF should be considered a speculative investment with a high degree of risk, does not represent a complete investment program and is not suitable for all investors.

27

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Real Return ETF

How did IQ Real Return ETF perform during the 12 months ended April 30, 2015?

For the 12 months ended April 30, 2015, IQ Real Return ETF returned 1.50% at NAV (net asset value) and 1.96% at market price.1 To compare, the Fund’s Underlying Index, the IQ Real Return Index,2 returned 1.92% for the same time period. The Barclays U.S. Short Treasury Bond Index2 returned 0.11% for the same period.

What factors affected the Fund’s performance during the reporting period?

The Fund holds a core position in short-term U.S. Treasury bond ETFs. Despite being a large weight in the Fund’s portfolio, the impact of these ETFs on performance was muted in the low interest rate environment that persisted through the reporting period.

The Fund also held long positions in equities, currencies and certain real assets (i.e., oil and real estate) via underlying ETFs. Additionally, the Fund held medium-term and long-term U.S. Treasury bonds, via underlying ETFs, as hedges against deflation. During the reporting period, the equity positions, both U.S. and international, were the largest positive contributors to return. The medium-term bonds also added value, as they were held during a period of declining interest rates. The Fund’s long position in real estate investment trusts (REITs), via underlying ETFs, added further value. Conversely, the Fund held a small long position in oil for a brief time when oil prices were declining. This position was the largest detractor from the Fund’s performance during the reporting period. To a lesser degree, the Fund’s currency exposure, especially a long position in the British pound, detracted.

During the reporting period, how was the Fund’s performance materially affected by investments in derivatives?

The Fund did not use derivatives during the reporting period.

How were the Fund’s assets allocated during the reporting period and why?

The Fund’s allocations are driven by a quantitative model that determines the weights of the asset classes that are most likely to help the Fund achieve its target risk and return objective. Given the rules-based nature of the process, there is no subjectivity involved in the allocation decision process.

During the reporting period, the Fund had a core position in a short-term U.S. Treasury bond ETF that ranged in allocation from 65% to 70% of Fund assets. The Fund’s next largest allocation was to equities, with a weight that ranged from 12% to 15% of Fund assets. The Fund also held REIT ETFs. At certain times during the period, the Fund also held positions in currency and oil.

How did the Fund’s allocations change over the course of the reporting period?

Based on our proprietary quantitative model, the Fund’s short-term U.S. Treasury bond allocation and equity allocation were little changed over the course of the reporting period. The Fund’s allocation to medium-term U.S. Treasury bonds declined through the reporting period, as lower rates started to give way to higher rates. The Fund’s exposure to REITs was reduced during the reporting period, and the proceeds were used to establish a position in the British pound.

During the reporting period, which underlying ETFs had the highest total returns and which underlying ETFs had the lowest total returns?

In terms of total return, the best-performing underlying ETFs in the Fund were iShares Core S&P 500 ETF (IVV), SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones REIT ETF (RWR). During the reporting period, CurrencyShares British Pound Sterling Trust (FXB), CurrencyShares Euro Trust (FXE) and PowerShares DB Oil Fund (DBO) recorded the lowest total returns.

1	The price used to calculate the market price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
2	See page 29 for more information on this index.
28

Management’s Discussion of Fund Performance (unaudited) (continued)

Which underlying ETFs were the strongest positive contributors to the Fund’s performance and which underlying ETFs were particularly weak?

On the basis of impact, which takes weightings and total returns into consideration, the underlying ETFs that made the greatest positive contributions to the Fund’s performance during the reporting period were SPDR S&P 500 ETF Trust (SPY), Vanguard REIT Index Fund (VNQ) and iShares MSCI EAFE ETF (EFA). The weakest contributors were CurrencyShares British Pound Sterling Trust (FXB), CurrencyShares Euro Trust (FXE) and PowerShares DB Oil Fund (DBO).

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Hypothetical Growth of a $10,000 Investment (Since Inception Through 4/30/2015)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Real Return ETF
(as of April 30, 2015)

	1 Year	3 Year	5 Year	Since Inception[1]
	Average Annual	Average Annual	Average Annual	Average Annual	Cumulative
IQ Real Return ETF Market Price[2]	1.96%	0.77%	1.55%	1.37%	7.76%
IQ Real Return ETF NAV	1.50%	0.68%	1.43%	1.29%	7.32%
IQ Real Return Index	1.92%	1.11%	1.93%	1.80%	10.30%
Barclays Capital U.S. Short Term Bond Index	0.11%	0.14%	0.18%	0.18%	1.00%

1	Fund Inception Date: 10/26/2009.
2	The price used to calculate the Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
29

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception (10/26/2009) to the first day of secondary market trading in shares of the Fund (10/27/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The Barclays Capital U.S. Short Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between 1 and 12 months.

The Fund may invest in a small number of holdings and may be susceptible to greater losses if a single portfolio investment declines than would a diversified Fund that invests in a large number of holdings. The Fund is not suitable for all investors. The Fund does not invest in hedge funds.

There is no guarantee that the Fund itself, or each of the ETFs in the Fund’s portfolio, will perform exactly as its underlying index. The Fund’s investment performance depends on the investment performance of the underlying ETFs in which it invests. The Fund’s underlying ETFs invest in: foreign securities, which subject them to risk of loss not typically associated with domestic markets, such as currency fluctuations and political uncertainty; commodities markets, which subject them to greater volatility than investments in traditional securities, such as stocks and bonds; and fixed income securities, which subject them to credit risk, the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt, and interest rate risk, changes in the value of a fixed income security resulting from changes in interest rates.

30

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Australia Small Cap ETF

How did IQ Australia Small Cap ETF perform during the 12 months ended April 30, 2015?

For the 12 months ended April 30, 2015, IQ Australia Small Cap ETF returned –10.43% at NAV (net asset value) and –9.84% at market price.1 To compare, the Fund’s Underlying Index, the IQ Australia Small Cap Index,2 returned –9.83% for the same time period. The MSCI® EAFE Index2 returned 2.10% for the same time period.

What factors affected the Fund’s performance during the reporting period?

The Underlying Index seeks to capture the performance of the small-cap Australian equity market. The investable universe is limited to the 100 companies that satisfy the market capitalization and liquidity requirements of the Underlying Index selection criteria, and Underlying Index components are weighted by their float-adjusted market capitalization. During the reporting period, Australian small-cap equities underperformed their broader market counterpart. The MSCI Australia Small Cap Gross DTR Index returned 5.18% (in Australian dollars) versus the MSCI Australia Gross DTR Index return of 9.87% (in Australian dollars). The combined impact of local currency underperformance and the Australian dollar’s depreciation to the strong U.S. dollar further lowered returns when presented in U.S. dollars. During the reporting period, the Australian dollar depreciated 14.88% relative to the U.S. dollar.

The Fund’s sector exposure also contributed to its negative absolute performance. For example, materials and industrials, which together with consumer discretionary, account for approximately 61% of the Underlying Index’s sector exposure, were the largest negative contributors to the Fund’s absolute performance, impacted significantly by declining commodity prices during the reporting period. Further, underweighting better performing sectors, such as telecommunication services, health care and information technology, were missed opportunities but were based on the constraints of the selection criteria used to track the overall small-cap equity market of Australia, as defined by the Underlying Index.

During the reporting period, how was the Fund’s performance materially affected by investments in derivatives?

The Fund did not use derivatives during the reporting period.

During the reporting period, which sectors had the highest total returns and which sectors had the lowest total returns?

In terms of total return, the best-performing sectors in the Underlying Index were telecommunication services, health care and information technology. During the reporting period, consumer staples, energy and materials recorded the lowest total returns.

During the reporting period, which sectors made the strongest contributions to the Fund’s absolute performance and which sectors made the weakest contributions?

On the basis of impact, which takes weightings and total returns into account, the sectors that made the strongest positive contributions to the Fund’s absolute performance were telecommunication services, health care and financials. The sectors that made the weakest contributions to the Fund’s absolute performance were materials, industrials and consumer staples.

During the reporting period, which individual stocks had the highest total returns and which stocks had the lowest total returns?

Within the Underlying Index, the stocks with the highest total returns during the reporting period were M2 Group, Qantas Airways and Nufarm. M2 Group is a diversified telecommunications company providing fixed line, broadband, digital and mobile services focused on small- and medium-sized enterprises. Qantas Airways operates Qantas and Jetstar Airlines, carriers that operate international, domestic and regional services. Nufarm manufactures agricultural chemicals used to protect crops from weeds, pests and disease.

The Underlying Index components with the lowest total returns for the reporting period were full service vocational education and training provider Vocation, steel producer and recycler Arrium and iron ore producer Atlas Iron.

1	The price used to calculate the market price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
2	See page 32 for more information on this index.
31

Management’s Discussion of Fund Performance (unaudited) (continued)

Which individual stocks made the strongest contributions to the Fund’s absolute performance during the reporting period and which stocks made the weakest contributions?

On the basis of impact, which takes weightings and total returns into consideration, the stocks that made the strongest contributions to the Fund’s absolute performance during the reporting period were Qantas Airways, discussed above; Echo Entertainment, which owns interests in casino hotels within Australia; and Tabcorp Holdings, a gambling and entertainment group focused on hotel casinos, wagering and gaming. The weakest contributors were Bluescope Steel, which manufactures and distributes rolled coil and plate and coated steel products to the building and construction industry; Metcash, which operates distribution centers serving grocery, liquor, food services and convenience stores; and Arrium, discussed above.

Were there any changes in the Underlying Index during the reporting period?

The Underlying Index is reconstituted and rebalanced quarterly. During the reporting period, oil and gas exploration company Aurora Oil and Gas, department store retailer David Jones, natural gas distribution network owner and operator Envestra, online travel services company Wotif.com and diversified food service provider Goodman Fielder were acquired and subsequently removed from the Underlying Index.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Hypothetical Growth of a $10,000 Investment (Since Inception Through 4/30/2015)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Australia Small Cap ETF
(as of April 30, 2015)

	1 Year	3 Year	5 Year	Since Inception[1]
	Average Annual	Average Annual	Average Annual	Average Annual	Cumulative
IQ Australia Small Cap ETF Market Price[2]	–9.84%	–7.52%	–3.51%	–3.24%	–15.48%
IQ Australia Small Cap ETF NAV	–10.43%	–7.77%	–3.95%	–3.39%	–16.17%
IQ Australia Small Cap Index	–9.83%	–7.06%	–3.20%	–2.64%	–12.77%
MSCI EAFE Index	2.10%	11.71%	7.89%	7.57%	45.22%

1	Fund Inception Date: 3/22/2010.
2	The price used to calculate the Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
32

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception (3/22/2010) to the first day of secondary market trading in shares of the Fund (3/23/2010), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

As the Fund’s investments are concentrated in Australia, the value of its shares will be affected by factors specific to Australia and may fluctuate more widely than that of a fund which invests in a more diversified manner. Any negative changes in the agricultural or mining industries could have an adverse impact on the Australian economy. The Australian economy is heavily dependent upon trading with its key partners, including the U.S., Asia and Europe. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. The Fund is susceptible to foreign securities risk — since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. The Fund is concentrated in small capitalization companies, whose stock prices generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments. Both the Fund’s ability to track its Index and Fund returns in general may be adversely impacted by changes in currency exchange rates. The Fund is not suitable for all investors. Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program.

33

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Canada Small Cap ETF

How did IQ Canada Small Cap ETF perform during the 12 months ended April 30, 2015?

For the 12 months ended April 30, 2015, IQ Canada Small Cap ETF returned –20.81% at NAV (net asset value) and –20.71% at market price.1 To compare, the Fund’s Underlying Index, the IQ Canada Small Cap Index,2 returned –19.98% for the same time period. The MSCI® EAFE Index2 and MSCI Canada Index2 returned 2.10% and –17.70%, respectively, for the same time period.

What factors affected the Fund’s performance during the reporting period?

The Underlying Index seeks to capture the performance of the small-cap Canadian equity market. The investable universe is limited to the 100 companies that satisfy the market capitalization and liquidity requirements of the Underlying Index selection criteria, and Underlying Index components are weighted by their float-adjusted market capitalization. During the reporting period, Canadian small-cap equities underperformed their broader market counterpart. The MSCI Canada Small Cap Gross DTR Index returned –5.24% (in Canadian dollars) versus the MSCI Canada Gross DTR Index return of 8.50% (in Canadian dollars). The impact of the Canadian dollar’s depreciation to the strong U.S. dollar further lowered returns when presented in U.S. dollars. During the reporting period, the Canadian dollar depreciated 9.21% relative to the U.S. dollar.

The Fund’s sector exposure also contributed to its negative absolute performance. For example, energy and materials, which together account for approximately 62% of the Underlying Index’s sector exposure, were the largest negative contributors to the Fund’s absolute performance both in local currency and in U.S. dollars, impacted significantly by declining commodity prices during the reporting period. While health care, consumer discretionary and information technology provided significant positive total returns, their relatively small weighting in the Underlying Index provided minimal contributions to performance.

During the reporting period, how was the Fund’s performance materially affected by investments in derivatives?

The Fund did not use derivatives during the reporting period.

During the reporting period, which sectors had the highest total returns and which sectors had the lowest total returns?

In terms of total return, the best-performing sectors in the Underlying Index were health care, consumer discretionary and information technology. During the reporting period, energy, materials and telecommunication services recorded the lowest total returns.

During the reporting period, which sectors made the strongest contributions to the Fund’s absolute performance and which sectors made the weakest contributions?

On the basis of impact, which takes weightings and total returns into account, the sectors that made the strongest positive contributions to the Fund’s absolute performance were information technology, consumer discretionary and financials. In aggregate, these sectors represented approximately 14% of the Underlying Index’s sector exposure. The sectors that detracted the most from the Fund’s absolute performance were energy, materials and industrials. In aggregate, these sectors represented approximately 75% of the Underlying Index, with energy and materials accounting sectors representing approximately 62% of the Underlying Index and contributing the largest negative total returns.

During the reporting period, which individual stocks had the highest total returns and which stocks had the lowest total returns?

Within the Underlying Index, the stocks with the highest total returns during the reporting period were ProMetic Life Sciences, DHX Media and Hudson’s Bay. ProMetic Life Sciences is a life sciences firm focused on protein technologies. DHX Media produces television programming and movies primarily for children and families. Hudson’s Bay is a merchandise retailer offering kitchen, bed and bath products. The large Canadian dollar-denominated returns of these securities were able to overcome the negative currency effect of the depreciation of the Canadian dollar to the U.S. dollar.

The Underlying Index components with the lowest total returns for the reporting period were Long Run Exploration, Lightstream Resources and Legacy Oil + Gas, each exploration and production companies in the energy sector. During the reporting period, the energy sector was hard hit by the declining price of crude oil.

1	The price used to calculate the market price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
2	See page 35 for more information on this index.
34

Management’s Discussion of Fund Performance (unaudited) (continued)

Which individual stocks made the strongest contributions to the Fund’s absolute performance during the reporting period and which stocks made the weakest contributions?

On the basis of impact, which takes weightings and total returns into consideration, the stocks that made the strongest contributions to the Fund’s absolute performance during the reporting period were Element Financial, which offers commercial financing for heavy machinery; DH Corporation, which provides computerized technology related to transaction processing for financial institutions; and Hudson’s Bay, which is discussed above. The weakest contributors were each from the energy sector — oil and gas services and equipment companies Trican Well Service and Precision Drilling and oil sands exploration and production company Athabasca Oil.

Were there any changes in the Underlying Index during the reporting period?

The Underlying Index is reconstituted and rebalanced quarterly. During the reporting period, precious metals mining company Osisko Mining was acquired by Yamana Gold and Agnico Eagle Mines; timber manufacturing company Ainsworth Lumber was acquired by Norbord; and precious metals mining company Rio Alto Mining was acquired by Tahoe Resources. Each acquired company was subsequently removed from the Underlying Index.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Hypothetical Growth of a $10,000 Investment (Since Inception Through 4/30/2015)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Canada Small Cap ETF
(as of April 30, 2015)

	1 Year	3 Year	5 Year	Since Inception[3]
	Average Annual	Average Annual	Average Annual	Average Annual	Cumulative
IQ Canada Small Cap ETF Market Price[1]	–20.71%	–8.71%	–4.79%	–3.96%	–18.65%
IQ Canada Small Cap ETF NAV	–20.81%	–8.80%	–4.77%	–3.92%	–18.47%
IQ Canada Small Cap Index	–19.98%	–7.70%	–3.79%	–2.93%	–14.10%
MSCI EAFE Index[3]	2.10%	11.71%	7.89%	7.57%	45.22%
MSCI Canada Small Cap Index[3]	–17.70%	–0.43%	1.44%	0.59%	6.71%

1	Fund Inception Date: 3/22/2010.
2	The price used to calculate the Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
3	The MSCI Canada Small Cap Index has replaced the MSCI EAFE Index as the Fund’s benchmark index. The new index more closely aligns with the Fund's investment strategies.
35

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception (3/22/2010) to the first day of secondary market trading in shares of the Fund (3/23/2010), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

The MSCI Canada Small Cap Index is designed to measure the performance of the small cap segment of the Canada market. With 252 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in Canada.

As the Fund’s investments are concentrated in Canada, the value of its shares will be affected by factors specific to Canada and may fluctuate more widely than that of a fund which invests in a broad range of countries. Any negative changes in the agricultural or mining industries could have an adverse impact on the Canadian economy. The Canadian economy is heavily dependent upon trading with its key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. The Fund is susceptible to foreign securities risk. Since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. The Fund is concentrated in small capitalization companies, whose stock prices generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments. Both the Fund’s ability to track its Index and Fund returns in general may be adversely impacted by changes in currency exchange rates. The Fund is not suitable for all investors. Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program.

36

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Global Agribusiness Small Cap ETF

How did IQ Global Agribusiness Small Cap ETF perform during the 12 months ended April 30, 2015?

For the 12 months ended April 30, 2015, IQ Global Agribusiness Small Cap ETF returned 2.92% at NAV (net asset value) and 3.15% at market price.1 To compare, the Fund's Underlying Index, the IQ Global Agribusiness Small Cap Index2, returned 3.52% and Russell Global Small Cap Agriculture Fishing & Ranching Index2 and MSCI World Small Index2 returned –1.52% and 6.24%, respectively, for the same time period.

What factors affected the Fund’s performance during the reporting period?

The Underlying Index applies size, liquidity and business operations rules to select small capitalization agribusiness companies and uses a float-adjusted market capitalization weighting methodology. During the reporting period, absolute returns were pressured by the relative strength of the U.S. dollar versus other major world currencies and by declining commodity prices within the agriculture and livestock industries.

The Fund’s sector exposure contributed positively to its performance. The largest allocations in the Underlying Index and in the Fund were to positively performing sectors, with the largest sector being Crop Production and Farming. Livestock Operations produced a negative absolute total return during the reporting period; however, the Underlying Index’s largest position in the Livestock Operations sector produced a positive total return, thereby generating a positive contribution to return. The smallest sector in the Underlying Index, agricultural machinery, was the only sector that contributed negatively.

During the reporting period, how was the Fund’s performance materially affected by investments in derivatives?

The Fund did not use derivatives during the reporting period.

During the reporting period, which sectors had the highest total returns and which sectors had the lowest total returns?

The Underlying Index is organized into five sectors. In terms of total return, the best-performing sectors in the Underlying Index were agricultural supplies and logistics; agricultural chemicals; and crop production and farming. During the reporting period, agricultural machinery and livestock operations recorded negative total returns.

During the reporting period, which sectors made the strongest contributions to the Fund’s absolute performance and which sectors made the weakest contributions?

On the basis of impact, which takes weightings and total returns into account, the sectors that made the strongest positive contributions to the Fund’s absolute performance were agricultural supplies and logistics; crop production and farming; and agricultural chemicals. Livestock Operations contributed positively despite the sector’s overall negative total return. This was due to the Fund’s largest position in the sector generating a positive total return which overcame the negative performance of the other positions. The only sector that contributed negatively was Agricultural Machinery.

During the reporting period, which individual stocks had the highest total returns and which stocks had the lowest total returns?

Within the Underlying Index, the stocks with the highest total returns during the reporting period were Sinofert Holdings, First Tractor and Leyou Technologies. Sinofert Holdings manufactures and distributes fertilizers. First Tractor manufactures and sells agricultural tractors, road rollers and other construction machines. Leyou Technologies operates subsidiaries that breed chickens, manufacture chicken meat products and produce animal feeds.

The Underlying Index components with the lowest total returns for the reporting period were PT Malindo Feedmill, PT Perusahaan Perkebunana and Amira Nature Foods. PT Malindo Feedmill produces animal feeds and breeds commercial chicks. PT Perusahaan Perkebunana cultivates, harvests and processes palm oil, rubber, coconut, cocoa, coffee and tea. Amira Nature Foods provides packaged Indian specialty rice and bulk commodities to international and regional trading firms.

1	The price used to calculate the market price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
2	See page 38 for more information on this index.
37

Management’s Discussion of Fund Performance (unaudited) (continued)

Which individual stocks made the strongest contributions to the Fund’s absolute performance during the reporting period and which stocks made the weakest contributions?

On the basis of impact, which takes weightings and total returns into consideration, the stocks that made the strongest contributions to the Fund’s absolute performance during the reporting period were Nutreco, which produces premixes and feed specialties for pigs and poultry; NH Foods, which breeds and raises cattle and produces and sells pork and processed meat products; and Nisshin Seifun Group, which produces and sells flour, fodder, processed foods and medicines. Nutreco was acquired by SHV Holdings in an all-cash transaction during the reporting period. The weakest contributors were Sanderson Farms, which produces, processes, markets and distributes fresh and frozen chicken products; First Resources, which produces crude palm oil; and PT Perusahaan Perkebunana, which is discussed above.

Were there any changes in the Underlying Index during the reporting period?

The Underlying Index is reconstituted and rebalanced quarterly. During the reporting period, Chiquita Brands, which markets, produces and distributes fresh bananas and other fresh produce, and Nutreco, were removed from the Underlying Index as a result of respective acquisition and merger deals. At the time of its removal, Nutreco comprised 8% of the Underlying Index.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Hypothetical Growth of a $10,000 Investment (Since Inception Through 4/30/2015)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Global Agribusiness Small Cap ETF
(as of April 30, 2015)

	1 Year	3 Year	Since Inception[1]
	Average Annual	Average Annual	Average Annual	Cumulative
IQ Global Agribusiness Small Cap ETF Market Price[2]	3.15%	5.01%	3.11%	13.42%
IQ Global Agribusiness Small Cap ETF NAV	2.92%	4.76%	3.10%	13.38%
IQ Global Agribusiness Small Cap Index	3.52%	5.55%	3.85%	16.78%
Russell Global Small Cap Agriculture
Fishing & Ranching Index	–1.52%	3.66%	1.94%	8.21%
MSCI World Small Cap Index	6.24%	14.04%	9.95%	47.71%

1	Fund Inception Date: 3/21/2011.
2	The price used to calculate the Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
38

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception (3/21/2011) to the first day of secondary market trading in shares of the Fund (3/22/2011), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The Russell Global Small Cap Agriculture Fishing & Ranching Index offers investors access to the Agriculture Fishing & Ranching Industry small-cap segment of the global equity universe. The Russell Global Small Cap Agriculture Fishing & Ranching Index is constructed to provide a comprehensive and unbiased barometer for the Agriculture Fishing & Ranching Industry small-cap segment and is completely reconstituted annually to accurately reflect the changes in the market over time.

The MSCI World Small Cap Index captures small cap representation across 23 Developed Markets (DM) countries. With 4,275 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in each country.

As the Fund’s investments are concentrated in the Agribusiness sector, adverse weather conditions, economic forces and government policy and regulation could adversely affect the Fund’s portfolio companies and, thus, the Fund’s financial situation and performance. The Fund is susceptible to foreign securities risk. Since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. The Fund is concentrated in small capitalization companies, whose stock prices generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments. Both the Fund’s ability to track its Index and Fund returns in general may be adversely impacted by changes in currency exchange rates. The Fund is not suitable for all investors. Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program.

39

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ Global Oil Small Cap ETF

How did IQ Global Oil Small Cap ETF perform during the 12 months ended April 30, 2015?

For the 12 months ended April 30, 2015, IQ Global Oil Small Cap ETF returned –21.80% at NAV (net asset value) and –21.58% at market price.1 To compare, the Fund’s Underlying Index, the IQ Global Oil Small Cap Index2, returned –21.21%, and the Russell Global Small Cap Energy Index2 and MSCI World Small Cap Index2, returned –35.14% and 6.58%, receptively, for the same time period.

What factors affected the Fund’s performance during the reporting period?

The Underlying Index applies size and liquidity rules to select small capitalization pure-oil companies and uses a float-adjusted market capitalization weighting methodology. Absolute returns were pressured by the 40% decline in the price of crude oil during the reporting period, a price decline that impacted the energy sector as a whole and oil companies in particular. As a global strategy, the Underlying Index was also subject to currency risks. The U.S. dollar appreciated strongly during the reporting period, outperforming other major world currencies, as represented by the Bloomberg Dollar Spot Index.2

The Fund’s industry exposure also contributed negatively to its performance. The largest allocations in the Underlying Index and in the Fund were to the exploration and production industry and the refining and marketing industry. The exploration and production industry generated the largest negative contribution, but the effect was slightly dampened by the positive contribution of exposure to refining and marketing. The third industry — equipment, services and drilling — was the smallest relative industry in the Underlying Index but produced the largest negative total return.

During the reporting period, how was the Fund’s performance materially affected by investments in derivatives?

The Fund did not use derivatives during the reporting period.

During the reporting period, which industries had the highest total returns and which industries had the lowest total returns?

The Underlying Index is organized into three industries. In terms of total return, the best-performing industry in the Underlying Index was refining and marketing, followed by exploration and production and then equipment, services and drilling.

During the reporting period, which industries made the strongest contributions to the Fund’s absolute performance and which industries made the weakest contributions?

On the basis of impact, which takes weightings and total returns into account, refining and marketing made the strongest positive contribution to the Fund’s absolute performance. Equipment, services and drilling and exploration and production negatively affected the Fund’s performance.

During the reporting period, which individual stocks had the highest total returns and which stocks had the lowest total returns?

Within the Underlying Index, the stocks with the highest total returns during the reporting period were Shandong Molong Petroleum, Sinopec Shanghai Petrochemical and California Resources. Shandong Molong Petroleum sells petroleum extraction machinery and accessories. Sinopec Shanghai Petrochemical processes crude oil into intermediate petrochemical products and petroleum products. California Resources, a spinoff of Occidental Petroleum, explores for and produces oil.

The Underlying Index components with the lowest total returns for the reporting period were BPZ Resources, Emerald Oil and Lightstream Resources. BPZ Resources is an oil exploration company with properties in Peru and Ecuador. Emerald Oil is an independent exploration and production oil company focused on developing oil wells. Lightstream Resources is an oil and exploration company in Canada.

1.	The price used to calculate the market price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
2.	See page 41 for more information on this index.
40

Management’s Discussion of Fund Performance (unaudited) (continued)

Which individual stocks made the strongest contributions to the Fund’s absolute performance during the reporting period and which stocks made the weakest contributions?

On the basis of impact, which takes weightings and total returns into consideration, the stocks that made the strongest contributions to the Fund’s absolute performance during the reporting period were California Resources, discussed above; Sinopec Shanghai Petrochemical, also discussed above; and SemGroup, which transports oil through a network of pipelines, terminals and storage tanks. The weakest contributors were Kodiak Oil & Gas, a crude oil producer acquired by Whiting Petroleum; Gulfport Energy, which owns and operates oil properties in the Louisiana Gulf Coast; and Pengrowth Energy, an exploration and production company operating in light and heavy oil.

Were there any changes in the Underlying Index during the reporting period?

The Underlying Index is reconstituted and rebalanced quarterly. During the reporting period, Caracal Energy, QR Energy, Kodiak Oil & Gas and Salamander Energy were removed as a result of respective acquisition and merger deals. Caracal Energy, an exploration and production company operating in Canada, was acquired by Glencore. QR Energy, an exploration and production company, was acquired by Breitburn Energy Partners. As mentioned earlier, Kodiak Oil & Gas, a crude oil producer, was acquired by Whiting Petroleum. Salamander Energy, an exploration and production company, was acquired by Ophir Energy.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Hypothetical Growth of a $10,000 Investment Since Inception Through 4/30/2015)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Global Oil Small Cap ETF
(as of April 30, 2015)

	1 Year	3 Year	Since Inception[1]
	Average Annual	Average Annual	Average Annual	Cumulative
IQ Global Oil Small Cap ETF Market Price[2]	–21.58%	1.28%	–1.58%	–6.18%
IQ Global Oil Small Cap ETF NAV	–21.80%	1.26%	–1.52%	–5.93%
IQ Global Oil Small Cap Index	–21.21%	2.38%	–0.50%	–1.99%
Russell Global Small Cap Energy Index	–35.14%	–10.08%	–10.99%	–37.17%
MSCI World Small Cap Index	6.58%	18.21%	9.20%	41.12%

1	Fund Inception Date: 5/4/2011.
2	The price used to calculate the Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
41

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception (5/4/2011) to the first day of secondary market trading in shares of the Fund (5/5/2011), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The Russell Global Small Cap Energy Index offers investors access to the Energy Sector small-cap segment of the global equity universe. The Russell Global Small Cap Energy Index is constructed to provide a comprehensive and unbiased barometer for the Energy Sector small-cap segment and is completely reconstituted annually to accurately reflect the changes in the market over time.

The MSCI World Small Cap Index captures small cap representation across 23 Developed Markets (DM) countries*. With 4,275 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in each country.

As the Fund’s investments are concentrated in the Oil sector, the uncertainty and risks associated with oil exploration, economic forces and government policy and regulation could adversely affect the Fund’s portfolio companies and, thus, the Fund’s financial situation and performance. The Fund is susceptible to foreign securities risk. Since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. The Fund is concentrated in small capitalization companies, whose stock prices generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments. Both the Fund’s ability to track its Index and Fund returns in general may be adversely impacted by changes in currency exchange rates. The Fund is not suitable for all investors. Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program.

42

Management’s Discussion of Fund Performance (unaudited) (continued)

IQ U.S. Real Estate Small Cap ETF

How did IQ U.S. Real Estate Small Cap ETF perform during the 12 months ended April 30, 2015?

For the 12 months ended April 30, 2015, IQ U.S. Real Estate Small Cap ETF returned 10.44% at NAV (net asset value) and 10.51% at market price.1 To compare, the Fund’s Underlying Index, the IQ U.S. Real Estate Small Cap Index,2 returned 11.37% for the same time period. The Dow Jones U.S. Real Estate Index2 returned 12.74% for the same time period.

What factors affected the Fund’s performance during the reporting period?

The Underlying Index seeks to capture the performance of the small-cap U.S. real estate equity market. The investable universe is limited to, at most, 100 companies that satisfy the market capitalization and liquidity requirements of the Underlying Index selection criteria, and Underlying Index components are weighted by their float-adjusted market capitalization. During the reporting period, the IQ U.S. Real Estate Small Cap Index slightly underperformed the broader market Dow Jones U.S. Real Estate Index

On the positive side, real estate investment trusts (REITs) recorded robust absolute gains during the reporting period. As a subset of the financials sector, REITS have similar sensitivities to interest rates as the broader financials sector. During the reporting period, the financials sector posted positive total returns, as did U.S. small-cap equities in general. Interest rates remained low, while housing indicators and GDP growth were positive.

The Fund’s sector exposure also contributed to its positive absolute performance. The Underlying Index is limited to U.S. small-cap REITs with operations in residential, hotel, retail, office, diversified, specialized and mortgage sectors. All sectors, except office and diversified, experienced double-digit growth during the reporting period, with the residential and hotel sectors each generating gains of more than 20%. Partially offsetting these positive contributions was sector allocation. The Underlying Index was under-allocated to residential and over-allocated to office and diversified, which contributed negatively.

During the reporting period, how was the Fund’s performance materially affected by investments in derivatives?

The Fund did not use derivatives during the reporting period.

During the reporting period, which sectors had the highest total returns and which sectors had the lowest total returns?

In terms of total return, the best-performing sectors in the Underlying Index were residential, hotel and retail. During the reporting period, diversified, office and mortgage recorded the lowest total returns.

During the reporting period, which sectors made the strongest contributions to the Fund’s absolute performance and which sectors made the weakest contributions?

On the basis of impact, which takes weightings and total returns into account, the sectors that made the strongest positive contributions to the Fund’s absolute performance were hotel, retail and specialized. The sectors that made the weakest contributions to the Fund’s absolute performance were diversified, office and residential.

During the reporting period, which individual stocks had the highest total returns and which stocks had the lowest total returns?

Within the Underlying Index, the stocks with the highest total returns during the reporting period were Associated Estates Realty, CyrusOne and New Residential Investment. Associated Estates Realty specializes in owning and managing multi-family properties. CyrusOne is an owner, operator and developer of enterprise-class, carrier neutral data center properties. New Residential Investment is a public REIT investing in mortgage assets.

The Underlying Index components with the lowest total returns for the reporting period were Campus Crest Communities, ARMOUR Residential REIT and Redwood Trust. Campus Crest Communities develops, builds, owns and manages student housing. ARMOUR Residential REIT invests in mortgage-backed securities. Redwood Trust is engaged in residential and commercial mortgage banking activities and investing in mortgage and real estate assets.

1	The price used to calculate the market price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
2	See page 44 for more information on this index.
43

Management’s Discussion of Fund Performance (unaudited) (continued)

Which individual stocks made the strongest contributions to the Fund’s absolute performance during the reporting period and which stocks made the weakest contributions?

On the basis of impact, which takes weightings and total returns into consideration, the stocks that made the strongest contributions to the Fund’s absolute performance during the reporting period were New Residential Investment, discussed above; Pebblebrook Hotel Trust, which is an internally-managed hotel investment company that acquires and invests in hotel properties; and Glimcher Realty Trust, which is a REIT that owns, leases, manages, acquires and develops enclosed regional malls, shopping centers and single tenant retail properties. The weakest contributors were Redwood Trust, discussed above; Cousins Properties, which acquires, finances, develops, manages and leases commercial properties; and ARMOUR Residential REIT, also discussed above.

Were there any changes in the Underlying Index during the reporting period?

The Underlying Index is reconstituted and rebalanced quarterly, with weights reflecting the then-current float-adjusted market capitalizations.

During the period, Aviv REIT was acquired by Omega Healthcare and Glimcher Realty Trust was acquired by Washington Prime Groups. Aviv REIT and Glimcher Realty Trust and were subsequently removed from the Underlying Index.

The opinions expressed are those of the portfolio managers as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

Hypothetical Growth of a $10,000 Investment (Since Inception Through 4/30/2015)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ U.S. Real Estate Small Cap ETF
(as of April 30, 2015)

	1 Year	3 Year	Since Inception[1]
	Average Annual	Average Annual	Average Annual	Cumulative
IQ U.S. Real Estate Small Cap ETF Market Price[2]	10.51%	16.25%	13.55%	63.77%
IQ U.S. Real Estate Small Cap ETF NAV	10.44%	16.23%	14.03%	66.50%
IQ U.S. Real Estate Small Cap Index	11.37%	17.10%	14.90%	71.40%
Dow Jones U.S. Real Estate Index	12.74%	10.37%	11.56%	52.93%

1	Fund Inception Date: 6/13/2011.
2	The price used to calculate the Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.
44

Management’s Discussion of Fund Performance (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception (6/13/2011) to the first day of secondary market trading in shares of the Fund (6/14/2011), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The Dow Jones U.S. Real Estate Index measures the stock performance of REITs and real estate operating companies in the U.S.

As the Fund’s investments are concentrated in the real estate sector, it is exposed to concentration risk, interest rate risk, leverage risk, property risk and management risk. The Fund is concentrated in small capitalization companies, whose stock prices generally are more volatile than those of larger companies. The Fund is non-diversified and is susceptible to greater losses if a single portfolio investment declines than would a diversified fund. The Fund is not suitable for all investors. Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program.

45

Fund Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including Advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular Fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid for Period 11/01/14 to 04/30/15” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying ETF investments in which each Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by the underlying fund investments in which the Funds invest. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

46

Fund Expenses (unaudited) (continued)

	Beginning Account Value	Ending Account Value 04/30/15	Annualized Expense Ratios for the Period 11/01/14 to 04/30/15	Expenses[1] Paid for Period 11/01/14 to 04/30/15
IQ Hedge Multi-Strategy Tracker ETF
Actual	$1,000.00	$1,020.50	0.76%	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	0.76%	$3.81
IQ Hedge Macro Tracker ETF
Actual	$1,000.00	$989.40	0.75%	$3.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
IQ Hedge Market Neutral Tracker ETF
Actual	$1,000.00	$1,011.00	0.76%	$3.79
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	0.76%	$3.81
IQ Hedge Long/Short Tracker ETF
Actual[2]	$1,000.00	$997.00	0.75%	$0.78
Hypothetical (5% return before expenses)[1]	$1,000.00	$1,021.08	0.75%	$3.76
IQ Hedge Event-Driven Tracker ETF
Actual[2]	$1,000.00	$1,003.00	0.75%	$0.78
Hypothetical (5% return before expenses)[1]	$1,000.00	$1,021.08	0.75%	$3.76
IQ Global Resources ETF
Actual	$1,000.00	$996.80	0.75%	$3.71
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
IQ Merger Arbitrage ETF
Actual	$1,000.00	$1,055.10	0.76%	$3.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	0.76%	$3.81
IQ Real Return ETF
Actual	$1,000.00	$1,000.60	0.48%	$2.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	0.48%	$2.41
IQ Australia Small Cap ETF
Actual	$1,000.00	$944.40	0.70%	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51
IQ Canada Small Cap ETF
Actual	$1,000.00	$923.50	0.70%	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51
IQ Global Agribusiness Small Cap ETF
Actual	$1,000.00	$1,042.00	0.75%	$3.80
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
IQ Global Oil Small Cap ETF
Actual	$1,000.00	$966.30	0.76%	$3.71
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	0.76%	$3.81
IQ U.S. Real Estate Small Cap ETF
Actual	$1,000.00	$1,013.00	0.69%	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.69%	$3.46

1	Unless otherwise indicated, expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).
2	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 38/365 (to reflect the period March 24, 2015 to April 30, 2015).
47

Portfolio Summaries (unaudited)
April 30, 2015

SCHEDULES OF INVESTMENTS SUMMARY TABLE

IQ Hedge Multi-Strategy Tracker ETF

Net Assets ($mil): $1,000.8

Industry	% of Net Assets
Short-Term Treasury Bond Funds	29.9%
Aggregate Bond Funds	26.5
Money Market Fund	10.2
Currency Harvest Fund	8.9
U.S. Large Cap Equity Funds	7.3
U.S. Small Cap Equity Funds	7.2
Senior Loan Funds	7.1
Equity Funds	5.8
Emerging Equity Funds	1.9
Real Estate Funds	1.8
Currency Fund	1.2
Debt Fund	0.6
Commodity Fund	0.0 [1]
Total Investments	108.4
Liabilities in Excess of Other Assets	(8.4)
Total Net Assets	100.0%

1	Less than 0.05%

IQ Hedge Macro Tracker ETF

Net Assets ($mil): $21.8

Industry	% of Net Assets
Short-Term Treasury Bond Funds	45.4%
Money Market Fund	21.8
Corporate Bond Fund	18.4
Currency Fund	9.7
Equity Funds	8.9
Emerging Equity Funds	6.8
Debt Fund	5.1
Currency Harvest Fund	4.6
Equity	0.6
Commodity Fund	0.4
Real Estate Fund	0.1
Total Investments	121.8
Liabilities in Excess of Other Assets	(21.8)
Total Net Assets	100.0%

IQ Hedge Market Neutral Tracker ETF

Net Assets ($mil): $12.8

Industry	% of Net Assets
Short-Term Treasury Bond Funds	49.9%
U.S. Large Cap Equity Funds	10.7
U.S. Small Cap Equity Funds	9.9
Aggregate Bond Funds	9.6
Senior Loan Funds	6.1
Currency Harvest Funds	5.8
Corporate Bond Funds	4.7
Money Market Fund	3.9
Emerging Equity Funds	2.3
Equity Fund	0.7
Total Investments	103.6
Liabilities in Excess of Other Assets	(3.6)
Total Net Assets	100.0%

IQ Hedge Long/Short Tracker ETF

Net Assets ($mil): $2.0

Industry	% of Net Assets
Senior Loan Funds	32.9%
U.S. Large Cap Equity Funds	22.3
U.S. Small Cap Equity Funds	20.3
Corporate Bond Funds	15.2
Equity Funds	6.6
Emerging Equity Funds	1.9
Money Market Fund	0.4
Total Investments	99.6
Other Assets in Excess of Liabilities	0.4
Total Net Assets	100.0%

IQ Hedge Event-Driven Tracker ETF

Net Assets ($mil): $2.0

Industry	% of Net Assets
Convertible Bond Fund	45.3%
Aggregate Bond Funds	44.5
U.S. Large Cap Equity Funds	8.5
Emerging Equity Funds	1.2
Money Market Fund	0.4
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Total Net Assets	100.0%

See notes to financial statements.

48

Portfolio Summaries (unaudited) (continued)
April 30, 2015

IQ Global Resources ETF

Net Assets ($mil): $66.6

Industry	% of Net Assets
Industrial Metals	21.0%
Energy	19.1
Precious Metals	18.1
Timber	13.7
Money Market Fund	12.1
Water	10.1
Coal	4.0
Grains Food Fiber	3.2
Livestock	2.1
Total Investments	103.4
Liabilities in Excess of Other Assets	(3.4)
Total Net Assets	100.0%

IQ Merger Arbitrage ETF

Net Assets ($mil): $121.4

Industry	% of Net Assets
Health Care	24.3%
Consumer Staples	15.8
Consumer Discretionary	11.9
Energy	11.2
Information Technology	10.8
Industrials	10.0
Materials	8.3
Money Market Fund	4.3
Financials	3.5
Utilities	1.4
Telecommunication Services	0.3
Total Investments	101.8
Liabilities in Excess of Other Assets	(1.8)
Total Net Assets	100.0%

IQ Real Return ETF

Net Assets ($mil): $28.0

Industry	% of Net Assets
Short-Term Treasury Bond Funds	70.5%
Money Market Fund	15.7
Currency Harvest Fund	10.3
U.S. Large Cap Equity Funds	9.9
Real Estate Funds	4.2
Long-Term Bond Fund	2.4
U.S. Small Cap Equity Fund	2.0
Intermediate-Term Treasury Bond Fund	0.4
Total Investments	115.4
Liabilities in Excess of Other Assets	(15.4)
Total Net Assets	100.0%

IQ Australia Small Cap ETF

Net Assets ($mil): $5.7

Industry	% of Net Assets
Consumer Discretionary	24.6%
Materials	21.4
Money Market Fund	16.9
Industrials	15.8
Health Care	11.5
Financials	9.3
Energy	5.3
Consumer Staples	4.9
Information Technology	3.8
Telecommunication Services	3.5
Total Investments	117.0
Liabilities in Excess of Other Assets	(17.0)
Total Net Assets	100.0%

IQ Canada Small Cap ETF

Net Assets ($mil): $10.3

Industry	% of Net Assets
Energy	31.9%
Materials	24.1
Money Market Fund	19.1
Industrials	12.1
Consumer Discretionary	10.4
Utilities	7.6
Financials	5.2
Information Technology	2.9
Consumer Staples	2.7
Health Care	1.5
Telecommunication Services	1.3
Total Investments	118.8
Liabilities in Excess of Other Assets	(18.8)
Total Net Assets	100.0%

IQ Global Agribusiness Small Cap ETF

Net Assets ($mil): $13.6

Industry	% of Net Assets
Crop Production and Farming	68.0%
Money Market Fund	17.8
Agricultural Chemicals	12.8
Livestock Operations	7.3
Agricultural Machinery	6.1
Agricultural Supplies and Logistics	4.9
Total Investments	116.9
Liabilities in Excess of Other Assets	(16.9)
Total Net Assets	100.0%

See notes to financial statements.

49

Portfolio Summaries (unaudited) (continued)
April 30, 2015

IQ Global Oil Small Cap ETF

Net Assets ($mil): $5.2

Industry	% of Net Assets
Exploration & Production	51.4%
Refining & Marketing	27.8
Equipment, Services & Drilling	20.6
Money Market Fund	20.5
Total Investments	120.3
Liabilities in Excess of Other Assets	(20.3)
Total Net Assets	100.0%

IQ U.S. Real Estate Small Cap ETF

Net Assets ($mil): $95.0

Industry	% of Net Assets
Mortgage REITs	24.0%
Office REITs	20.0
Diversified REITs	18.0
Retail REITs	12.5
Specialized REITs	10.1
Residential REITs	7.9
Hotel REITs	7.5
Money Market Fund	3.8
Total Investments	103.8
Liabilities in Excess of Other Assets	(3.8)
Total Net Assets	100.0%

See notes to financial statements.

50

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF
April 30, 2015

	Shares	Value
Investment Companies — 98.2%
Aggregate Bond Funds — 26.5%
iShares Core U.S. Aggregate
Bond ETF(a)	498,344	$55,246,416
SPDR Barclays Aggregate Bond ETF(b)	122,375	7,176,070
Vanguard Total Bond Market ETF(a)	2,440,919	202,376,594
Total Aggregate Bond Funds		264,799,080

Commodity Fund — 0.0%(c)
iShares Silver Trust*	22,223	342,901

Currency Fund — 1.2%
Market Vectors Emerging Markets Local
Currency Bond ETF(b)	562,778	11,559,460

Currency Harvest Funds — 8.9%
CurrencyShares Euro Trust*(b)†	195,487	21,575,900
CurrencyShares Japanese Yen Trust*(b)†	190,684	15,517,864
PowerShares DB G10 Currency
Harvest Fund*(a)(b)†	2,127,190	52,945,759
Total Currency Harvest Funds		90,039,523

Debt Fund — 0.6%
WisdomTree Emerging Markets Local
Debt Fund(b)	148,720	6,063,315

Emerging Equity Funds — 1.9%
iShares MSCI Emerging Markets ETF(b)	112,481	4,823,185
SPDR S&P Emerging Markets
SmallCap ETF	154,054	7,306,781
Vanguard FTSE Emerging Markets ETF	173,143	7,595,784
Total Emerging Equity Funds		19,725,750

Equity Funds — 5.8%
iShares China Large-Cap ETF(b)	97,347	4,996,821
iShares Europe ETF(b)	75,335	3,471,437
iShares India 50 ETF	44,902	1,316,078
iShares MSCI China ETF	22,280	1,396,510
iShares MSCI EAFE ETF	55,851	3,714,650
iShares MSCI EAFE Small-Cap ETF	100,300	5,174,477
iShares MSCI EMU ETF(b)	307,499	12,127,761
iShares MSCI India ETF	150,163	4,412,540
SPDR S&P China ETF	9,263	900,827
SPDR S&P International Small
Capital ETF(b)	29,156	891,882
Vanguard FTSE Developed Markets ETF	39,981	1,654,014
Vanguard FTSE Europe ETF	291,525	16,476,993
WisdomTree International SmallCap
Dividend Fund(b)	18,361	1,145,726
Total Equity Funds		57,679,716

Real Estate Funds — 1.8%
iShares U.S. Real Estate ETF(b)	36,916	2,787,158
SPDR Dow Jones International
Real Estate ETF	3,609	159,987
SPDR Dow Jones REIT ETF(b)	17,046	1,517,094
Vanguard REIT ETF(b)	166,442	13,212,166
Total Real Estate Funds		17,676,405

Senior Loan Funds — 7.1%
PowerShares Senior Loan Portfolio(a)(b)	2,613,583	63,196,437
SPDR Blackstone / GSO Senior
Loan ETF(b)	148,354	7,356,875
Total Senior Loan Funds		70,553,312

	Shares	Value
Short-Term Treasury Bond Funds — 29.9%
iShares 1-3 Year Treasury Bond ETF(a)	906,667	$76,948,828
iShares Short Treasury Bond ETF(a)(b)	431,464	47,581,850
SPDR Barclays 1-3 Month T-Bill ETF*(b)	315,144	14,408,384
Vanguard Short-Term Bond ETF(a)	1,989,404	159,888,399
Total Short-Term Treasury Bond Funds		298,827,461

U.S. Large Cap Equity Funds — 7.3%
Guggenheim S&P 500 Pure Growth ETF	1,173	95,998
Guggenheim S&P 500 Pure Value ETF	21,647	1,195,131
iShares Russell 1000 Growth ETF(a)(b)	13,699	1,362,503
iShares Russell 1000 Value ETF(a)(b)	286,559	29,799,270
iShares S&P 500 Growth ETF(b)	5,201	595,566
iShares S&P 500 Value ETF	100,410	9,427,495
SPDR S&P 500 ETF Trust(b)	41,594	8,673,181
Vanguard Growth ETF	7,973	857,496
Vanguard Value ETF	247,315	20,964,893
Total U.S. Large Cap Equity Funds		72,971,533

U.S. Small Cap Equity Funds — 7.2%
iShares Russell 2000 Growth ETF(a)(b)	238,090	35,011,135
iShares S&P Small-Cap 600 Growth ETF(b)	129,891	16,416,923
Vanguard Small-Cap Growth ETF	160,606	21,010,477
Total U.S. Small Cap Equity Funds		72,438,535
Total Investment Companies — 98.2%
(Cost $973,975,955)		982,676,991

Short-Term Investment — 1.3%
Money Market Fund — 1.3%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(d)
(Cost $12,541,054)	12,541,054	12,541,054

Investment of Cash Collateral For
Securities Loaned — 8.9%
Money Market Fund — 8.9%
Dreyfus Government Cash
Management Fund, 0.00%(e)
(Cost $89,667,333)	89,667,333	89,667,333

Total Investments — 108.4%
(Cost $1,076,184,342)		1,084,885,378
Liabilities in Excess of Other
Assets — (8.4)%		(84,045,237)
Net Assets — 100.0%		$1,000,840,141

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $201,906,283.
(b)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $89,389,461; total market value of collateral held by the Fund was $92,304,361. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $2,637,028.
(c)	Less than 0.05%.
(d)	Rate shown reflects the 7-day yield at April 30, 2015.
(e)	Rate shown reflects the 1-day yield at April 30, 2015.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See notes to financial statements.

51

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)
April 30, 2015

Total return swap contracts outstanding at April 30, 2015:

Total Return Benchmark	Annual Financing Rate (Received) Paid	Expiration Date	Notional Amount Long (short)	Unrealized Appreciation (Depreciation)[1]
iPath Bloomberg Commodity Index Total Return ETN	(2.24)%	5/19/2015	$(379,754)	$—
iPath S&P 500 VIX Mid-Term Futures ETN	(2.73)%	5/19/2015	(6,376,914)	—
iShares Core U.S. Aggregate Bond ETF	1.13%	5/19/2015	124,473,054	—
iShares Core U.S. Credit Bond ETF	(4.98)%	5/19/2015	(2,651,377)	—
iShares iBoxx $ High Yield Corporate Bond ETF	(1.51)%	5/19/2015	(26,895,916)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	(0.69)%	5/19/2015	(74,736,773)	—
iShares MSCI All Country Asia ex Japan ETF	(3.98)%	5/19/2015	(13,791,117)	—
iShares MSCI Brazil Capped ETF	(0.99)%	5/19/2015	(4,426,673)	—
iShares MSCI Pacific ex Japan ETF	(1.80)%	5/19/2015	(9,269,373)	—
iShares MSCI Russia Capped ETF	(2.49)%	5/19/2015	(372,706)	—
iShares Russell 2000 ETF	(0.78)%	5/19/2015	(12,977,932)	—
iShares Russell 2000 Value ETF	(0.96)%	5/19/2015	(25,225,638)	—
iShares S&P Small-Cap 600 Value ETF	(1.95)%	5/19/2015	(14,170,952)	—
Market Vectors Russia ETF	(0.49)%	5/19/2015	(2,786,092)	—
PowerShares DB Commodity Index Tracking Fund	(0.37)%	5/19/2015	(1,173,797)	—
PowerShares DB Gold Fund	(4.37)%	5/19/2015	(191,246)	—
PowerShares DB U.S. Dollar Index Bullish Fund	(2.99)%	5/19/2015	(23,999,415)	—
SPDR Barclays Convertible Securities ETF	1.13%	5/19/2015	193,085,881	—
SPDR Barclays High Yield Bond ETF	(1.46)%	5/19/2015	(18,268,647)	—
Vanguard FTSE Pacific ETF	(0.85)%	5/19/2015	(10,957,802)	—
Vanguard Small-Cap Value ETF	(2.96)%	5/19/2015	(22,274,762)	—
				$—

Cash posted has been segregated as collateral for swaps in the amount of $3,379,724 at April 30, 2015.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1	Reflects a reset date of April 30, 2015.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Investments in Securities:(a)
Investment Companies	$982,676,991	$—		$—	$982,676,991
Short-Term Investment:
Money Market Fund	12,541,054	—		—	12,541,054
Investment of Cash Collateral for Securities Loaned	89,667,333	—		—	89,667,333
Total Investments in Securities	1,084,885,378	—		—	1,084,885,378
Other Financial Instruments:
Swap Contracts	—	—	(b)	—	—
Total Investments in Securities and Other Financial Instruments	$1,084,885,378	$—		$—	$1,084,885,378

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Swap Contracts	$—	$—	(b)	$—	$—
Total Other Financial Instruments	$—	$—		$—	$—

(a)	For a complete listing of investments and their industries, see the Schedule of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the year ended April 30, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2) The Fund did not hold any level 3 securities as of April 30, 2015 or April 30, 2014.

See notes to financial statements.

52

Schedules of Investments — IQ Hedge Macro Tracker ETF
April 30, 2015

	Shares	Value
Exchange Traded Notes — 0.6%
Equity — 0.6%
iPath S&P 500 VIX Mid-Term Futures*(a)
(Cost $149,983)	11,228	$134,175

Investment Companies — 99.4%
Commodity Fund — 0.4%
PowerShares DB Gold Fund*(a)	2,180	84,998

Corporate Bond Fund — 18.4%
iShares iBoxx $ Investment Grade
Corporate Bond ETF	33,465	4,013,792

Currency Fund — 9.7%
Market Vectors Emerging Markets
Local Currency Bond ETF(a)	103,277	2,121,310

Currency Harvest Fund — 4.6%
CurrencyShares Euro Trust*(b)	9,150	1,009,885

Debt Fund — 5.1%
WisdomTree Emerging Markets Local
Debt Fund(a)	27,292	1,112,695

Emerging Equity Funds — 6.8%
iShares MSCI Emerging Markets ETF(a)	1,172	50,255
SPDR S&P Emerging Markets
SmallCap ETF	28,271	1,340,893
Vanguard FTSE Emerging Markets ETF	1,804	79,142
Total Emerging Equity Funds		1,470,290

Equity Funds — 8.9%
iShares China Large-Cap ETF(a)	17,864	916,959
iShares India 50 ETF	8,240	241,514
iShares MSCI China ETF	4,089	256,299
SPDR S&P China ETF	1,700	165,325
SPDR S&P International Small
Cap ETF(a)	5,351	163,687
WisdomTree International SmallCap
Dividend Fund(a)	3,368	210,163
Total Equity Funds		1,953,947

Real Estate Fund — 0.1%
SPDR Dow Jones International Real
Estate ETF	663	29,391

	Shares	Value
Short-Term Treasury Bond Funds — 45.4%
iShares 1-3 Year Treasury Bond ETF	31,304	$2,656,770
iShares Short Treasury Bond ETF	14,897	1,642,841
SPDR Barclays 1-3 Month T-Bill ETF*	2,112	96,561
Vanguard Short-Term Bond ETF(b)	68,688	5,520,455
Total Short-Term Treasury Bond Funds		9,916,627
Total Investment Companies — 99.4%
(Cost $21,657,477)		21,712,935

Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(c)
(Cost $44,638)	44,638	44,638

Investment of Cash Collateral For
Securities Loaned — 21.6%
Money Market Fund — 21.6%
Dreyfus Government Cash
Management Fund, 0.01%(d)
(Cost $4,716,270)	4,716,270	4,716,270

Total Investments — 121.8%
(Cost $26,568,368)		26,608,018
Liabilities in Excess of
Other Assets — (21.8)%		(4,771,173)
Net Assets — 100.0%		$21,836,845

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $4,622,477; total market value of collateral held by the Fund was $4,767,276. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $51,006.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $1,233,891.
(c)	Rate shown reflects the 7-day yield at April 30, 2015.
(d)	Rate shown reflects the 1-day yield at April 30, 2015.

ETF — Exchange Traded Fund

See notes to financial statements.

53

Schedules of Investments — IQ Hedge Macro Tracker ETF (continued)
April 30, 2015

Total return swap contracts outstanding at April 30, 2015:

Total Return Benchmark	Annual Financing Rate (Received) Paid	Expiration Date	Notional Amount Long (short)	Unrealized Appreciation (Depreciation)[1]
CurrencyShares Japanese Yen Trust	(1.74)%	4/07/2016	$(531,330)	$—
iPath Bloomberg Commodity Index Total Return ETN	(2.24)%	4/07/2016	(96,229)	—
iShares Core U.S. Credit Bond ETF	0.63%	5/19/2015	143,363	—
iShares MSCI Brazil Capped ETF	(0.99)%	4/07/2016	(753,784)	—
iShares MSCI EAFE Small-Cap ETF	0.63%	5/19/2015	948,895	—
iShares MSCI India ETF	0.63%	5/19/2015	809,292	—
iShares MSCI Russia Capped ETF	(2.49)%	4/07/2016	(89,328)	—
iShares Russell 2000 ETF	0.13%	5/19/2015	418,971	—
iShares Silver Trust	(0.27)%	4/07/2016	(11,742)	—
iShares U.S. Real Estate ETF	(0.70)%	4/07/2016	(102,227)	—
Market Vectors Russia ETF	(0.49)%	4/07/2016	(667,751)	—
PowerShares DB Commodity Index Tracking Fund	(0.37)%	4/07/2016	(297,469)	—
PowerShares DB G10 Currency Harvest Fund	(1.99)%	4/07/2016	(135,377)	—
ProShares VIX Mid-Term Futures ETF	0.13%	5/19/2015	57,084	—
SPDR Barclays 1-3 Month T-Bill ETF	1.13%	5/19/2015	399,867	—
SPDR DB International Government Inflation-Protected Bond ETF	0.63%	5/19/2015	491,616	—
SPDR Dow Jones REIT ETF	(1.04)%	4/07/2016	(55,625)	—
Vanguard REIT ETF	(0.60)%	4/07/2016	(484,694)	—
				$—

Cash posted has been segregated as collateral for swaps in the amount of $113,760 at April 30, 2015.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, the total return of the benchmark for the period and the agreed-upon financing rate.

1	Reflects a reset date of April 30, 2015.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015, for valuing the Fund’s assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Investments in Securities:(a)
Exchange Traded Notes	$134,175	$—		$—	$134,175
Investment Companies	21,712,935	—		—	21,712,935
Short-Term Investment:
Money Market Fund	44,638	—		—	44,638
Investment of Cash Collateral for Securities Loaned	4,716,270	—		—	4,716,270
Total Investments in Securities	26,608,018	—		—	26,608,018
Other Financial Instruments:
Swap Contracts	—	—	(b)	—	—
Total Investments in Securities and Other Financial Instruments	$26,608,018	$—		$—	$26,608,018

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Swap Contracts	$—	$—	(b)	$—	$—
Total Other Financial Instruments	$—	$—		$—	$—

(a)	For a complete listing of investments and their industries, see the Schedule of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the year ended April 30, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2).

The Fund did not hold any level 3 securities as of April 30, 2015 or April 30, 2014.

See notes to financial statements.

54

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF
April 30, 2015

	Shares	Value
Investment Companies — 99.7%
Aggregate Bond Funds — 9.6%
SPDR Barclays Aggregate Bond ETF	717	$42,045
Vanguard Total Bond Market ETF(a)	14,307	1,186,193
Total Aggregate Bond Funds		1,228,238

Corporate Bond Funds — 4.7%
iShares Core U.S. Credit Bond ETF	610	68,375
iShares iBoxx $ Investment Grade
Corporate Bond ETF	4,478	537,091
Total Corporate Bond Funds		605,466

Currency Harvest Funds — 5.8%
CurrencyShares Euro Trust*	2,453	270,738
PowerShares DB G10 Currency
Harvest Fund*(b)	18,829	468,653
Total Currency Harvest Funds		739,391

Emerging Equity Funds — 2.3%
iShares MSCI Emerging Markets ETF	2,691	115,390
Vanguard FTSE Emerging Markets ETF	4,142	181,710
Total Emerging Equity Funds		297,100

Equity Fund — 0.7%
iShares Europe ETF	2,056	94,740

Senior Loan Funds — 6.1%
PowerShares Senior Loan Portfolio	28,671	693,265
SPDR Blackstone / GSO Senior Loan ETF	1,627	80,683
Total Senior Loan Funds		773,948

Short-Term Treasury Bond Funds — 49.9%
iShares 1-3 Year Treasury Bond ETF	19,926	1,691,120
iShares Short Treasury Bond ETF(a)	7,554	833,055
SPDR Barclays 1-3 Month T-Bill ETF*	6,926	316,657
Vanguard Short-Term Bond ETF(a)	43,722	3,513,937
Total Short-Term Treasury Bond Funds		6,354,769

U.S. Large Cap Equity Funds — 10.7%
Guggenheim S&P 500 Pure Value ETF	481	26,556
iShares Russell 1000 Value ETF	6,369	662,313
iShares S&P 500 Value ETF	2,232	209,562
Vanguard Value ETF	5,497	465,981
Total U.S. Large Cap Equity Funds		1,364,412

	Shares	Value
U.S. Small Cap Equity Funds — 9.9%
iShares Russell 2000 Growth ETF	4,164	$612,316
iShares S&P Small-Cap 600 Growth ETF	2,271	287,032
Vanguard Small-Cap Growth ETF	2,809	367,473
Total U.S. Small Cap Equity Funds		1,266,821
Total Investment Companies — 99.7%
(Cost $12,523,426)		12,724,885

Short-Term Investment — 0.5%
Money Market Fund — 0.5%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(c)
(Cost $65,860)	65,860	65,860

Investment of Cash Collateral For
Securities Loaned — 3.4%
Money Market Fund — 3.4%
Dreyfus Government Cash
Management Fund, 0.01%(d)
(Cost $438,854)	438,854	438,854

Total Investments — 103.6%
(Cost $13,028,140)		13,229,599
Liabilities in Excess of
Other Assets — (3.6)%		(463,183)
Net Assets — 100.0%		$12,766,416

*	Non-income producing securities.
(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $3,934,875.
(b)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $420,118; total market value of collateral held by the Fund was $438,854.
(c)	Rate shown reflects the 7-day yield at April 30, 2015.
(d)	Rate shown reflects the 1-day yield at April 30, 2015.

ETF — Exchange Traded Fund

See notes to financial statements.

55

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF (continued)
April 30, 2015

Total return swap contracts outstanding at April 30, 2015:

Total Return Benchmark	Annual Financing Rate (Received) Paid	Expiration Date	Notional Amount Long (short)	Unrealized Appreciation (Depreciation)[1]
iShares Core U.S. Aggregate Bond ETF	1.13%	5/19/2015	$1,053,281	$—
iShares iBoxx $ High Yield Corporate Bond ETF	(1.21)%	4/07/2016	(253,589)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.13%	5/19/2015	1,389,625	—
iShares MSCI All Country Asia ex Japan ETF	(3.98)%	4/07/2016	(390,066)	—
iShares MSCI EAFE ETF	(0.30)%	4/07/2016	(56,400)	—
iShares MSCI EMU ETF	0.63%	5/19/2015	331,493	—
iShares MSCI Pacific ex Japan ETF	(1.28)%	4/07/2016	(262,200)	—
iShares Russell 1000 Growth ETF	(0.62)%	4/07/2016	(409,974)	—
iShares Russell 2000 Value ETF	(0.96)%	4/07/2016	(403,779)	—
iShares S&P 500 Growth ETF	(1.49)%	4/07/2016	(179,208)	—
iShares S&P Small-Cap 600 Value ETF	(1.89)%	4/07/2016	(226,826)	—
iShares Short Treasury Bond ETF	0.63%	5/19/2015	213,061	—
PowerShares DB US Dollar Index Bullish Fund	(2.99)%	4/07/2016	(301,685)	—
SPDR Barclays Convertible Securities ETF	1.13%	5/19/2015	473,833	—
SPDR Barclays High Yield Bond ETF	(1.35)%	4/07/2016	(172,234)	—
Vanguard FTSE Developed Markets ETF	(0.48)%	4/07/2016	(25,112)	—
Vanguard FTSE Europe ETF	0.63%	5/19/2015	450,182	—
Vanguard FTSE Pacific ETF	(0.85)%	4/07/2016	(309,963)	—
Vanguard Growth ETF	(0.74)%	4/07/2016	(258,120)	—
Vanguard Small-Cap Value ETF	(2.96)%	4/07/2016	(356,550)	—
				$—

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, the total return of the benchmark for the period and the agreed-upon financing rate.

1	Reflects a reset date of April 30, 2015.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015, for valuing the Fund’s assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Investments in Securities:(a)
Investment Companies	$12,724,885	$—		$—	$12,724,885
Short-Term Investment:
Money Market Fund	65,860	—		—	65,860
Investment of Cash Collateral for Securities Loaned	438,854	—		—	438,854
Total Investments in Securities	13,229,599	—		—	13,229,599
Other Financial Instruments:
Swap Contracts	—	—	(b)	—	—
Total Investments in Securities and Other Financial Instruments	$13,229,599	$—		$—	$13,229,599

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Swap Contracts	$—	$—	(b)	$—	$—
Total Other Financial Instruments	$—	$—		$—	$—

(a)	For a complete listing of investments and their industries, see the Schedule of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instrument. The Fund recognizes transfers between the levels as of the beginning of the period.

For the year ended April 30, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2).

The Fund did not hold any level 3 securities as of April 30, 2015 or April 30, 2014.

See notes to financial statements.

56

Schedules of Investments — IQ Hedge Long/Short Tracker ETF
April 30, 2015

	Shares	Value
Investment Companies — 99.2%
Corporate Bond Funds — 15.2%
iShares Core U.S. Credit Bond ETF	92	$10,312
iShares iBoxx $ Investment Grade
Corporate Bond ETF	2,434	291,934
Total Corporate Bond Funds		302,246

Emerging Equity Funds — 1.9%
iShares MSCI Emerging Markets ETF	336	14,408
Vanguard FTSE Emerging Markets ETF	517	22,681
Total Emerging Equity Funds		37,089

Equity Funds — 6.6%
iShares MSCI EAFE ETF	1,369	91,052
Vanguard FTSE Developed
Markets ETF	980	40,543
Total Equity Funds		131,595

Senior Loan Funds — 32.9%
PowerShares Senior Loan Portfolio(a)	24,321	588,082
SPDR Blackstone / GSO Senior
Loan ETF	1,381	68,484
Total Senior Loan Funds		656,566

U.S. Large Cap Equity Funds — 22.3%
Guggenheim S&P 500 Pure
Growth ETF	53	4,338
Guggenheim S&P 500 Pure Value ETF	62	3,423
iShares Russell 1000 Growth ETF	623	61,964
iShares Russell 1000 Value ETF	827	86,000
iShares S&P 500 Growth ETF	237	27,139
iShares S&P 500 Value ETF	290	27,228
SPDR S&P 500 ETF Trust	647	134,911
Vanguard Growth ETF	363	39,041
Vanguard Value ETF	714	60,526
Total U.S. Large Cap Equity Funds		444,570

	Shares	Value
U.S. Small Cap Equity Funds — 20.3%
iShares Russell 2000 Growth ETF(b)	1,331	$195,724
iShares S&P Small-Cap 600 Growth ETF	726	91,759
Vanguard Small-Cap Growth ETF	898	117,476
Total U.S. Small Cap Equity Funds		404,959
Total Investment Companies — 99.2%
(Cost $1,994,908)		1,977,025

Short-Term Investment — 0.4%
Money Market Fund — 0.4%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(c)
(Cost $7,022)	7,022	7,022

Investment of Cash Collateral For
Securities Loaned — 0.0%(d)
Money Market Fund — 0.0%(d)
Dreyfus Government Cash
Management Fund, 0.00%(e)
(Cost $615)	615	615

Total Investments — 99.6%
(Cost $2,002,545)		1,984,662
Other Assets in Excess of
Liabilities — 0.4%		7,999
Net Assets — 100.0%		$1,992,661

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $374,790.
(b)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $588; total market value of collateral held by the Fund was $615.
(c)	Rate shown reflects the 7-day yield at April 30, 2015.
(d)	Less than 0.05%.
(e)	Rate shown reflects the 1-day yield at April 30, 2015.

ETF — Exchange Traded Fund

See notes to financial statements.

57

Schedules of Investments — IQ Hedge Long/Short Tracker ETF (continued)
April 30, 2015

Total return swap contracts outstanding at April 30, 2015:

Total Return Benchmark	Annual Financing Rate (Received) Paid	Expiration Date	Notional Amount Long (short)	Unrealized Appreciation (Depreciation)[1]
Guggenheim S&P 500 Pure Growth ETF	0.63%	3/28/2017	$1,309	$—
Guggenheim S&P 500 Pure Value ETF	0.63%	3/28/2017	1,049	—
iShares Core U.S. Credit Bond ETF	0.63%	3/28/2017	3,026	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.13%	3/28/2017	86,837	—
iShares MSCI EAFE ETF	0.63%	3/28/2017	27,070	—
iShares MSCI Emerging Markets ETF	0.63%	3/28/2017	4,288	—
iShares Russell 1000 Growth ETF	1.13%	3/28/2017	18,400	—
iShares Russell 1000 Value ETF	0.63%	3/28/2017	25,582	—
iShares Russell 2000 Growth ETF	0.63%	3/28/2017	58,232	—
iShares Russell 2000 Value ETF	(0.99)%	3/28/2017	(236,573)	—
iShares S&P 500 Growth ETF	0.63%	3/28/2017	8,016	—
iShares S&P 500 Value ETF	0.63%	3/28/2017	8,075	—
iShares S&P Small-Cap 600 Growth ETF	0.63%	3/28/2017	27,300	—
iShares S&P Small-Cap 600 Value ETF	(1.99)%	3/28/2017	(132,967)	—
PowerShares Senior Loan Portfolio	1.13%	3/28/2017	174,918	—
SPDR Blackstone / GSO Senior Loan ETF	0.63%	3/28/2017	20,381	—
SPDR S&P 500 ETF Trust	0.63%	3/28/2017	40,244	—
Vanguard FTSE Developed Markets ETF	0.63%	3/28/2017	12,039	—
Vanguard FTSE Emerging Markets ETF	0.63%	3/28/2017	6,756	—
Vanguard Growth ETF	0.63%	3/28/2017	11,615	—
Vanguard Small-Cap Growth ETF	0.63%	3/28/2017	34,929	—
Vanguard Small-Cap Value ETF	(2.99)%	3/28/2017	(208,941)	—
Vanguard Value ETF	0.63%	3/28/2017	17,971	—
				$—

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1	Reflects a reset date of April 30, 2015.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 for valuing the Fund’s assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Investments in Securities:(a)
Investment Companies	$1,977,025	$—		$—	$1,977,025
Short-Term Investment:
Money Market Fund	7,022	—		—	7,022
Investment of Cash Collateral for Securities Loaned	615	—		—	615
Total Investments in Securities	1,984,662	—		—	1,984,662
Other Financial Instruments:
Swap Contracts	—	—	(b)	—	—
Total Investments in Securities and Other Financial Instruments	$1,984,662	$—		$—	$1,984,662

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Swap Contracts	$—	$—	(b)	$—	$—
Total Other Financial Instruments	$—	$—		$—	$—

(a)	For a complete listing of investments and their industries, see the Schedule of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the year ended April 30, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2) The Fund did not hold any level 3 securities as of April 30, 2015 or April 30. 2014.

See notes to financial statements.

58

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF
April 30, 2015

	Shares	Value
Investment Companies — 99.5%
Aggregate Bond Funds — 44.5%
iShares Core U.S. Aggregate Bond ETF	3,707	$410,958
SPDR Barclays Aggregate Bond ETF	280	16,419
Vanguard Total Bond Market ETF	5,584	462,970
Total Aggregate Bond Funds		890,347

Convertible Bond Fund — 45.3%
SPDR Barclays Convertible
Securities ETF	18,742	906,551

Emerging Equity Funds — 1.2%
iShares MSCI Emerging Markets ETF	215	9,219
Vanguard FTSE Emerging Markets ETF	332	14,565
Total Emerging Equity Funds		23,784

U.S. Large Cap Equity Funds — 8.5%
Guggenheim S&P 500 Pure
Growth ETF	68	5,565
iShares Russell 1000 Growth ETF	800	79,568

	Shares	Value
U.S. Large Cap Equity Funds (continued)
iShares S&P 500 Growth ETF	304	$34,811
Vanguard Growth ETF	466	50,118
Total U.S. Large Cap Equity Funds		170,062
Total Investment Companies — 99.5%
(Cost $1,992,122)		1,990,744

Short-Term Investment — 0.4%
Money Market Fund — 0.4%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(a)
(Cost $8,122)	8,122	8,122

Total Investments — 99.9%
(Cost $2,000,244)		1,998,866
Other Assets in Excess of
Liabilities — 0.1%		2,568
Net Assets — 100.0%		$2,001,434

(a)	Rate shown reflects the 7-day yield at April 30, 2015.

ETF — Exchange Traded Fund

Total return swap contracts outstanding at April 30, 2015:

Total Return Benchmark	Annual Financing Rate (Received) Paid	Expiration Date	Notional Amount Long (short)	Unrealized Appreciation (Depreciation)[1]
Guggenheim S&P 500 Pure Growth ETF	0.63%	3/28/2017	$573	$—
iShares Core U.S. Aggregate Bond ETF	1.13%	3/28/2017	43,790	—
iShares Core U.S. Credit Bond ETF	(4.99)%	3/28/2017	(7,062)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	(0.62)%	3/28/2017	(200,420)	—
iShares MSCI Emerging Markets ETF	0.63%	3/28/2017	986	—
iShares Russell 1000 Growth ETF	1.13%	3/28/2017	8,454	—
iShares S&P 500 Growth ETF	0.63%	3/28/2017	3,664	—
SPDR Barclays Aggregate Bond ETF	0.63%	3/28/2017	1,759	—
SPDR Barclays Convertible Securities ETF	1.13%	3/28/2017	96,498	—
Vanguard FTSE Emerging Markets ETF	0.63%	3/28/2017	1,535	—
Vanguard Growth ETF	0.63%	3/28/2017	5,378	—
Vanguard Total Bond Market ETF	0.63%	3/28/2017	49,331	—
				$—

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

1	Reflects a reset date of April 30, 2015.

See notes to financial statements.

59

Schedules of Investments — IQ Hedge Event-Driven Tracker ETF (continued)
April 30, 2015

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 for valuing the Fund’s assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Investments in Securities:(a)
Investment Companies	$1,990,744	$—		$—	$1,990,744
Short-Term Investment:
Money Market Fund	8,122				8,122
Total Investments in Securities	1,998,866	—		—	1,998,866
Other Financial Instruments:
Swap Contracts	—	—	(b)	—	—
Total Investments in Securities and Other Financial Instruments	$1,998,866	$—		$—	$1,998,866

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Swap Contracts	$—	$—	(b)	$—	$—
Total Other Financial Instruments	$—	$—		$—	$—

(a)	For a complete listing of investments and their industries, see the Schedule of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the year ended April 30, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2) The Fund did not hold any level 3 securities as of April 30, 2015 or April 30, 2014.

See notes to financial statements.

60

Schedules of Investments — IQ Global Resources ETF
April 30, 2015

	Shares	Value
Common Stocks — 91.3%

Australia — 9.4%
BHP Billiton Ltd.	162,964	$4,109,355
Fortescue Metals Group Ltd.(a)	95,311	163,133
Newcrest Mining Ltd.*	75,325	858,512
Northern Star Resources Ltd.	58,222	101,489
Sandfire Resources NL	210,967	818,689
Whitehaven Coal Ltd.*	63,734	82,946
Woodside Petroleum Ltd.	4,432	122,526
Total Australia		6,256,650

Canada — 17.7%
Agnico Eagle Mines Ltd.	21,223	639,888
B2Gold Corp.*	90,521	141,246
Barrick Gold Corp.	114,438	1,481,435
Canadian Natural Resources Ltd.(a)	5,913	195,709
Canfor Corp.*	50,749	1,001,782
Centerra Gold, Inc.	23,241	119,731
Detour Gold Corp.*	16,770	176,526
Eldorado Gold Corp.	70,474	349,679
Enbridge, Inc.	4,568	237,819
Goldcorp, Inc.	81,440	1,526,937
Imperial Oil Ltd.	4,540	199,329
Interfor Corp.*	25,000	356,450
Kinross Gold Corp.*	112,463	272,047
New Gold, Inc.*	49,978	167,109
Norbord, Inc.(a)	20,100	403,908
Pan American Silver Corp.	14,878	141,871
SEMAFO, Inc.*	28,900	88,519
Silver Wheaton Corp.	39,717	780,404
Suncor Energy, Inc.	7,809	253,305
Tahoe Resources, Inc.	14,500	204,108
Teck Resources Ltd., Class B	17,679	266,955
TransCanada Corp.	3,843	177,674
Turquoise Hill Resources Ltd.*	124,980	519,917
West Fraser Timber Co., Ltd.	31,352	1,606,879
Westshore Terminals Investment Corp.	4,600	121,186
Yamana Gold, Inc.	92,177	350,824
Total Canada		11,781,237

France — 3.3%
Suez Environnement Co.	36,014	734,470
Total SA	12,240	664,997
Veolia Environnement SA*	36,735	778,811
Total France		2,178,278

Germany — 0.0%(b)
Suedzucker AG	1,514	22,886

Hong Kong — 1.8%
Beijing Enterprises Water Group Ltd.*	579,671	501,808
China Modern Dairy Holdings Ltd.*(a)	136,843	55,788
CNOOC Ltd.	240,268	407,310
Hong Kong & China Gas Co., Ltd.	56,806	135,581
Shougang Fushan Resources
Group Ltd.	329,358	84,558
Total Hong Kong		1,185,045

Ireland — 0.2%
Kerry Group PLC, Class A	1,305	95,826
Origin Enterprises PLC	3,500	31,493
Total Ireland		127,319

	Shares	Value
Common Stocks (continued)

Italy — 0.6%
Eni SpA	19,411	$373,682

Japan — 3.8%
Ajinomoto Co., Inc.	3,956	87,966
Itoham Foods, Inc.(a)	6,105	33,058
Mitsubishi Materials Corp.	40,000	145,066
Mitsui & Co., Ltd.	9,611	134,965
NH Foods Ltd.	6,285	137,391
Nisshin Seifun Group, Inc.	2,225	26,104
Oji Holdings Corp.	371,000	1,655,503
Sumitomo Metal Mining Co., Ltd.	17,314	255,724
Toyo Suisan Kaisha Ltd.	793	27,765
Yamazaki Baking Co., Ltd.	2,000	35,715
Total Japan		2,539,257

New Zealand — 2.4%
Fletcher Building Ltd.	256,995	1,625,961

Norway — 1.0%
Norsk Hydro ASA	62,444	294,922
Statoil ASA	17,094	360,686
Total Norway		655,608

Singapore — 0.4%
Golden Agri-Resources Ltd.	95,240	30,200
Sakari Resources Ltd.*(c)(d)	240,456	98,030
Wilmar International Ltd.	47,466	116,824
Total Singapore		245,054

Spain — 0.8%
Ebro Foods SA	1,152	22,319
Ence Energia y Celulosa SA	92,754	334,152
Repsol SA	7,392	152,533
Total Spain		509,004

Sweden — 1.7%
Boliden AB	8,372	182,372
Sandvik AB(a)	77,910	979,666
Total Sweden		1,162,038

United Kingdom — 18.7%
Acacia Mining PLC	40,306	178,945
Anglo American PLC	42,755	726,026
Antofagasta PLC	30,180	362,453
Associated British Foods PLC	5,876	257,985
BG Group PLC	18,354	333,530
BP PLC	98,068	708,469
Evraz PLC	46,103	134,400
Fresnillo PLC	72,424	800,786
Glencore PLC*	400,324	1,908,651
Pennon Group PLC	26,699	352,035
Polymetal International PLC	41,362	336,566
Polyus Gold International Ltd.(a)	297,997	859,795
Randgold Resources Ltd.	9,108	694,797
Rio Tinto PLC	56,636	2,510,970
Royal Dutch Shell PLC, Class A	34,071	1,083,117
Severn Trent PLC	16,047	524,030
Tate & Lyle PLC	3,470	31,809
United Utilities Group PLC	45,665	681,406
Total United Kingdom		12,485,770

See notes to financial statements.

61

Schedules of Investments — IQ Global Resources ETF (continued)
April 30, 2015

	Shares	Value
Common Stocks (continued)

United States — 29.5%
Alcoa, Inc.	37,415	$502,110
American Water Works Co., Inc.	12,041	656,476
Anadarko Petroleum Corp.	2,772	260,845
Apache Corp.	2,026	138,578
Aqua America, Inc.(a)	11,843	317,629
Archer-Daniels-Midland Co.	4,708	230,127
Boise Cascade Co.*	14,805	513,734
Bunge Ltd.	1,080	93,280
Chevron Corp.	10,112	1,123,039
ConAgra Foods, Inc.	3,161	114,270
ConocoPhillips	6,623	449,834
CONSOL Energy, Inc.	14,303	464,561
Devon Energy Corp.	2,211	150,812
EOG Resources, Inc.	2,950	291,903
Exxon Mobil Corp.	22,560	1,971,067
Flowserve Corp.	9,022	528,058
Freeport-McMoRan, Inc.(a)	31,830	740,684
General Mills, Inc.	4,423	244,769
Hain Celestial Group, Inc. (The)*	755	45,481
Halliburton Co.(a)	4,570	223,702
Hormel Foods Corp.	7,512	408,277
IDEX Corp.	5,239	392,977
Ingredion, Inc.	530	42,082
JM Smucker Co. (The)	888	102,937
Joy Global, Inc.(a)	6,049	257,929
Kellogg Co.	2,646	167,571
Kinder Morgan, Inc.	11,538	495,557
Louisiana-Pacific Corp.*	53,388	813,633
Marathon Petroleum Corp.	1,468	144,701
Mercer International, Inc.*	24,158	345,459
Mondelez International, Inc., Class A	12,241	469,687
Newmont Mining Corp.	49,030	1,298,805
Occidental Petroleum Corp.	4,145	332,015
Peabody Energy Corp.(a)	17,257	81,626
Pentair PLC	12,040	748,286
Phillips 66	2,923	231,823
Pilgrim’s Pride Corp.(a)	7,387	182,459
Pioneer Natural Resources Co.	801	138,397
Resolute Forest Products, Inc.*	35,548	548,150
Royal Gold, Inc.	6,408	413,508
Sanderson Farms, Inc.(a)	659	49,504
Schlumberger Ltd.	6,859	648,930
Seaboard Corp.*	33	118,800
Southern Copper Corp.(a)	24,693	804,498

	Shares	Value
Common Stocks (continued)

United States (continued)
Spectra Energy Corp.	3,609	$134,435
Tyson Foods, Inc., Class A	10,656	420,912
Valero Energy Corp.	2,769	157,556
Williams Cos., Inc. (The)	4,022	205,886
Xylem, Inc.	12,210	452,014
Total United States		19,669,373
Total Common Stocks — 91.3%
(Cost $63,087,972)		60,817,162

Short-Term Investment — 7.5%
Money Market Fund — 7.5%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(e)
(Cost $5,002,172)	5,002,172	5,002,172

Investment of Cash Collateral
For Securities Loaned — 4.6%
Money Market Fund — 4.6%
Dreyfus Government Cash
Management Fund, 0.01%(f)
(Cost $3,041,309)	3,041,309	3,041,309

Total Investments — 103.4%
(Cost $71,131,453)		68,860,643
Liabilities in Excess of
Other Assets — (3.4)%		(2,273,283)
Net Assets — 100.0%		$66,587,360

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $3,899,829; total market value of collateral held by the Fund was $3,988,939. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $947,630.
(b)	Less than 0.05%.
(c)	Security has been deemed illiquid because it may not be able to be resold within seven days. At April 30, 2015, the value of these securities were $98,030.
(d)	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
(e)	Rate shown reflects the 7-day yield at April 30, 2015.
(f)	Rate shown reflects the 1-day yield at April 30, 2015.

PLC — Public Limited Company

See notes to financial statements.

62

Schedules of Investments — IQ Global Resources ETF (continued)
April 30, 2015

Open futures contracts outstanding at April 30, 2015:

Type	Broker	Expiration Date	Number of Contracts Sold	Notional Value at Trade Date	Notional Value at April 30, 2015	Unrealized Depreciation
E-mini S&P 500 Future	Morgan Stanley	June 2015	(62)	$(6,374,279)	$(6,444,590)	$(70,311)
Mini MSCI EAFE Index Future	Morgan Stanley	June 2015	(67)	(6,063,091)	(6,345,570)	(282,479)
						$(352,790)

Cash posted as collateral to broker for futures contracts was $506,300 at April 30, 2015.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 for valuing the Fund’s assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities:(a)
Common Stocks	$60,719,132	$—	$98,030	(c)	$60,817,162
Short-Term Investments:
Money Market Fund	5,002,172	—	—		5,002,172
Investment of Cash Collateral for Securities Loaned	3,041,309	—	—		3,041,309
Total Investments in Securities	68,762,613	—	98,030		68,860,643
Other Financial Instruments:
Futures Contracts	—	—	—		—
Total Investments in Securities and Other Financial Instruments	$68,762,613	$—	$98,030		$68,860,643

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts	$(352,790	)(b)	$—	$—	$(352,790)
Total Other Financial Instruments	$(352,790)		$—	$—	$(352,790)

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.
(c)	The Level 3 security valued at $98,030 has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the year ended April 30, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at April 30, 2015(a)
Common Stock
Sakari Resources Ltd(b)	$216,410	$—	$—	$(118,380)	$—	$—	$—	$—	$98,030	$(118,380)
Total	$216,410	$—	$—	$(118,380)	$—	$—	$—	$—	$98,030	$(118,380)

(a)	Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations.
(b)	Security has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurements as of April 30, 2015.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$98,030	Peer Analysis	Comparable Securities

See notes to financial statements.

63

Schedules of Investments — IQ Merger Arbitrage ETF
April 30, 2015

	Shares	Value
Common Stocks — 97.5%

Consumer Discretionary — 11.9%
Life Time Fitness, Inc.*	23,877	$1,707,206
Office Depot, Inc.*(a)	624,167	5,754,820
Orbitz Worldwide, Inc.*	223,495	2,619,361
TRW Automotive Holdings Corp.*(a)	42,018	4,414,411
Total Consumer Discretionary		14,495,798

Consumer Staples — 15.8%
Kraft Foods Group, Inc.(a)	134,644	11,411,079
Lorillard, Inc.(a)	111,613	7,797,284
Total Consumer Staples		19,208,363

Energy — 11.2%
Baker Hughes, Inc.(a)	150,623	10,311,651
Dresser-Rand Group, Inc.*(a)	31,100	2,571,037
Sakari Resources Ltd.*(b)(c)	425	173
Talisman Energy, Inc.	90,023	715,725
Total Energy		13,598,586

Financials — 3.5%
City National Corp.(a)	20,525	1,912,930
Conwert Immobilien Invest SE*	26,405	334,050
Novion Property Group	458,788	893,816
Susquehanna Bancshares, Inc.(a)	49,445	664,541
TSB Banking Group PLC*	93,030	479,072
Total Financials		4,284,409

Health Care — 24.3%
Auspex Pharmaceuticals, Inc.*	23,855	2,406,731
Catamaran Corp.*	97,292	5,774,280
Hospira, Inc.*(a)	110,588	9,653,227
Hyperion Therapeutics, Inc.*	35,673	1,639,531
Pharmacyclics, Inc.*(d)	39,379	10,088,900
Total Health Care		29,562,669

Industrials — 10.0%
Ansaldo STS SpA	177,121	1,883,508
Exelis, Inc.	104,254	2,556,308
Polypore International, Inc.*(a)	98,642	5,776,476
Toll Holdings Ltd.	270,543	1,916,249
Total Industrials		12,132,541

Information Technology — 10.8%
Advent Software, Inc.	25,388	1,102,093
Aruba Networks, Inc.*	96,031	2,363,323
Emulex Corp.*	58,332	467,823
Freescale Semiconductor Ltd.*	88,895	3,474,905
Integrated Silicon Solution, Inc.	23,758	440,711
InterXion Holding NV*	15,225	463,601
Kofax Ltd.*	228,844	2,524,149
Mitel Networks Corp.*	41,676	387,170
OmniVision Technologies, Inc.*(a)	64,031	1,786,145
Total Information Technology		13,009,920

Materials — 8.3%
MeadWestvaco Corp.(a)	44,328	2,163,206
Rexam PLC	267,848	2,385,311
RTI International Metals, Inc.*(d)	32,533	1,224,868
Sigma-Aldrich Corp.(a)	30,582	4,248,451
Total Materials		10,021,836

	Shares	Value
Common Stocks (continued)

Telecommunication Services — 0.3%
iiNET Ltd.(d)	49,385	$387,187

Utilities — 1.4%
Cleco Corp.(a)	15,901	864,219
UIL Holdings Corp.	17,202	858,036
Total Utilities		1,722,255
Total Common Stocks — 97.5%
(Cost $116,840,006)		118,423,564

Rights — 0.0% (e)
Health Care — 0.0% (e)
Furiex Pharmaceuticals CVR*(b)(c)	2,059	20,116
Trius Therapeutics CVR*(b)(c)	6,177	—
Total Rights — 0.0%(e)
(Cost $20,116)		20,116

Short-Term Investment — 1.5%
Money Market Fund — 1.5%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(f)
(Cost $1,850,896)	1,850,896	1,850,896

Investment of Cash Collateral For
Securities Loaned — 2.8%
Money Market Fund — 2.8%
Dreyfus Government Cash
Management Fund, 0.01%(g)
(Cost $3,359,287)	3,359,287	3,359,287
Total Investments — 101.8%
(Cost $122,070,305)		123,653,863
Liabilities in Excess of Other
Assets — (1.8)%		(2,206,690)
Net Assets — 100.0%		$121,447,173

*	Non-income producing securities.
(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $12,679,677.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days. At April 30, 2015, the value of these securities were $20,289.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,577,965; total market value of collateral held by the Fund was $3,359,287.
(e)	Less than 0.05%.
(f)	Rate shown reflects the 7-day yield at April 30, 2015.
(g)	Rate shown reflects the 1-day yield at April 30, 2015.

CVR — Contingent Value Right

PLC — Public Limited Company

See notes to financial statements.

64

Schedules of Investments — IQ Merger Arbitrage ETF (continued)
April 30, 2015

Total return swap contracts outstanding at April 30, 2015:

Total Return Benchmark	Annual Financing Rate (Received) Paid	Expiration Date	Notional Amount Long (short)	Unrealized Appreciation (Depreciation)[1]
Consumer Discretionary Select Sector SPDR Fund	(0.34)%	1/11/2017	$(2,098,513)	$—
Consumer Staples Select Sector SPDR Fund	(0.34)%	1/11/2017	(11,355,438)	—
Energy Select Sector SPDR Fund	(0.42)%	1/11/2017	(7,915,039)	—
Financial Select Sector SPDR Fund	(0.27)%	1/11/2017	(1,390,853)	—
Health Care Select Sector SPDR Fund	(0.34)%	1/11/2017	(4,167,762)	—
Industrial Select Sector SPDR Fund	(0.34)%	1/11/2017	(801,461)	—
iShares MSCI Pacific ex Japan ETF	(1.55)%	1/11/2017	(920,469)	—
Materials Select Sector SPDR Fund	(0.34)%	1/11/2017	(4,360,070)	—
Technology Select Sector SPDR Fund	(0.27)%	1/11/2017	(3,247,364)	—
Vanguard FTSE Europe ETF	(0.34)%	1/11/2017	(1,189,576)	—
				$—

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives from, or pays to, the counterparty, depending upon the total return of the benchmark and the agreed-upon financing rate.

1	Reflects a reset date of April 30, 2015.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 for valuing the Fund’s assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
Investments in Securities:(a)
Common Stocks	$118,423,391	$—		$173	(c)	$118,423,564
Rights	—	20,116		—	*	20,116
Short-Term Investment:
Money Market Fund	1,850,896	—		—		1,850,896
Investment of Cash Collateral for Securities Loaned	3,359,287	—		—		3,359,287
Total Investments in Securities	$123,633,574	$20,116		$173		$123,653,863
Other Financial Instruments:
Swap Contracts	—	—	(b)	—		—

Total Investments in Securities and Other Financial Instruments	$—	$—		$—		$—

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Swap Contracts	$—	$—	(b)	$—	$—
Total Other Financial Instruments	$—	$—		$—	$—

*	Includes level 3 security valued at $0.
(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instruments.
(c)	The Level 3 security valued at $173 has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the year ended April 30, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2) The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2014		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2015		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at April 30, 2015(a)
Common Stock
Sakari Resources Ltd(b)
Rights	$382		$—	$—	$(209)	$—	$—	$—	$—	$173		$(209)
Trius Therapeutics CVR	—	*	—	—	—	—	—	—	—	—	*	—
Total	$382		$—	$—	$(209)	$—	$—	$—	$—	$173		$(209)

*	Includes level 3 security valued at $0.
(a)	Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations.
(b)	Security has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees. Information about level 3 fair value measurements as of April 30, 2015.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$173	Peer Analysis	Comparable Securities
Rights	—	Issuer Specific Facts	Contingent Payment Terms

See notes to financial statements.

65

Schedules of Investments — IQ Real Return ETF
April 30, 2015

	Shares	Value
Investment Companies — 99.7%
Currency Harvest Fund — 10.3%
CurrencyShares British Pound
Sterling Trust*(a)†	19,093	$2,876,551

Intermediate-Term Treasury
Bond Fund — 0.4%
iShares 7-10 Year Treasury Bond ETF	1,035	111,293

Long-Term Bond Fund — 2.4%
iShares 20+ Year Treasury Bond ETF	5,383	677,989

Real Estate Funds — 4.2%
iShares U.S. Real Estate ETF	2,533	191,242
SPDR Dow Jones REIT ETF	1,133	100,837
Vanguard REIT ETF	11,048	876,990
Total Real Estate Funds		1,169,069

Short-Term Treasury Bond Funds — 70.5%
iShares 1-3 Year Treasury Bond ETF	23,379	1,984,176
iShares Short Treasury Bond ETF(a)	122,506	13,509,962
SPDR Barclays 1-3 Month T-Bill ETF*	93,606	4,279,666
Total Short-Term Treasury Bond Funds		19,773,804

U.S. Large Cap Equity Funds — 9.9%
iShares Core S&P 500 ETF	25	5,246
SPDR S&P 500 ETF Trust(a)	13,276	2,768,312
Total U.S. Large Cap Equity Funds		2,773,558

U.S. Small Cap Equity Fund — 2.0%
iShares Russell 2000 ETF(a)	4,663	564,969
Total Investment Companies — 99.7%
(Cost $27,724,144)		27,947,233

	Shares	Value
Short-Term Investment — 0.3%
Money Market Fund — 0.3%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(b)
(Cost $92,459)	92,459	$92,459

Investment of Cash Collateral For Securities Loaned — 15.4%
Money Market Fund — 15.4%
Dreyfus Government Cash
Management Fund, 0.01%(c)
(Cost $4,305,369)	4,305,369	4,305,369
Total Investments — 115.4%
(Cost $32,121,972)		32,345,061
Liabilities in Excess of Other
Assets — (15.4)%		(4,314,019)
Net Assets — 100.0%		$28,031,042

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $4,197,868; total market value of collateral held by the Fund was $4,305,369.
(b)	Rate shown reflects the 7-day yield at April 30, 2015.
(c)	Rate shown reflects the 1-day yield at April 30, 2015.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 for valuing the Fund’s assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities:(a)
Investment Companies	$27,947,233	$—	$—	$27,947,233
Short-Term Investment:
Money Market Fund	92,459	—	—	92,459
Investment of Cash Collateral for Securities Loaned	4,305,369	—	—	4,305,369
Total Investments in Securities	$32,345,061	$—	$—	$32,345,061

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the year ended April 30, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2) The Fund did not hold any level 3 securities as of April 30, 2015 or April 30, 2014.

See notes to financial statements.

66

Schedules of Investments — IQ Australia Small Cap ETF
April 30, 2015

	Shares	Value
Common Stocks — 100.1%
Consumer Discretionary — 24.6%
Ainsworth Game Technology Ltd.(a)	6,972	$15,398
APN News & Media Ltd.*(a)	28,769	21,330
APN Outdoor Group Ltd.	8,664	22,073
Automotive Holdings Group Ltd.*	13,261	44,662
Breville Group Ltd.	8,201	49,808
Dick Smith Holdings Ltd.	13,462	22,192
Echo Entertainment Group Ltd.	50,859	182,122
Fairfax Media Ltd.	159,090	131,129
G8 Education Ltd.(a)	19,796	56,367
Invocare Ltd.	7,115	75,256
JB Hi-Fi Ltd.(a)	6,040	93,328
Myer Holdings Ltd.	37,849	41,198
Navitas Ltd.	16,214	59,212
Nine Entertainment Co. Holdings Ltd.	37,991	69,520
Retail Food Group Ltd.	8,323	45,625
Seven West Media Ltd.	42,220	42,126
Slater & Gordon Ltd.	18,453	92,277
Southern Cross Media Group Ltd.	35,156	29,670
Super Retail Group Ltd.(a)	8,186	63,792
Tabcorp Holdings Ltd.	54,676	210,022
Ten Network Holdings Ltd.*	110,831	17,921
Village Roadshow Ltd.	4,876	21,653
Total Consumer Discretionary		1,406,681

Consumer Staples — 4.9%
Asaleo Care Ltd.	26,733	38,903
Australian Agricultural Co., Ltd.*	25,219	32,224
Bega Cheese Ltd.	7,505	28,592
GrainCorp Ltd., Class A(a)	11,492	89,827
Metcash Ltd.(a)	61,300	64,064
Tassal Group Ltd.	9,076	23,194
Total Consumer Staples		276,804

Energy — 5.3%
AWE Ltd.*	34,212	38,723
Beach Energy Ltd.	73,074	63,977
Karoon Gas Australia Ltd.*(a)	15,022	32,584
Liquefied Natural Gas Ltd.*	27,555	99,107
Paladin Energy Ltd.*	86,165	23,787
Whitehaven Coal Ltd.*(a)	33,091	43,066
Total Energy		301,244

Financials — 9.3%
BT Investment Management Ltd.	3,769	28,390
Cover-More Group Ltd.(a)	18,999	32,968
FlexiGroup Ltd.(a)	14,639	39,374
Genworth Mortgage Insurance
Australia Ltd.(a)	14,548	38,555
IOOF Holdings Ltd.	16,820	133,729
Magellan Financial Group Ltd.	6,833	107,575
nib holdings Ltd.	28,712	82,660
OzForex Group Ltd.	14,454	25,765
Steadfast Group Ltd.	34,354	40,916
Total Financials		529,932

Health Care — 11.5%
Ansell Ltd.	10,113	208,110
Estia Health Ltd.*	10,794	51,168
Greencross Ltd.(a)	5,214	27,348
Japara Healthcare Ltd.(a)	14,579	31,738

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Mesoblast Ltd.*(a)	11,995	$34,060
Primary Health Care Ltd.	32,534	127,280
Regis Healthcare Ltd.*	8,813	38,927
Sigma Pharmaceuticals Ltd.	68,965	47,325
Sirtex Medical Ltd.	3,626	60,775
Virtus Health Ltd.	4,700	28,322
Total Health Care		655,053

Industrials — 15.8%
ALS Ltd.	24,499	101,835
Bradken Ltd.	10,985	19,841
Cabcharge Australia Ltd.	6,710	23,975
Cardno Ltd.(a)	9,737	26,573
Downer EDI Ltd.	27,318	95,453
GWA Group Ltd.(a)	14,369	28,334
IPH Ltd.	10,018	34,135
McMillan Shakespeare Ltd.	4,599	42,079
Mineral Resources Ltd.(a)	9,315	47,757
MMA Offshore Ltd.	23,514	12,983
Monadelphous Group Ltd.(a)	5,572	43,598
Recall Holdings Ltd.	20,649	118,894
SAI Global Ltd.	13,081	40,755
Spotless Group Holdings Ltd.	43,108	77,523
Transfield Services Ltd.*	29,744	33,901
Transpacific Industries Group Ltd.	96,283	58,097
Veda Group Ltd.	46,875	84,667
Virgin Australia Holdings Ltd.*	32,973	13,264
Total Industrials		903,664

Information Technology — 3.8%
Altium Ltd.	6,445	26,434
carsales.com Ltd.	9,891	73,646
iProperty Group Ltd.*	7,064	14,097
Iress Ltd.	7,009	57,550
Technology One Ltd.	14,368	44,198
Total Information Technology		215,925

Materials — 21.4%
Adelaide Brighton Ltd.	28,224	100,623
Arrium Ltd.	169,146	23,347
BlueScope Steel Ltd.	37,333	103,062
CSR Ltd.	31,249	89,964
DuluxGroup Ltd.	25,220	125,918
Evolution Mining Ltd.	37,558	29,624
Independence Group NL	15,248	70,958
Jacana Minerals Ltd.*(b)(c)	2,006	224
Northern Star Resources Ltd.	33,010	57,541
Nufarm Ltd.	11,720	67,390
Orora Ltd.	79,742	139,001
OZ Minerals Ltd.	18,655	69,009
Pact Group Holdings Ltd.	10,325	33,553
PanAust Ltd.	31,524	43,389
Regis Resources Ltd.*(a)	20,789	20,579
Sandfire Resources NL	6,317	24,514
Sims Metal Management Ltd.(a)	11,031	93,880
Sirius Resources NL*(a)	21,046	48,140
Syrah Resources Ltd.*	7,056	21,761
TFS Corp., Ltd.	16,929	22,166
Western Areas Ltd.	12,994	37,819
Total Materials		1,222,462

See notes to financial statements.

67

Schedules of Investments — IQ Australia Small Cap ETF (continued)
April 30, 2015

	Shares	Value
Common Stocks (continued)
Telecommunication Services — 3.5%
Amcom Telecommunications Ltd.	9,529	$17,287
iiNET Ltd.(a)	9,244	72,474
M2 Group Ltd.	9,811	84,968
Vocus Communications Ltd.(a)	5,225	23,944
Total Telecommunication Services		198,673
Total Common Stocks — 100.1%
(Cost $6,661,348)		5,710,438

Rights — 0.0%(d)
Consumer Discretionary — 0.0%(d)
Seven West Media Ltd., expiring 6/15/15*
(Cost $0)	31,946	378

	Shares	Value
Investment of Cash Collateral For
Securities Loaned — 16.9%
Money Market Fund — 16.9%
Dreyfus Government Cash
Management Fund, 0.01%(e)
(Cost $967,222)	967,222	$967,222
Total Investments — 117.0%
(Cost $7,628,570)		6,678,038
Liabilities in Excess of
Other Assets — (17.0)%		(970,442)
Net Assets — 100.0%		$5,707,596

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $864,341; total market value of collateral held by the Fund was $967,222.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days. At April 30, 2015, the value of this security was $224.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Less than 0.05%.
(e)	Rate shown reflects the 1-day yield at April 30, 2015.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 for valuing the Fund’s assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities:(a)
Common Stocks	$5,710,214	$—	$224	$5,710,438
Rights	—	378	—	378
Short-Term Investment:
Investment of Cash Collateral for Securities Loaned	967,222	—	—	967,222
Total Investments in Securities	$6,677,436	$378	$224	$6,678,038

(a)	For a complete listing of investments and their industries, see the Schedule of Investments. The Fund recognizes transfers between the levels as of the beginning of the period.

For the year ended April 30, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy (See Note 2)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at April 30, 2015(a)
Common Stock
Jacana Minerals Ltd(b)	$—	$—	$—	$(223)	$447	$—	$—	$—	$224	$(223)
Total	$—	$—	$—	$(223)	$447	$—	$—	$—	$224	$(223)

(a)	Included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations.
(b)	Security has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

Information about Level 3 fair value measurements as of April 30, 2015.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$224	Peer Analysis	Comparable Securities

See notes to financial statements.

68

Schedules of Investments — IQ Canada Small Cap ETF
April 30, 2015

	Shares	Value
Common Stocks — 99.7%
Consumer Discretionary — 10.4%
Aimia, Inc.	14,124	$156,253
Amaya, Inc.*	8,895	207,311
DHX Media Ltd., Class B	5,390	36,445
EnerCare, Inc.	7,559	92,112
Hudson’s Bay Co.	9,072	197,506
Martinrea International, Inc.	6,922	68,863
Quebecor, Inc., Class B	6,887	188,657
RONA, Inc.	9,090	119,174
Total Consumer Discretionary		1,066,321

Consumer Staples — 2.7%
Jean Coutu Group (PJC), Inc. (The),
Class A	6,529	126,564
Maple Leaf Foods, Inc.	7,830	149,651
Total Consumer Staples		276,215

Energy — 31.9%
Advantage Oil & Gas Ltd.*	13,773	84,941
Athabasca Oil Corp.*	28,921	52,768
Bankers Petroleum Ltd.*	21,187	62,796
Bellatrix Exploration Ltd.*	13,221	41,369
Birchcliff Energy Ltd.*	8,837	63,619
Bonavista Energy Corp.(a)	15,652	107,383
Calfrac Well Services Ltd.	5,946	49,286
Canadian Energy Services &
Technology Corp.(a)	15,840	79,641
Cardinal Energy Ltd.	4,317	57,097
Crew Energy, Inc.*	11,183	49,394
Ensign Energy Services, Inc.	10,302	81,821
Freehold Royalties Ltd.(a)	4,373	64,336
Gibson Energy, Inc.	10,189	234,021
Kelt Exploration Ltd.*	8,384	64,442
Mullen Group Ltd.(a)	7,429	128,309
Northern Blizzard Resources, Inc.	2,362	18,526
NuVista Energy Ltd.*	10,917	80,576
Pacific Rubiales Energy Corp.	20,700	69,726
Painted Pony Petroleum Ltd.*	8,042	49,597
Parex Resources, Inc.*	9,599	76,713
Parkland Fuel Corp.(a)	6,712	145,960
Pengrowth Energy Corp.(a)	43,907	146,810
Penn West Petroleum Ltd.(a)	38,897	96,339
Poseidon Concepts Corp.*(b)(c)	13,377	—
Precision Drilling Corp.	23,764	172,258
Raging River Exploration, Inc.*	14,032	109,476
RMP Energy, Inc.*	9,592	25,658
Secure Energy Services, Inc.(a)	9,412	132,564
Spartan Energy Corp.*	19,032	53,580
Surge Energy, Inc.(a)	17,647	63,959
TORC Oil & Gas Ltd.(a)	8,786	76,163
Trican Well Service Ltd.	12,106	50,973
Trilogy Energy Corp.	5,283	40,170
Trinidad Drilling Ltd.	10,905	45,646
Veresen, Inc.(a)	23,587	353,245
Whitecap Resources, Inc.(a)	20,381	251,555
Total Energy		3,280,717

Financials — 5.2%
AGF Management Ltd., Class B	5,586	35,603
Canaccord Genuity Group, Inc.	6,348	36,319

	Shares	Value
Common Stocks (continued)
Financials (continued)
Canadian Western Bank	6,345	$164,328
Element Financial Corp.*	20,827	297,467
Total Financials		533,717

Health Care — 1.5%
Extendicare, Inc.	7,115	46,288
Knight Therapeutics, Inc.*	5,810	35,496
ProMetic Life Sciences, Inc.*	36,787	72,587
Total Health Care		154,371

Industrials — 12.1%
Aecon Group, Inc.	4,513	48,847
Air Canada*	19,750	187,839
CAE, Inc.	21,763	268,972
Progressive Waste Solutions Ltd.	8,954	257,772
Russel Metals, Inc.	5,053	115,140
TransForce, Inc.	7,403	166,548
WestJet Airlines Ltd.	8,582	193,214
Total Industrials		1,238,332

Information Technology — 2.9%
Avigilon Corp.*	3,116	53,561
DH Corp.	7,067	246,681
Total Information Technology		300,242

Materials — 24.1%
Alacer Gold Corp.*	23,752	53,534
Alamos Gold, Inc.	10,452	71,967
AuRico Gold, Inc.	20,547	71,416
B2Gold Corp.*	73,116	114,088
Canfor Corp.*	3,612	71,301
Capstone Mining Corp.*	28,046	38,900
Centerra Gold, Inc.	13,100	67,487
China Gold International Resources
Corp., Ltd.*(a)	19,845	33,095
Detour Gold Corp.*	13,824	145,516
First Majestic Silver Corp.*	9,303	45,161
Fortuna Silver Mines, Inc.*	10,545	39,786
HudBay Minerals, Inc.	19,246	189,560
IAMGOLD Corp.*	31,947	71,213
Interfor Corp.*	5,450	77,706
Intertape Polymer Group, Inc.	4,497	61,000
Ivanhoe Mines Ltd., Class A*	42,622	40,819
Labrador Iron Ore Royalty Corp.(a)	5,277	62,736
Lundin Mining Corp.*	51,296	254,098
Nevsun Resources Ltd.	16,196	63,647
New Gold, Inc.*	40,741	136,224
Norbord, Inc.(a)	3,261	65,530
NOVAGOLD RESOURCES, Inc.*	19,101	72,856
Pan American Silver Corp.	12,286	117,154
Pretium Resources, Inc.*	7,583	43,510
Primero Mining Corp.*	13,222	48,576
SEMAFO, Inc.*	24,186	74,080
Sherritt International Corp.	23,189	47,862
Tahoe Resources, Inc.	12,968	182,542
Torex Gold Resources, Inc.*	64,608	59,741
Western Forest Products, Inc.	32,525	49,140
Total Materials		2,470,245

See notes to financial statements.

69

Schedules of Investments — IQ Canada Small Cap ETF (continued)
April 30, 2015

	Shares	Value
Telecommunication Services — 1.3%
Manitoba Telecom Services, Inc.(a)	6,457	$138,442

Utilities — 7.6%
Algonquin Power & Utilities Corp.	15,444	125,337
Capital Power Corp.	6,907	141,704
Just Energy Group, Inc.	8,232	44,040
Northland Power, Inc.	8,888	126,578
Superior Plus Corp.(a)	10,249	117,361
TransAlta Corp.	22,755	225,437
Total Utilities		780,457
Total Common Stocks — 99.7%
(Cost $12,824,092)		10,239,059

	Shares	Value
Investment of Cash Collateral For
Securities Loaned — 19.1%
Money Market Fund — 19.1%
Dreyfus Government Cash
Management Fund, 0.01%(d)
(Cost $1,963,066)	1,963,066	$1,963,066

Total Investments — 118.8%
(Cost $14,787,158)		12,202,125
Liabilities in Excess of Other
Assets — (18.8)%		(1,932,046)
Net Assets — 100.0%		$10,270,079

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,842,394; total market value of collateral held by the Fund was $1,963,066.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days. At April 30, 2015, the value of this security was $0.
(c)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(d)	Rate shown reflects the 1-day yield at April 30, 2015.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 for valuing the Fund’s assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities:(a)
Common Stocks	$10,239,059	$—	$—	(b)	$10,239,059
Short-Term Investment:
Investment of Cash Collateral for Securities Loaned	1,963,066	—	—		1,963,066
Total Investments in Securities	$12,202,125	$—	$—		$12,202,125

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.
(b)	The Level 3 Security, valued at $—, has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the year ended April 30, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy (See Note 2)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of April 30, 2015		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at April 30, 2015(a)
Common Stocks
Poseidon Concepts
Corp.(b)	$3,291	$—	$—	$(3,291)	$—	$—	$—	$—	$—	*	$(3,291)

Total	$3,291	$—	$—	$(3,291)	$—	$—	$—	$—	$—	*	$(3,291)

*	Includes level 3 security valued at $0.
(a)	Included in “Net change in unrealized appreciation (depreciation) on investment” in Statements of Operations.
(b)	Security has been deemed illiquid in good faith in accordance with procedures established by the Board of Trustees.

Information about level 3 fair value measurements as of April 30, 2015.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$—	Issuer Specific Facts	Bankruptcy

See notes to financial statements.

70

Schedules of Investments — IQ Global Agribusiness Small Cap ETF
April 30, 2015

	Shares	Value
Common Stocks — 99.1%
Australia — 10.4%
Australian Agricultural Co. Ltd.*	187,726	$239,871
GrainCorp Ltd., Class A(a)	85,542	668,640
Nufarm Ltd.	87,240	501,629
Total Australia		1,410,140

Canada — 6.6%
Maple Leaf Foods, Inc.	46,787	894,216

China — 6.4%
China BlueChemical Ltd., Class H	830,214	370,595
First Tractor Co., Ltd., Class H(a)	198,231	179,277
Leyou Technologies Holdings Ltd.*	879,093	164,451
Shenguan Holdings Group Ltd.	517,583	162,931
Total China		877,254

Hong Kong — 10.4%
China Huishan Dairy Holdings Co., Ltd.	2,338,108	500,733
China Modern Dairy Holdings Ltd.*(a)	934,492	380,975
China Yurun Food Group Ltd.*(a)	666,644	231,356
Sinofert Holdings Ltd.*	869,123	239,954
YuanShengTai Dairy Farm Ltd.*	509,285	70,961
Total Hong Kong		1,423,979

Indonesia — 6.4%
First Resources Ltd.	244,168	328,126
PT Astra Agro Lestari Tbk	157,757	247,665
PT Malindo Feedmill Tbk	389,166	43,382
PT Perusahaan Perkebunan London
Sumatra Indonesia Tbk	1,363,059	149,844
PT Sawit Sumbermas Sarana Tbk	739,687	108,421
Total Indonesia		877,438

Japan — 33.1%
Fuji Oil Co., Ltd.	29,174	425,165
Iseki & Co., Ltd.	95,887	199,514
Itoham Foods, Inc.(a)	56,932	308,281
J-Oil Mills, Inc.	44,646	151,096
Mitsui Sugar Co., Ltd.	39,061	141,007
Morinaga Milk Industry Co., Ltd.	97,889	363,188
Nichirei Corp.	131,131	698,007
Nihon Nohyaku Co., Ltd.	23,877	251,799
Nippon Flour Mills Co., Ltd.	61,405	303,254
Nisshin Oillio Group Ltd. (The)	61,106	224,673
Nisshin Seifun Group, Inc.	108,844	1,276,986
Prima Meat Packers Ltd.	61,361	175,361
Total Japan		4,518,331

Singapore — 0.8%
Indofood Agri Resources Ltd.	193,108	106,428

Spain — 4.9%
Deoleo SA*(a)	236,955	120,812
Ebro Foods SA	28,209	546,530
Total Spain		667,342

	Shares	Value
Common Stocks (continued)
Thailand — 1.2%
GFPT PCL	174,151	$62,338
Kaset Thai International Sugar
Corp. PCL	316,520	93,616
Total Thailand		155,954

United Arab Emirates — 0.5%
Amira Nature Foods Ltd.*(a)	7,871	68,242

United Kingdom — 3.5%
Dairy Crest Group PLC	67,331	472,965

United States — 14.9%
Adecoagro SA*	46,354	450,097
American Vanguard Corp.	12,494	136,310
CVR Partners LP(a)	16,754	243,938
Lindsay Corp.(a)	5,694	450,908
Sanderson Farms, Inc.(a)	10,058	755,557
Total United States		2,036,810
Total Common Stocks — 99.1%
(Cost $15,736,527)		13,509,099

Short-Term Investment — 0.5%
Money Market Fund — 0.5%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(b)
(Cost $63,486)	63,486	63,486

Investment of Cash Collateral For
Securities Loaned — 17.3%
Money Market Fund — 17.3%
Dreyfus Government Cash
Management Fund, 0.01%(c)
(Cost $2,359,522)	2,359,522	2,359,522

Total Investments — 116.9%
(Cost $18,159,535)		15,932,107
Liabilities in Excess of Other
Assets — (16.9)%		(2,302,452)
Net Assets — 100.0%		$13,629,655

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,463,889; total market value of collateral held by the Fund was $2,598,001. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $238,479.
(b)	Rate shown reflects the 7-day yield at April 30, 2015.
(c)	Rate shown reflects the 1-day yield at April 30, 2015.

LP — Limited Partnership

PCL — Public Company Limited

PLC — Public Limited Company

PT — Perseroa Terbatas (Limited Liability Company)

See notes to financial statements.

71

Schedules of Investments — IQ Global Agribusiness Small Cap ETF (continued)
April 30, 2015

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 for valuing the Fund’s assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities:(a)
Common Stocks	$13,509,099	$—	$—	$13,509,099
Short-Term Investment:
Money Market Fund	63,486	—	—	63,486
Investment of Cash Collateral for Securities Loaned	2,359,522	—	—	2,359,522
Total Investments in Securities	$15,932,107	$—	$—	$15,932,107

(a)	For a complete listing of investments and their industries, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the year ended April 30, 2015, the fund did not have any transfers between any levels within the fair value hierarchy (See Note 2) The Fund did not hold any level 3 securities as of April 30, 2015 or April 30, 2014.

See notes to financial statements.

72

Schedules of Investments — IQ Global Oil Small Cap ETF
April 30, 2015

	Shares	Value
Common Stocks — 99.8%
Australia — 0.3%
FAR Ltd.*	211,490	$17,515

Canada — 15.7%
Canyon Services Group, Inc.	5,356	36,348
Cardinal Energy Ltd.	4,400	58,194
Ensign Energy Services, Inc.	10,378	82,424
Horizon North Logistics, Inc.	8,249	22,814
Ithaca Energy, Inc.*	26,130	22,867
Lightstream Resources Ltd.(a)	15,450	17,220
Mullen Group Ltd.(a)	7,500	129,536
Pacific Rubiales Energy Corp.	20,900	70,400
Pengrowth Energy Corp.(a)	44,215	147,840
Penn West Petroleum Ltd.(a)	39,200	97,090
Sunshine Oilsands Ltd.*	196,318	17,476
TORC Oil & Gas Ltd.(a)	8,856	76,770
TransGlobe Energy Corp.	5,717	25,960
Twin Butte Energy Ltd.(a)	28,175	19,539
Total Canada		824,478

China — 3.7%
Shandong Molong Petroleum
Machinery Co., Ltd., Class H*	20,931	14,933
Sinopec Shanghai Petrochemical Co.,
Ltd., Class H	291,247	176,225
Total China		191,158

France — 1.3%
Etablissements Maurel et Prom*	7,234	67,686

Indonesia — 0.2%
PT Elnusa Tbk	249,402	11,448

Ireland — 3.4%
Dragon Oil PLC	18,804	179,306

Italy — 0.7%
Saras SpA*	19,668	38,127

Japan — 4.8%
Cosmo Oil Co., Ltd.*	66,961	99,599
Showa Shell Sekiyu K.K.	15,548	150,452
Total Japan		250,051

Norway — 4.3%
Archer Ltd.*	19,681	7,287
BW Offshore Ltd.	27,921	20,749
Det Norske Oljeselskap ASA*	7,371	53,750
DNO ASA*	47,824	89,803
Fred Olsen Energy ASA	2,412	21,606
Ocean Rig UDW, Inc.	3,867	29,041
Total Norway		222,236

Thailand — 5.9%
Bangchak Petroleum PCL (The)	61,712	66,458
IRPC PCL	864,943	120,696
Thai Oil PCL	68,869	122,216
Total Thailand		309,370

United Kingdom — 2.2%
Genel Energy PLC*	8,062	77,805
Rockhopper Exploration PLC*(a)	24,110	23,527
Xcite Energy Ltd.*(a)	24,649	12,311
Total United Kingdom		113,643

	Shares	Value
Common Stocks (continued)
United States — 57.3%
Alon USA Energy, Inc.	1,896	$30,507
Alon USA Partners LP	742	14,506
Bonanza Creek Energy, Inc.*	2,696	74,302
California Resources Corp.	20,876	194,147
CVR Energy, Inc.(a)	1,016	40,681
CVR Refining LP	2,922	62,940
Denbury Resources, Inc.(a)	23,169	204,119
EP Energy Corp., Class A*(a)	2,229	32,922
GulfMark Offshore, Inc., Class A(a)	1,514	22,725
Gulfport Energy Corp.*	5,608	274,455
JP Energy Partners LP(a)	912	12,494
Key Energy Services, Inc.*	8,712	21,257
Legacy Reserves LP(a)	3,902	50,453
Mid-Con Energy Partners LP(a)	1,573	10,335
Northern Tier Energy LP	3,764	95,455
Oasis Petroleum, Inc.*(a)	8,570	153,746
Oil States International, Inc.*	3,346	159,236
PBF Energy, Inc., Class A	5,691	161,511
Pioneer Energy Services Corp.*	4,137	30,821
Rowan Cos. PLC, Class A	8,190	173,546
RPC, Inc.	3,814	60,681
Sanchez Energy Corp.*(a)	3,582	52,620
SemGroup Corp., Class A	2,882	242,636
SM Energy Co.	4,416	255,995
Stone Energy Corp.*	3,572	60,974
Synergy Resources Corp.*	5,548	66,465
Tesco Corp.	2,447	31,469
Tesoro Logistics LP(a)	3,450	193,303
VAALCO Energy, Inc.*	3,654	9,025
Western Refining, Inc.	4,710	207,475
Total United States		3,000,801
Total Common Stocks — 99.8%
(Cost $4,723,853)		5,225,819

Investment of Cash Collateral For
Securities Loaned — 20.5%
Money Market Fund — 20.5%
Dreyfus Government Cash
Management Fund, 0.01%(b)
(Cost $1,075,513)	1,075,513	1,075,513

Total Investments — 120.3%
(Cost $5,799,366)		6,301,332
Liabilities in Excess of Other
Assets — (20.3)%		(1,061,778)
Net Assets — 100.0%		$5,239,554

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,025,116; total market value of collateral held by the Fund was $1,075,513.
(b)	Rate shown reflects the 1-day yield at April 30, 2015.

ASA — Allmeennaksjeselskap (stock company)

K.K. — Kabushiki Kaisha

LP — Limited Partnership

PCL — Public Company Limited

PLC — Public Limited Company

PT — Perseroan Terbatas (Limited Liability Company)

SpA — Societa per azioni (public company)

Tbk — Perseroan Terbatas (public limited)

See notes to financial statements.

73

Schedules of Investments — IQ Global Oil Small Cap ETF (continued)
April 30, 2015

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015, for valuing the Fund’s assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities:(a)
Common Stocks	$5,225,819	$—	$—	$5,225,819
Short-Term Investment:
Investment of Cash Collateral for Securities Loaned	1,075,513	—	—	1,075,513
Total Investments in Securities	$6,301,332	$—	$—	$6,301,332

(a)	For a complete listing of investments and their industries, see the Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the year ended April 30, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2) The Fund did not hold any level 3 securities as of April 30, 2015 or April 30, 2014.

See notes to financial statements.

74

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF
April 30, 2015

	Shares	Value
Common Stocks — 100.0%
Diversified REITs — 18.0%
Cousins Properties, Inc.	237,487	$2,313,123
Empire State Realty Trust, Inc., Class A	118,711	2,136,798
Excel Trust, Inc.	68,432	1,084,647
Investors Real Estate Trust(a)	141,366	1,013,594
Kennedy-Wilson Holdings, Inc.	82,094	2,034,289
Monmouth Real Estate
Investment Corp.	61,616	636,493
New Senior Investment Group, Inc.	76,908	1,242,833
New York REIT, Inc.	189,184	1,869,138
Redwood Trust, Inc.	96,076	1,651,547
Resource Capital Corp.	151,149	666,567
Washington Real Estate
Investment Trust	78,783	1,947,516
Winthrop Realty Trust	38,342	631,109
Total Diversified REITs		17,227,654

Hotel REITs — 7.5%
Ashford Hospitality Trust, Inc.	111,903	1,013,841
Chesapeake Lodging Trust	62,934	1,998,155
FelCor Lodging Trust, Inc.	131,643	1,462,554
Hersha Hospitality Trust	225,796	1,451,868
Summit Hotel Properties, Inc.	97,565	1,284,931
Total Hotel REITs		7,211,349

Mortgage REITs — 24.0%
AG Mortgage Investment Trust, Inc.	32,747	629,397
Anworth Mortgage Asset Corp.	122,340	621,487
Apollo Commercial Real Estate
Finance, Inc.	67,580	1,154,942
Apollo Residential Mortgage, Inc.	37,075	588,010
Ares Commercial Real Estate Corp.	30,272	343,587
ARMOUR Residential REIT, Inc.	405,742	1,217,226
Colony Capital, Inc., Class A	127,052	3,291,917
Dynex Capital, Inc.	58,931	471,448
Gramercy Property Trust, Inc.	51,252	1,401,230
Hatteras Financial Corp.	111,595	2,015,406
Invesco Mortgage Capital, Inc.	143,488	2,209,715
iStar Financial, Inc.*(a)	95,787	1,296,956
New Residential Investment Corp.	160,705	2,738,413
New York Mortgage Trust, Inc.(a)	121,578	949,524
Newcastle Investment Corp.	75,238	401,019
Orchid Island Capital, Inc.(a)	18,268	252,281
PennyMac Mortgage Investment Trust	84,807	1,776,707
RAIT Financial Trust	94,991	615,542
Western Asset Mortgage
Capital Corp.(a)	47,975	700,915
Total Mortgage REITs		22,675,722

Office REITs — 20.0%
Brandywine Realty Trust	206,486	3,010,566
Chambers Street Properties	275,523	2,066,423
First Industrial Realty Trust, Inc.	126,946	2,504,645
First Potomac Realty Trust	67,156	719,912
Franklin Street Properties Corp.	105,808	1,249,593
Government Properties Income Trust	80,956	1,687,123
Hudson Pacific Properties, Inc.	81,338	2,453,154
Lexington Realty Trust	219,908	2,038,547

	Shares	Value
Common Stocks (continued)
Office REITs (continued)
Mack-Cali Realty Corp.	93,252	$1,673,873
Parkway Properties, Inc.	96,211	1,565,353
Total Office REITs		18,969,189

Residential REITs — 7.9%
American Residential Properties, Inc.*	37,358	700,836
Associated Estates Realty Corp.	65,347	1,862,390
Campus Crest Communities, Inc.	74,243	469,958
Education Realty Trust, Inc.	55,666	1,871,491
Independence Realty Trust, Inc.	28,519	262,375
Monogram Residential Trust, Inc.	185,998	1,755,821
Silver Bay Realty Trust Corp.	39,345	608,667
Total Residential REITs		7,531,538

Retail REITs — 12.5%
Acadia Realty Trust	78,959	2,439,833
Cedar Realty Trust, Inc.	90,304	631,225
Inland Real Estate Corp.	102,921	1,059,057
Kite Realty Group Trust	96,546	2,529,505
Pennsylvania Real Estate
Investment Trust	78,043	1,764,552
Ramco-Gershenson Properties Trust	89,092	1,557,328
Retail Opportunity Investments Corp.	106,557	1,788,027
Total Retail REITs		11,769,527

Specialized REITs — 10.1%
CyrusOne, Inc.	40,670	1,320,962
Medical Properties Trust, Inc.	237,709	3,323,172
Physicians Realty Trust	81,454	1,352,136
Sabra Health Care REIT, Inc.	67,376	2,013,195
STAG Industrial, Inc.	74,940	1,628,446
Total Specialized REITs		9,637,911
Total Common Stocks — 100.0%
(Cost $94,707,017)		95,022,890

Investment of Cash Collateral For
Securities Loaned — 3.8%
Money Market Fund — 3.8%
Dreyfus Government Cash
Management Fund, 0.01%(b)
(Cost $3,608,647)	3,608,647	3,608,647

Total Investments — 103.8%
(Cost $98,315,664)		98,631,537
Liabilities in Excess of Other
Assets — (3.8)%		(3,583,353)
Net Assets — 100.0%		$95,048,184

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $3,449,950; total market value of collateral held by the Fund was $3,608,647.
(b)	Rate shown reflects the 1-day yield at April 30, 2015.

REIT — Real Estate Investment Trust

See notes to financial statements.

75

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF (continued)
April 30, 2015

The following is a summary of the fair valuations according to the inputs used as of April 30, 2015 for valuing the Fund’s assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities:(a)
Common Stocks	$95,022,890	$—	$—	$95,022,890
Short-Term Investment:
Investment of Cash Collateral for Securities Loaned	3,608,647	—	—	3,608,647
Total Investments in Securities	$98,631,537	$—	$—	$98,631,537

(a)	For a complete listing of investments and their industries, see the Schedule of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the year ended April 30, 2015, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2) The Fund did not hold any level 3 securities as of April 30, 2015 or April 30, 2014.

See notes to financial statements.

76

Statements of Assets and Liabilities
April 30, 2015

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/Short Tracker ETF	IQ Hedge Event-Driven Tracker ETF	IQ Global Resources ETF
Assets
Investments, at value (including
securities on loan)[1]	$994,845,855	$26,608,018	$13,229,599	$1,984,662	$1,998,866	$68,860,643
Investments in Affiliates, at value	90,039,523	—	—	—	—	—
Cash	8,840	—	—	578	—	—
Due from broker	5,743,813	—	56,856	14,778	4,634	—
Foreign currency[2]	—	—	—	—	—	39,383
Cash deposited at broker for
futures collateral	—	—	—	—	—	506,300
Cash deposited at broker for
swap collateral	3,379,724	113,760	—	—	—	—
Receivable for capital shares
transactions	9,026,181	—	—	—	—	—
Dividend, interest and reclaims
receivable	65,710	71,616	363	71	16	123,004
Receivable for investments sold	—	—	—	—	—	1,455
Variation margin receivable	—	—	—	—	—	139,360
Total Assets	1,103,109,646	26,793,394	13,286,818	2,000,089	2,003,516	69,670,145

Liabilities
Collateral for securities on loan	89,667,333	4,716,270	438,854	615	—	3,041,309
Payable for investments
purchased	8,875,919	—	—	—	—	1,439
Due to broker	3,112,401	225,588	73,571	5,574	844	—
Advisory fees payable	612,361	14,571	7,897	1,236	1,235	39,853
Compliance fees payable	1,437	60	26	3	3	130
Trustee fees payable	—	6	—	—	—	—
Accrued expenses and
other liabilities	54	54	54	—	—	54
Total Liabilities	102,269,505	4,956,549	520,402	7,428	2,082	3,082,785
Net Assets	$1,000,840,141	$21,836,845	$12,766,416	$1,992,661	$2,001,434	$66,587,360

Composition of Net Assets
Paid-in capital	$1,028,601,962	$27,636,655	$12,992,093	$1,999,620	$1,995,348	$107,359,775
Undistributed (accumulated)
net investment income (loss)	1,939,577	(350,908)	(7,962)	11,705	3,814	1,008,848
Undistributed (accumulated) net
realized gain (loss) on
investments, swap transactions,
futures contracts and foreign
currency translations	(38,402,434)	(5,488,552)	(419,174)	(781)	3,650	(39,159,016)
Net unrealized appreciation
(depreciation) on investments,
futures contracts and foreign
currency translations	8,701,036	39,650	201,459	(17,883)	(1,378)	(2,622,247)
Net Assets	$1,000,840,141	$21,836,845	$12,766,416	$1,992,661	$2,001,434	$66,587,360

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value,
unlimited shares authorized)	33,350,000	850,000	500,000	100,001	100,001	2,450,000
Net Asset Value	$30.01	$25.69	$25.53	$19.93	$20.01	$27.18
Investments, at cost:	$985,862,117	$26,568,368	$13,028,140	$2,002,545	$2,000,244	$71,131,453
Investments in Affiliates, at cost:	$90,322,225	$—	$—	$—	$—	$—

1 Market value of securities
on loan:	$89,389,461	$4,622,477	$420,118	$588	$—	$3,899,829
2 Cost of foreign currency:	$—	$—	$—	$—	$—	$38,002

See notes to financial statements.

77

Statements of Assets and Liabilities (continued)
April 30, 2015

	IQ Merger Arbitrage ETF	IQ Real Return ETF	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF	IQ Global Agribusiness Small Cap ETF
Assets
Investments, at value (including securities
on loan)[1]	$123,653,863	$29,468,510	$6,678,038	$12,202,125	$15,932,107
Investments in Affiliates, at value	—	2,876,551	—	—	—
Cash	632,416	—	—	—	—
Due from broker	271,802	—	—	—	—
Foreign Currency[2]	11,819	—	—	37,822	445
Receivable for investments sold	1,069,360	—	—	—	—
Dividend, interest and reclaims receivable	55,959	2,571	3,943	7,987	65,537
Total Assets	125,695,219	32,347,632	6,681,981	12,247,934	15,998,089

Liabilities
Collateral for securities on loan	3,359,287	4,305,369	967,222	1,963,066	2,359,522
Due to broker	815,505	—	—	—	—
Advisory fees payable	72,794	11,063	3,181	5,594	8,597
Payable for investments purchased	245	—	—	—	—
Compliance fees payable	161	88	31	44	159
Due to custodian	—	—	3,888	9,094	—
Trustee fees payable	—	16	9	3	102
Accrued expenses and other liabilities	54	54	54	54	54
Total Liabilities	4,248,046	4,316,590	974,385	1,977,855	2,368,434
Net Assets	$121,447,173	$28,031,042	$5,707,596	$10,270,079	$13,629,655

Composition of Net Assets
Paid-in capital	$120,872,043	$29,766,646	$14,515,363	$30,799,053	$21,839,596
Undistributed (accumulated) net investment
income (loss)	(995,469)	2,300	191,951	31,556	49,653
Undistributed (accumulated) net realized gain
(loss) on investments, swap transactions, futures
contracts and foreign currency translations	(13,394)	(1,960,993)	(8,049,196)	(17,976,499)	(6,030,562)
Net unrealized appreciation (depreciation) on
investments, futures contracts and foreign
currency translations	1,583,993	223,089	(950,522)	(2,584,031)	(2,229,032)
Net Assets	$121,447,173	$28,031,042	$5,707,596	$10,270,079	$13,629,655

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited
shares authorized)	4,200,000	1,050,000	350,000	550,000	500,000
Net Asset Value	$28.92	$26.70	$16.31	$18.67	$27.26
Investments, at cost:	$122,070,305	$29,319,437	$7,628,570	$14,787,158	$18,159,535
Investments in Affiliates, at cost	$—	$2,802,535	$—	$—	$—

1 Market value of securities on loan:	$3,211,970	$4,197,868	$864,341	$1,842,394	$2,463,889
2 Cost of foreign currency:	$11,348	$—	$—	$36,790	$450

See notes to financial statements.

78

Statements of Assets and Liabilities (continued)
April 30, 2015

	IQ Global Oil Small Cap ETF	IQ U.S. Real Estate Small Cap ETF
Assets
Investments, at value (including securities on loan)[1]	$6,301,332	$98,631,537
Foreign currency[2]	18,648	—
Receivable for investments sold	3,764	—
Dividend, interest and reclaims receivable	3,086	136,293
Total Assets	6,326,830	98,767,830

Liabilities
Collateral for securities on loan	1,075,513	3,608,647
Due to custodian	8,626	55,451
Advisory fees payable	3,073	55,353
Compliance fees payable	9	141
Trustee fees payable	1	—
Accrued expenses and other liabilities	54	54
Total Liabilities	1,087,276	3,719,646
Net Assets	$5,239,554	$95,048,184

Composition of Net Assets
Paid-in capital	$5,519,491	$96,384,453
Undistributed (accumulated) net investment income (loss)	9,580	16,889
Undistributed (accumulated) net realized gain (loss) on investments and
foreign currency translations	(791,969)	(1,669,031)
Net unrealized appreciation on investments and foreign currency translations	502,452	315,873
Net Assets	$5,239,554	$95,048,184

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	300,000	3,550,000
Net Asset Value	$17.47	$26.77
Investments, at cost:	$5,799,366	$98,315,664

1 Market value of securities on loan:	$1,025,116	$3,449,950
2 Cost of foreign currency:	$18,157	$—

See notes to financial statements.

79

Statements of Operations
For the period ended April 30, 2015

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/Short Tracker ETF**	IQ Hedge Event-Driven Tracker ETF**	IQ Global Resources ETF
Investment Income
Dividend income*	$17,267,750	$412,481	$215,896	$5,080	$4,273	$1,729,280
Securities lending income, net	737,344	70,163	7,987	96	16	28,197
Total investment income	18,005,094	482,644	223,883	5,176	4,289	1,757,477

Expenses
Advisory fees	6,665,961	182,612	119,821	1,562	1,561	635,219
Trustee fees	23,945	595	433	—	—	2,303
Compliance fees	18,362	452	334	4	4	1,693
Miscellaneous	7,835	58	297	—	—	78
Total expenses	6,716,103	183,717	120,885	1,566	1,565	639,293
Net investment income	11,288,991	298,927	102,998	3,610	2,724	1,118,184

Realized and Unrealized Gain (Loss)
on Investments, Swap Transactions,
Futures Contracts and Foreign
Currency Translations
Net realized gain (loss) from:
Investment securities	(9,705,270)	(1,045,890)	(64,756)	(936)	1,905	(11,998,525)
Investments in Affiliates	(106,824)	—	—	—	—	—
In-Kind redemptions	35,277,658	131,068	184,603	—	—	6,112,357
Swap transactions	(4,879,049)	(33,385)	(422,607)	8,250	2,707	—
Distributions from investments in
other investment companies	695,603	7,902	12,770	—	128	—
Futures contracts	—	—	—	—	—	(818,805)
Foreign currency transactions	—	—	—	—	—	(109,148)
Net realized gain (loss)	21,282,118	(940,305)	(289,990)	7,314	4,740	(6,814,121)
Net change in net unrealized
appreciation (depreciation)
Investment securities	1,680,999	242,089	238,845	(17,883)	(1,378)	(419,232)
Futures contracts	—	—	—	—	—	(139,947)
Foreign currency translations	—	—	—	—	—	579
Net change in net unrealized
appreciation (depreciation)	1,680,999	242,089	238,845	(17,883)	(1,378)	(558,600)
Net realized and unrealized
gain (loss)	22,963,117	(698,216)	(51,145)	(10,569)	3,362	(7,372,721)
Net Increase (Decrease) in Net
Assets Resulting from Operations	$34,252,108	$(399,289)	$51,853	$(6,959)	$6,086	$(6,254,537)

* Net of foreign taxes withheld of:	$—	$—	$—	$—	$—	$81,850
** Commencement of operations March 24, 2015.

See notes to financial statements.

80

Statements of Operations (continued)
For the year ended April 30, 2015

	IQ Merger Arbitrage ETF	IQ Real Return ETF	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF	IQ Global Agribusiness Small Cap ETF
Investment Income
Dividend income*	$616,427	$132,356	$276,159	$282,877	$289,360
Securities lending income, net	21,713	38,796	7,209	9,296	71,254
Total investment income	638,140	171,152	283,368	292,173	360,614

Expenses
Advisory fees	532,230	124,446	49,928	103,425	141,362
Trustee fees	1,716	363	195	396	545
Compliance fees	1,393	295	167	273	382
Miscellaneous	3,178	58	282	58	58
Total expenses	538,517	125,162	50,572	104,152	142,347
Net investment income	99,623	45,990	232,796	188,021	218,267

Realized and Unrealized Gain (Loss) on
Investments, Swap Transactions, Futures
Contracts and Foreign Currency Translations
Net realized gain (loss) from:
Investment securities	3,310,628	(265,619)	(1,008,503)	(3,175,742)	(17,867)
In-Kind redemptions	2,049,310	766,092	173,732	(45,638)	1,662,313
Swap transactions	(2,398,186)	—	—	—	—
Futures contracts	541,489	—	—	—	—
Foreign currency transactions	(68,616)	—	5,209	(9,779)	(8,705)
Net realized gain (loss)	3,434,625	500,473	(829,562)	(3,231,159)	1,635,741
Net change in net unrealized appreciation
(depreciation)
Investment securities	1,330,024	(167,593)	(331,361)	(1,058,909)	(1,482,811)
Futures contracts	152,139	—	—	—	—
Foreign currency translations	1,118	—	93	86	(1,668)
Net change in net unrealized
appreciation (depreciation)	1,483,281	(167,593)	(331,268)	(1,058,823)	(1,484,479)
Net realized and unrealized gain (loss)	4,917,906	332,880	(1,160,830)	(4,289,982)	151,262
Net Increase (Decrease) in Net Assets Resulting
from Operations	$5,017,529	$378,870	$(928,034)	$(4,101,961)	$369,529
* Net of foreign taxes withheld of:	$6,091	$—	$2,918	$50,049	$22,135

See notes to financial statements.

81

Statements of Operations (continued)
For the year ended April 30, 2015

	IQ Global Oil Small Cap ETF	IQ U.S. Real Estate Small Cap ETF
Investment Income
Dividend income*	$51,878	$3,458,072
Securities lending income, net	2,468	16,653
Total investment income	54,346	3,474,725
Expenses
Advisory fees	18,828	514,418
Trustee fees	53	1,896
Compliance fees	22	1,468
Miscellaneous	58	58
Total expenses	18,961	517,840
Net investment income	35,385	2,956,885
Realized and Unrealized Gain (Loss) on Investments, Swap Transactions,
Futures Contracts and Foreign Currency Translations
Net realized gain (loss) from:
Investment securities	(502,183)	313,285
In-Kind redemptions	43,471	2,934,084
Foreign currency transactions	(5,222)	—
Net realized gain (loss)	(463,934)	3,247,369
Net change in net unrealized appreciation (depreciation)
Investment securities	378,298	(440,574)
Foreign currency translations	67	—
Net change in net unrealized appreciation	378,365	(440,574)
Net realized and unrealized gain (loss)	(85,569)	2,806,795
Net Increase (Decrease) in Net Assets Resulting from Operations	$(50,184)	$5,763,680
* Net of foreign taxes withheld of:	$4,169	$—

See notes to financial statements.

82

Statements of Changes in Net Assets

	IQ Hedge Multi-Strategy Tracker ETF		IQ Hedge Macro Tracker ETF		IQ Hedge Market Neutral Tracker ETF
	For the Year Ended April 30,		For the Year Ended April 30,		For the Year Ended April 30,
	2015	2014	2015	2014	2015	2014
Increase (Decrease) in Net
Assets from Operations
Net investment income	$11,288,991	$6,339,243	$298,927	$482,953	$102,998	$114,629
Net realized gain (loss)	21,282,118	19,787,702	(940,305)	(109,859)	(289,990)	337,148
Net change in net unrealized
appreciation (depreciation)	1,680,999	(488,069)	242,089	(1,206,499)	238,845	(99,144)
Net increase (decrease) in net
assets resulting from operations	34,252,108	25,638,876	(399,289)	(833,405)	51,853	352,633

Dividends and Distributions to
Shareholders from:
Net investment income	(13,005,300)	(7,853,060)	(304,929)	(203,047)	(221,006)	(163,748)

Capital Share Transactions
Proceeds from shares created	792,465,144	570,060,459	1,260,589	10,533,133	3,851,427	25,541,942
Cost of shares redeemed	(535,715,447)	(248,503,915)	(5,223,810)	(46,217,676)	(7,664,158)	(14,119,595)
Net increase (decrease) from
capital share transactions	256,749,697	321,556,544	(3,963,221)	(35,684,543)	(3,812,731)	11,422,347
Total increase (decrease) in
net assets	277,996,505	339,342,360	(4,667,439)	(36,720,995)	(3,981,884)	11,611,232

Net Assets
Beginning of year	722,843,636	383,501,276	26,504,284	63,225,279	16,748,300	5,137,068
End of year	$1,000,840,141	$722,843,636	$21,836,845	$26,504,284	$12,766,416	$16,748,300
Including undistributed
(accumulated) net investment
income (loss) as follows:	$1,939,577	$7,243,480	$(350,908)	$46,042	$(7,962)	$221,070

Changes in Shares Outstanding
Shares outstanding, beginning
of year	24,700,000	13,500,000	1,000,000	2,350,000	650,000	200,000
Shares created	26,600,000	19,800,000	50,000	400,000	150,000	1,000,000
Shares redeemed	(17,950,000)	(8,600,000)	(200,000)	(1,750,000)	(300,000)	(550,000)
Shares outstanding,
end of year	33,350,000	24,700,000	850,000	1,000,000	500,000	650,000

See notes to financial statements.

83

Statements of Changes in Net Assets (continued)

	IQ Hedge Long/Short Tracker ETF	IQ Hedge Event-Driven Tracker ETF	IQ Global Resources ETF		IQ Merger Arbitrage ETF
	For the Period March 24, 2015* to April 30, 2015	For the Period March 24, 2015* to April 30, 2015	For the Year Ended April 30,		For the Year Ended April 30,
			2015	2014	2015	2014
Increase (Decrease) in Net
Assets from Operations
Net investment income	$3,610	$2,724	$1,118,184	$1,187,580	$99,623	$27,331
Net realized gain (loss)	7,314	4,740	(6,814,121)	(317,339)	3,434,625	1,532,879
Net change in net unrealized
appreciation (depreciation)	(17,883)	(1,378)	(558,600)	2,018,777	1,483,281	(212,305)
Net increase (decrease) in
net assets resulting from
operations	(6,959)	6,086	(6,254,537)	2,889,018	5,017,529	1,347,905

Dividends and Distributions to
Shareholders from:
Net investment income	—	—	(1,147,080)	(881,676)	—	(237,312)

Capital Share Transactions
Proceeds from shares created	1,999,620	1,995,348	66,327,418	66,157,512	116,282,725	40,021,900
Cost of shares redeemed	—	—	(77,057,048)	(68,956,992)	(33,715,417)	(21,348,239)
Net increase (decrease) from
capital share transactions	1,999,620	1,995,348	(10,729,630)	(2,799,480)	82,567,308	18,673,661
Total increase (decrease)
in net assets	1,992,661	2,001,434	(18,131,247)	(792,138)	87,584,837	19,784,254

Net Assets
Beginning of period	—	—	84,718,607	85,510,745	33,862,336	14,078,082
End of period	$1,992,661	$2,001,434	$66,587,360	$84,718,607	$121,447,173	$33,862,336
Including undistributed
(accumulated) net investment
income (loss) as follows:	$11,705	$3,814	$1,008,848	$1,139,367	$(995,469)	$(22,005)

Changes in Shares Outstanding
Shares outstanding,
beginning of period	—	—	2,900,000	3,000,000	1,250,000	550,000
Shares created	100,001	100,001	2,350,000	2,300,000	4,150,000	1,500,000
Shares redeemed	—	—	(2,800,000)	(2,400,000)	(1,200,000)	(800,000)
Shares outstanding,
end of period	100,001	100,001	2,450,000	2,900,000	4,200,000	1,250,000

*	Commencement of operations.

See notes to financial statements.

84

Statements of Changes in Net Assets (continued)

	IQ Real Return ETF		IQ Australia Small Cap ETF		IQ Canada Small Cap ETF
	For the Year Ended April 30,		For the Year Ended April 30,		For the Year Ended April 30,
	2015	2014	2015	2014	2015	2014
Increase (Decrease) in Net
Assets from Operations
Net investment income	$45,990	$146,741	$232,796	$274,536	$188,021	$217,528
Net realized gain (loss)	500,473	(706,781)	(829,562)	(2,497,961)	(3,231,159)	(2,757,447)
Net change in net unrealized
appreciation (depreciation)	(167,593)	(165,221)	(331,268)	1,086,279	(1,058,823)	4,496,333
Net increase (decrease) in
net assets resulting from
operations	378,870	(725,261)	(928,034)	(1,137,146)	(4,101,961)	1,956,414

Dividends and Distributions to
Shareholders from:
Net investment income	(24,006)	(24,255)	(351,608)	(359,750)	(106,182)	(232,680)

Capital Share Transactions
Proceeds from shares created	15,983,426	7,836,655	1,863,266	931,445	5,232,999	—
Cost of shares redeemed	(14,636,254)	(41,712,193)	(3,524,767)	(4,655,665)	(7,417,277)	(1,042,622)
Net increase (decrease) from
capital share transactions	1,347,172	(33,875,538)	(1,661,501)	(3,724,220)	(2,184,278)	(1,042,622)
Total increase (decrease) in
net assets	1,702,036	(34,625,054)	(2,941,143)	(5,221,116)	(6,392,421)	681,112

Net Assets
Beginning of year	26,329,006	60,954,060	8,648,739	13,869,855	16,662,500	15,981,388
End of year	$28,031,042	$26,329,006	$5,707,596	$8,648,739	$10,270,079	$16,662,500
Including undistributed
(accumulated) net investment
income (loss) as follows:	$2,300	$3,584	$191,951	$157,260	$31,556	$(260,163)

Changes in Shares Outstanding
Shares outstanding,
beginning of year	1,000,000	2,300,000	450,000	650,000	700,000	750,000
Shares created	600,000	300,000	100,000	50,000	200,000	—
Shares redeemed	(550,000)	(1,600,000)	(200,000)	(250,000)	(350,000)	(50,000)
Shares outstanding,
end of year	1,050,000	1,000,000	350,000	450,000	550,000	700,000

See notes to financial statements.

85

Statements of Changes in Net Assets (continued)

	IQ Global Agribusiness Small Cap ETF		IQ Global Oil Small Cap ETF		IQ U.S. Real Estate Small Cap ETF
	For the Year Ended April 30,		For the Year Ended April 30,		For the Year Ended April 30,
	2015	2014	2015	2014	2015	2014
Increase (Decrease) in Net
Assets from Operations
Net investment income	$218,267	$429,356	$35,385	$18,899	$2,956,885	$2,335,779
Net realized gain (loss)	1,635,741	713,593	(463,934)	(21,050)	3,247,369	1,610,473
Net change in net unrealized
appreciation (depreciation)	(1,484,479)	145,328	378,365	357,366	(440,574)	(5,011,453)
Net increase (decrease) in net
assets resulting from operations	369,529	1,288,277	(50,184)	355,215	5,763,680	(1,065,201)
Dividends and Distributions to
Shareholders from:
Net investment income	(267,937)	(569,025)	(28,982)	(15,442)	(2,917,585)	(2,286,196)
Return of Capital	—	—	—	—	(787,254)	(1,208,211)
Total Dividends and Distributions	(267,937)	(569,025)	(28,982)	(15,442)	(3,704,839)	(3,494,407)
Capital Share Transactions
Proceeds from shares created	5,217,969	7,949,938	4,209,748	920,290	54,872,727	27,755,277
Cost of shares redeemed	(17,262,063)	(20,074,172)	(1,167,229)	(920,290)	(14,029,231)	(29,241,447)
Net increase (decrease) from
capital share transactions	(12,044,094)	(12,124,234)	3,042,519	—	40,843,496	(1,486,170)
Total increase (decrease) in
net assets	(11,942,502)	(11,404,982)	2,963,353	339,773	42,902,337	(6,045,778)
Net Assets
Beginning of year	25,572,157	36,977,139	2,276,201	1,936,428	52,145,847	58,191,625
End of year	$13,629,655	$25,572,157	$5,239,554	$2,276,201	$95,048,184	$52,145,847
Including undistributed
(accumulated) net investment
income (loss) as follows:	$49,653	$32,539	$9,580	$(6,304)	$16,889	$2,019
Changes in Shares Outstanding
Shares outstanding,
beginning of year	950,000	1,400,000	100,000	100,000	2,050,000	2,150,000
Shares created	200,000	300,000	250,000	50,000	2,000,000	1,100,000
Shares redeemed	(650,000)	(750,000)	(50,000)	(50,000)	(500,000)	(1,200,000)
Shares outstanding, end of year	500,000	950,000	300,000	100,000	3,550,000	2,050,000

See notes to financial statements.

86

Financial Highlights
Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Multi-Strategy Tracker ETF					IQ Hedge Macro Tracker ETF
	For the Year Ended April 30,					For the Year Ended April 30,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011
Net asset value,
beginning of year	$29.26	$28.41	$27.66	$27.86	$27.21	$26.50	$26.90	$27.28	$28.30	$26.54

Income from Investment
Operations
Net investment income[2]*	0.38	0.33	0.34	0.43	0.61	0.32	0.36	0.38	0.39	0.38
Net realized and unrealized
gain (loss) on investments	0.74	0.88	0.69	(0.27)	0.45	(0.79)	(0.62)	(0.29)	(1.14)	1.53
Distributions of net realized
gains from investments
in other investment
companies	0.02	0.01	0.03	0.01	0.00 [3]	0.00 [3]	0.02	0.01	0.00 [3]	0.00 [3]
Net increase (decrease) in
net assets resulting from
investment operations	1.14	1.22	1.06	0.17	1.06	(0.47)	(0.24)	0.10	(0.75)	1.91

Distributions from:
Net investment income	(0.39)	(0.37)	(0.31)	(0.37)	(0.41)	(0.34)	(0.16)	(0.48)	(0.27)	(0.15)
Total distributions from net
investment income and
realized gains	(0.39)	(0.37)	(0.31)	(0.37)	(0.41)	(0.34)	(0.16)	(0.48)	(0.27)	(0.15)
Net asset value, end of year	$30.01	$29.26	$28.41	$27.66	$27.86	$25.69	$26.50	$26.90	$27.28	$28.30
Market Price, end of year	$30.00					$25.74

Total Return
Total investment return based
on net asset value[5]	3.93%[6]	4.30%[6]	3.85%	0.65%	3.95%	(1.77)%	(0.90)%	0.36%	(2.61)%	7.21%
Total investment return based
on Market Price	3.79%					(1.47)%

Ratios/Supplemental Data
Net assets, end of year
(000’s omitted)	$1,000,840	$722,844	$383,501	$196,415	$131,077	$21,837	$26,504	$63,225	$50,476	$28,302
Ratio to average net assets of:
Expenses[8]	0.76%	0.75%	0.75%	0.75%	0.77%	0.75%	0.75%	0.75%	0.75%	0.77%
Net investment
income*	1.27%	1.16%	1.22%	1.57%	2.23%	1.23%	1.37%	1.39%	1.44%	1.41%
Portfolio turnover rate[9]	81%	119%	159%	90%	145%	101%	58%	146%	108%	54%

See footnotes on page 92

See notes to financial statements.

87

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Market Neutral Tracker ETF			IQ Hedge Long/Short Tracker ETF	IQ Hedge Event-Driven Tracker ETF
	For the Year Ended April 30,		For the Period October 4, 2012[1] to April 30, 2013	For the Period March 24, 2015[1] to April 30, 2015	For the Period March 24, 2015[1] to April 30, 2015
	2015	2014
Net asset value, beginning of period	$25.77	$25.69	$24.98	$20.00	$19.95

Income from Investment Operations
Net investment income[2]*	0.16	0.16	0.06	0.04	0.02
Net realized and unrealized gain (loss) on investments	(0.09)	0.12	0.68	(0.11)	0.03
Distributions of net realized gains from investments
in other investment companies	0.03	0.02	0.03	—	0.01
Net increase (decrease) in net assets resulting from
investment operations	0.10	0.30	0.77	(0.07)	0.06

Distributions from:
Net investment income	(0.34)	(0.22)	(0.06)	—	—
Net realized gains	—	—	—	—	—
Total distributions from net investment
income and realized gains	(0.34)	(0.22)	(0.06)	—	—
Net asset value, end of period	$25.53	$25.77	$25.69	$19.93	$20.01
Market Price, end of period	$25.50			$20.79	$20.00

Total Return
Total investment return based on net asset value[5]	0.40%	1.17%	3.10%	(0.35)%	0.30%
Total investment return based on Market Price	0.43%			3.95%[10]	0.25%[10]

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,766	$16,748	$5,137	$1,993	$2,001
Ratio to average net assets of:
Expenses[8]	0.76%	0.75%	0.76%[7]	0.75%[7]	0.75%[7]
Net investment income*	0.64%	0.64%	0.40%[7]	1.73%[7]	1.31%[7]
Portfolio turnover rate[9]	101%	51%	29%	4%	6%

See footnotes on page 92

See notes to financial statements.

88

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Global Resources ETF					IQ Merger Arbitrage ETF
	For the Year Ended April 30,					For the Year Ended April 30,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011
Net asset value, beginning
of year	$29.21	$28.50	$28.95	$33.27	$27.50	$27.09	$25.60	$26.02	$25.47	$26.34

Income from Investment
Operations
Net investment income
(loss)[2]	0.37	0.41	0.40	0.39	0.29	0.04	0.03	0.09	(0.03)	0.01
Net realized and unrealized
gain (loss) on investments	(2.05)	0.61	(0.48)	(4.17)	5.78	1.79	1.72	(0.46)	0.58	(0.55)
Net increase (decrease) in
net assets resulting from
investment operations	(1.68)	1.02	(0.08)	(3.78)	6.07	1.83	1.75	(0.37)	0.55	(0.54)

Distributions from:
Net investment income	(0.35)	(0.31)	(0.37)	(0.20)	(0.12)	—	(0.26)	(0.05)	—	(0.01)
Net realized gains	—	—	—	(0.34)	(0.18)	—	—	—	—	(0.32)
Total distributions from net
investment income and
realized gains	(0.35)	(0.31)	(0.37)	(0.54)	(0.30)	—	(0.26)	(0.05)	—	(0.33)
Net asset value, end of year	$27.18	$29.21	$28.50	$28.95	$33.27	$28.92	$27.09	$25.60	$26.02	$25.47
Market Price, end of year	$27.18					$28.97

Total Return
Total investment return based
on net asset value[5]	(5.75)%[6]	3.61%[6]	(0.35)%	(11.30)%	22.17%	6.76%	6.88%	(1.42)%	2.16%	(2.03)%
Total investment return based
on Market Price	(5.97)%					6.31%

Ratios/Supplemental Data
Net assets, end of year
(000’s omitted)	$66,587	$84,719	$85,511	$68,039	$79,854	$121,447	$33,862	$14,078	$26,019	$22,921
Ratio to average net assets of:
Expenses[8]	0.75%	0.75%	0.76%	0.75%	0.76%	0.76%	0.75%	0.76%	0.75%	0.76%
Net investment income (loss)	1.32%	1.45%	1.39%	1.31%	0.94%	0.14%	0.13%	0.36%	(0.11)%	0.04%
Portfolio turnover rate[9]	182%	116%	119%	178%	117%	447%	353%	374%	365%	365%

See footnotes on page 92

See notes to financial statements.

89

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Real Return ETF					IQ Australia Small Cap ETF
	For the Year Ended April 30,					For the Year Ended April 30,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011
Net asset value,
beginning of year	$26.33	$26.50	$26.23	$25.63	$24.99	$19.22	$21.34	$23.25	$30.94	$25.64

Income from Investment
Operations
Net investment income[2]	0.05	0.09	0.06	(0.01)	(0.08)	0.57	0.53	0.62	0.64	1.03
Net realized and unrealized
gain (loss) on investments	0.35	(0.23)	0.23	0.66	0.72	(2.60)	(1.93)	(2.14)	(5.71)	4.76
Net increase (decrease) in
net assets resulting from
investment operations	0.40	(0.14)	0.29	0.65	0.64	(2.03)	(1.40)	(1.52)	(5.07)	5.79

Distributions from:
Net investment income	(0.03)	(0.03)	(0.02)	—	(0.00)[4]	(0.88)	(0.72)	(0.39)	(1.77)	(0.45)
Net realized gains	—	—	—	(0.05)	—	—	—	—	(0.85)	(0.04)
Total distributions from net
investment income and
realized gains	(0.03)	(0.03)	(0.02)	(0.05)	(0.00)[4]	(0.88)	(0.72)	(0.39)	(2.62)	(0.49)
Net asset value, end of year	$26.70	$26.33	$26.50	$26.23	$25.63	$16.31	$19.22	$21.34	$23.25	$30.94
Market Price, end of year	$26.81					$16.42

Total Return
Total investment return based
on net asset value[5]	1.50%	(0.54)%	1.09%	2.56%	2.58%	(10.43)%	(6.32)%	(6.51)%	(15.08)%	22.71%
Total investment return based
on Market Price	1.96%					(9.84)%

Ratios/Supplemental Data
Net assets, end of year
(000’s omitted)	$28,031	$26,329	$60,954	$27,543	$12,815	$5,708	$8,649	$13,870	$16,277	$43,323
Ratio to average net assets of:
Expenses[8]	0.48%	0.48%	0.48%	0.48%	0.49%	0.70%	0.69%	0.69%	0.69%	0.69%
Net investment income (loss)	0.18%	0.36%	0.23%	(0.05)%	(0.32)%	3.22%	2.84%	2.98%	2.49%	3.72%
Portfolio turnover rate[9]	91%	45%	72%	62%	52%	36%	31%	29%	42%	49%

See footnotes on page 92

See notes to financial statements.

90

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Canada Small Cap ETF					IQ Global Agribusiness Small Cap ETF
	For the Year Ended April 30,					For the Year Ended April 30,				For the Period March 21, 2011[1] to April 30, 2011
	2015	2014	2013	2012	2011	2015	2014	2013	2012
Net asset value,
beginning of period	$23.80	$21.31	$26.17	$35.44	$26.02	$26.92	$26.41	$24.82	$27.42	$25.40

Income from Investment
Operations
Net investment income[2]	0.27	0.29	0.28	0.16	0.14	0.31	0.35	0.31	0.22	0.06
Net realized and unrealized gain
(loss) on investments	(5.22)	2.51	(4.27)	(9.12)	9.75	0.44	0.58	1.64	(2.61)	1.96
Net increase (decrease) in
net assets resulting from
investment operations	(4.95)	2.80	(3.99)	(8.96)	9.89	0.75	0.93	1.95	(2.39)	2.02

Distributions from:
Net investment income	(0.18)	(0.31)	(0.87)	(0.31)	(0.47)	(0.41)	(0.42)	(0.36)	(0.21)	—
Net realized gains	—	—	—	—	—	—	—	—	—	—
Total distributions from net
investment income and
realized gains	(0.18)	(0.31)	(0.87)	(0.31)	(0.47)	(0.41)	(0.42)	(0.36)	(0.21)	—
Net asset value, end of period	$18.67	$23.80	$21.31	$26.17	$35.44	$27.26	$26.92	$26.41	$24.82	$27.42
Market Price, end of period	$18.63					$27.27

Total Return
Total investment return based
on net asset value[5]	(20.81)%	13.32%	(15.49)%	(25.24)%	38.15%	2.92%	3.50%	7.91%	(8.64)%	7.95%
Total investment return based
on Market Price	(20.71)%					3.15%

Ratios/Supplemental Data
Net assets, end of period
(000’s omitted)	$10,270	$16,663	$15,981	$31,409	$120,492	$13,630	$25,572	$36,977	$39,709	$54,839
Ratio to average net assets of:
Expenses[8]	0.69%	0.69%	0.70%	0.69%	0.69%	0.76%	0.75%	0.75%	0.75%	0.75%[7]
Net investment income	1.25%	1.37%	1.21%	0.55%	0.44%	1.16%	1.29%	1.24%	0.89%	1.96%[7]
Portfolio turnover rate[9]	33%	38%	41%	37%	52%	33%	25%	17%	26%	0%

See footnotes on page 92

See notes to financial statements.

91

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Global Oil Small Cap ETF				IQ U.S. Real Estate Small Cap ETF
	For the Year Ended April 30,			For the Period May 4, 2011[1] to April 30, 2012	For the Year Ended April 30,			For the Period June 13, 2011[1] to April 30, 2012
	2015	2014	2013		2015	2014	2013
Net asset value,
beginning of period	$22.76	$19.36	$17.58	$19.56	$25.44	$27.07	$20.42	$19.91

Income from Investment Operations
Net investment income[2]	0.25	0.19	0.15	0.21	1.07	1.22	0.83	0.73
Net realized and unrealized
gain (loss) on investments	(5.25)	3.36	1.93	(2.07)	1.57	(0.96)	7.00	0.37
Net increase in net assets resulting
from investment operations	(5.00)	3.55	2.08	(1.86)	2.64	0.26	7.83	1.10

Distributions from:
Net investment income	(0.29)	(0.15)	(0.30)	(0.12)	(1.04)	(1.24)	(1.18)	(0.59)
Net realized gains	—	—	—	—	—	—	—	—
Return of capital					(0.27)	(0.65)	—	—
Total distributions from net
investment income and
realized gains	(0.29)	(0.15)	(0.30)	(0.12)	(1.31)	(1.89)	(1.18)	(0.59)
Net asset value, end of period	$17.47	$22.76	$19.36	$17.58	$26.77	$25.44	$27.07	$20.42
Market Price, end of period	$17.42				$26.82

Total Return
Total investment return based
on net asset value[5]	(21.80)%	18.44%	12.09%	(9.40)%	10.44%	1.65%	39.85%	6.05%
Total investment return based
on Market Price	(21.58)%				10.51%

Ratios/Supplemental Data
Net assets, end of period
(000’s omitted)	$5,240	$2,276	$1,936	$2,637	$95,048	$52,146	$58,192	$32,669
Ratio to average net assets of:
Expenses[8]	0.76%	0.76%	0.76%	0.75%[7]	0.69%	0.69%	0.69%	0.69%[7]
Net investment income	1.41%	0.93%	0.86%	1.22%[7]	3.97%	4.91%	3.70%	4.43%[7]
Portfolio turnover rate[9]	58%	42%	30%	10%	17%	35%	16%	11%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
1	Commencement of operations.
2	Based on average shares outstanding.
3	Less than $0.005 per share.
4	Greater than $(0.005) per share.
5	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
6	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
7	Annualized.
8	Excludes expenses incurred by the underlying investments in other funds.
9	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital share transactions. Portfolio turnover rate does not include the impact of the derivative transactions.
10	Since the shares of the Funds did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate market returns.

See notes to financial statements.

92

Notes to Financial Statements
April 30, 2015

1. ORGANIZATION

IndexIQ ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as a diversified, open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), except for the IQ Merger Arbitrage ETF, IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF, and the IQ U.S. Real Estate Small Cap ETF which are classified as a “non-diversified”, open-end investment companies under the 1940 Act. The Trust is currently comprised of thirteen operational funds (collectively, the “Funds” and each individually, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices.

Funds	Commencement of Operation Date
IQ Hedge Multi-Strategy Tracker ETF	March 24, 2009
IQ Hedge Macro Tracker ETF	June 8, 2009
IQ Hedge Market Neutral Tracker ETF	October 4, 2012
IQ Hedge Long/Short Tracker ETF and IQ Hedge Event-Driven Tracker ETF	March 24, 2015
IQ Real Return ETF and IQ Global Resources ETF	October 26, 2009
IQ Merger Arbitrage ETF	November 16, 2009
IQ Australia Small Cap ETF and IQ Canada Small Cap ETF	March 22, 2010
IQ Global Agribusiness Small Cap ETF	March 21, 2011
IQ Global Oil Small Cap ETF	May 4, 2011
IQ U.S. Real Estate Small Cap ETF	June 13, 2011

On April 15, 2015, New York Life Investment Management (“NYLIM”), completed its acquisition of IndexIQ Advisors LLC (the “Advisor”), the Funds’ investment advisor. Effective April 15, 2015 the Funds entered into a new advisory agreement. The terms of the Advisory Agreement are substantially identical to the prior investment advisory agreement between the Trust and the investment advisor.

Each Fund’s investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index (the Underlying Index). The underlying indices for the Funds are listed below:

Funds	Underlying Index
IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Multi-Strategy Index
IQ Hedge Macro Tracker ETF	IQ Hedge Macro Index
IQ Hedge Market Neutral Tracker ETF	IQ Hedge Market Neutral Index
IQ Hedge Long/Short Tracker ETF	IQ Hedge Long/Short Index
IQ Hedge Event-Driven Tracker ETF	IQ Hedge Event-Driven Index
IQ Global Resources ETF	IQ Global Resources Index
IQ Merger Arbitrage ETF	IQ Merger Arbitrage Index
IQ Real Return ETF	IQ Real Return Index
IQ Australia Small Cap ETF	IQ Australia Small Cap Index
IQ Canada Small Cap ETF	IQ Canada Small Cap Index
IQ Global Agribusiness Small Cap ETF	IQ Global Agribusiness Small Cap Index
IQ Global Oil Small Cap ETF	IQ Global Oil Small Cap Index
IQ U.S. Real Estate Small Cap ETF	IQ U.S. Real Estate Small Cap Index

Investors may find the financial statements of any issuer whose securities represent a significant amount of a Fund’s assets on the SEC’s website (www.sec.gov).

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Account Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

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Notes to Financial Statements (continued)
April 30, 2015

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts with third party service providers that contain a variety of representations and warranties and which may provide general indemnifications.

Investment Valuation

Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit consists of 50,000 Shares. According to the Registration Statement, the net asset value (“NAV”) of the Shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available will be valued at market value. Market value will generally be determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

In calculating NAV, the Fund’s exchange-traded Equity Securities will be valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation or, if no sale has occurred, at the last quoted mid-price on the primary market or exchange on which they are traded. Investment company securities (other than ETFs) will be valued at NAV.

Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ official closing price.

Unsponsored depositary receipts will be valued at the last quoted mid-price. Debt Securities will be valued using market quotations when available or other equivalent indications of value provided by an independent third-party pricing service. Short-term Debt Instruments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value.

A swap on an exchange-listed security or securities is valued at the last reported sale price of the swap’s underlying security or securities on the exchange where the security or securities is primarily traded, or if no sale price is available, at the mid-price of the security or securities underlying the swap on the exchange where the security is primarily traded. A swap on an index is valued based on the publicly available index price. The index price, in turn, is determined by the applicable index calculation agent, which generally values the securities underlying the index at the last reported sale price.

Futures contracts generally will be valued at the settlement or closing price determined by the applicable exchange. Exchange-traded option contracts, including options futures and swaps, will be valued at their most recent sale price. If no such sales are reported, these contracts will be valued at their last traded price.

Over-the counter (“OTC”) traded Financial Instruments, including OTC-traded options, forwards and currency-related derivatives, will normally be valued on the basis of quotes obtained from a third party broker-dealer who makes markets in such securities or on the basis of quotes obtained from an independent third-party pricing service.

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Notes to Financial Statements (continued)
April 30, 2015

Foreign securities and instruments will be valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies will be translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by the London Stock Exchange.

When market quotations are not readily available, or deemed unreliable or do not reflect material events occurring between the close of local markets and the time of valuation, investments will be valued using fair value pricing as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. According to the Registration Statement, the NAV will be calculated by the Administrator and determined each Business Day as of the close of regular trading on the Exchange (ordinarily 4:00 p.m., Eastern Time). The Shares of the Fund will not be priced on days on which the Exchange is closed for trading.

The Fund automatically sweeps un-invested cash balances into a money market fund, the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class. The Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio seeks preservation of capital, daily liquidity and maximum current income. Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio has no redemption restriction and is valued at the daily NAV.

Under normal conditions, each Fund invests cash collateral from securities lending activities into Dreyfus Government Cash Management Fund. The Dreyfus Government Cash Management’s investment objective is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. Dreyfus Government Cash Management has no redemption restrictions and is valued at the daily NAV.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial

95

Notes to Financial Statements (continued)
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instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at April 30, 2015 is disclosed at the end of each Fund’s Schedule of Investments.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed that earnings and profit for tax purposes are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.

Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in the Fund’s financial statements. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

Foreign Taxes

The Funds may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which they invest. A portion of the taxes on gains on investments or currency purchases/repatriation may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

The Funds may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which they invest. The Funds will accrue the unrecoverable portion of such taxes as applicable based upon their current interpretation of tax rules and regulations that exist in the market in which they invests. Capital gains taxes relating to positions still held are reflected as a liability on the Statement of Assets and Liabilities, as well as an adjustment to the Funds’ net unrealized appreciation (depreciation). Taxes related to capital gains realized during the year ended April 30, 2015, if any, are reflected as part of net realized

96

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gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as Short-Term Investments in the Schedules of Investments.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized and unrealized gains/(losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

Securities Lending

The Bank of New York Mellon serves as the Funds’ securities lending agent. The Funds may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities loaned, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending portfolio securities could result in a loss or delay in recovering the Funds’ securities if the borrower defaults.

The Bank of New York Mellon will manage the Funds’ cash collateral in accordance with the securities lending agreement between the Funds and the Bank of New York Mellon, and indemnify the Funds’ portfolio against counterparty risk.

The securities lending income earned by each Fund is disclosed on the Statements of Operations. The value of loaned securities and related collateral outstanding at April 30, 2015 are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

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Notes to Financial Statements (continued)
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Master Netting Arrangements

Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”), as clarified by ASU 2013-1 which requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11, is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized securities lending and derivative instruments accounted for under ASC 815 (Derivatives and Hedging).

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Generally, the amount of collateral due from or to counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities.

Total Return Swap contracts are valued at the unrealized appreciation/depreciation of the instrument. Securities segregated as collateral for swap contracts are footnoted within each Fund’s schedule of investments and the cash collateral is noted at the end of each Fund’s swap table.

At April 30, 2015 the unrealized appreciation/depreciation for the following funds were zero, reflecting a reset date at period end based on the contractual agreement with Morgan Stanley & Co. LLC, each Fund’s counterparty.

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ Hedge Market Neutral Tracker ETF
IQ Hedge Long/Short Tracker ETF
IQ Hedge Event-Driven Tracker ETF
IQ Merger Arbitrage ETF

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

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Notes to Financial Statements (continued)
April 30, 2015

As of April 30, 2015, the impact of netting of assets and liabilities and offsetting of collateral pledged or received based on contractual netting provisions in the Lending Agreement are detailed in the following table:

	Assets			Liabilities
Fund	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Received	Net Amount	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
IQ Hedge Multi-Strategy
Tracker ETF	$89,389,461	$(89,389,461)[1]	$—	$—	$—	$—
IQ Hedge Macro
Tracker ETF	4,622,477	(4,622,477)[1]	—	—	—	—
IQ Hedge Market
Neutral Tracker ETF	420,118	(420,118)[1]	—	—	—	—
IQ Hedge Long/Short
Tracker ETF	588	(588)[1]	—	—	—	—
IQ Global
Resources ETF	3,899,829	(3,899,829)[1]	—	—	—	—
IQ Merger Arbitrage ETF	3,211,970	(3,211,970)[1]	—	—	—	—
IQ Real Return ETF	4,197,868	(4,197,868)[1]	—	—	—	—
IQ Australia
Small Cap ETF	864,341	(864,341)[1]	—	—	—	—
IQ Canada
Small Cap ETF	1,842,394	(1,842,394)[1]	—	—	—	—
IQ Global Agribusiness
Small Cap ETF	2,463,889	(2,463,889)[1]	—	—	—	—
IQ Global Oil Small
Cap ETF	1,025,116	(1,025,116)[1]	—	—	—	—
IQ U.S. Real Estate
Small Cap ETF	3,449,950	(3,449,950)[1]	—	—	—	—

1	The amount of collateral presented is limited such that the net amount cannot be less than zero.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Distributions of realized capital gains by underlying Funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income and net capital gains are typically distributed to shareholders at least annually; the IQ U.S. Real Estate Small Cap ETF distributes income quarterly. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which a Fund invests are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the financial highlights.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Under an Investment Advisory Agreement between the Trusts, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Pursuant

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to the Advisory Agreement, The Funds pays the Advisor an advisory fee, based on the average daily net assets of each Fund, at the following annual rates:

Fund	Rate
IQ Hedge Multi-Strategy Tracker ETF	0.75%
IQ Hedge Macro Tracker ETF	0.75%
IQ Hedge Market Neutral Tracker ETF	0.75%
IQ Hedge Long/Short Tracker ETF	0.75%
IQ Hedge Event-Driven Tracker ETF	0.75%
IQ Global Resources ETF	0.75%
IQ Merger Arbitrage ETF	0.75%
IQ Real Return ETF	0.48%
IQ Australia Small Cap ETF	0.69%
IQ Canada Small Cap ETF	0.69%
IQ Global Agribusiness Small Cap ETF	0.75%
IQ Global Oil Small Cap ETF	0.75%
IQ U.S. Real Estate Small Cap ETF	0.69%

Such fee is accrued daily and paid monthly.

The Advisor has agreed to pay all expenses of the Funds, except brokerage and other transaction expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Funds’ chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder.

Distribution (12b-1 Fees)

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Services Agreement. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.10% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. Under the terms of this agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

As described in Note 4 below, the Distributor has entered into Participant Agreements with certain broker-dealers and others that allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds, also as described in Note 4 below. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Fund and/or serve as counterparty to derivative transactions with the Fund.

4. CAPITAL SHARE TRANSACTIONS

As of April 30, 2015, there were an unlimited number of no par value shares of beneficial interest authorized by the Trust. Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing

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Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

5. FEDERAL INCOME TAX

At April 30, 2015, the cost of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	$1,076,879,663	$10,526,490	$(2,520,775)	$8,005,715
IQ Hedge Macro Tracker ETF	26,737,333	46,297	(175,612)	(129,315)
IQ Hedge Market Neutral Tracker ETF	13,030,536	7,731,505	(7,532,442)	199,063
IQ Hedge Long/Short Tracker ETF	2,002,612	1,174,457	(1,192,407)	(17,950)
IQ Hedge Event-Driven Tracker ETF	2,000,244	425,652	(427,030)	(1,378)
IQ Global Resources ETF	71,906,994	1,094,193	(4,140,544)	(3,046,351)
IQ Merger Arbitrage ETF	122,083,699	40,141,907	(38,571,743)	1,570,164
IQ Real Return ETF	32,122,954	337,024	(114,917)	222,107
IQ Australia Small Cap ETF	7,673,498	600,736	(1,596,196)	(995,460)
IQ Canada Small Cap ETF	14,913,907	747,671	(3,459,453)	(2,711,782)
IQ Global Agribusiness Small Cap ETF	18,194,368	741,820	(3,004,081)	(2,262,261)
IQ Global Oil Small Cap ETF	5,989,826	462,924	(151,418)	311,506
IQ U.S. Real Estate Small Cap ETF	98,426,783	6,949,527	(6,744,773)	204,754

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals, pass through investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies held at April 30, 2015.

At April 30, 2015, the Components of Undistributed (Accumulated) Earnings (Losses) on a tax-basis were as follows:

Fund	Ordinary Income (Loss)[1]	Net Capital Gain (Losses)[2]	Net Unrealized Appreciation/ (Depreciation)	Total Earnings/ (Losses)
IQ Hedge Multi-Strategy Tracker ETF	$1,880,555	$(37,648,091)	$8,005,715	$(27,761,821)
IQ Hedge Macro Tracker ETF	(289,215)	(5,381,280)	(129,315)	(5,799,810)
IQ Hedge Market Neutral Tracker ETF	(7,962)	(416,775)	199,063	(225,674)
IQ Hedge Long/Short Tracker ETF	11,705	(714)	(17,950)	(6,959)
IQ Hedge Event-Driven Tracker ETF	7,394	70	(1,378)	6,086
IQ Global Resources ETF	1,098,135	(38,825,552)	(3,044,998)	(40,772,415)
IQ Merger Arbitrage ETF	(995,469)	—	1,570,599	575,130
IQ Real Return ETF	2,300	(1,960,011)	222,107	(1,735,604)
IQ Australia Small Cap ETF	225,046	(8,037,363)	(995,450)	(8,807,767)
IQ Canada Small Cap ETF	148,997	(17,967,191)	(2,710,780)	(20,528,974)
IQ Global Agribusiness Small Cap ETF	52,998	(5,999,074)	(2,263,865)	(8,209,941)
IQ Global Oil Small Cap ETF	17,081	(609,010)	311,992	(279,937)
IQ U.S. Real Estate Small Cap ETF	—	(1,541,023)	204,754	(1,336,269)

1	Includes late year ordinary losses, if any.
2	Amounts include the deferral of post October losses, if any.

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including foreign currency contracts, swap contracts, post-October and late year losses.

101

Notes to Financial Statements (continued)
April 30, 2015

At April 30, 2015, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets were as follows:

Fund	Undistributed Net Investment Income/ (Accumulated Net Investment Loss)	Accumulated Net Realized Gain/(Loss) on Investments	Paid-in Capital
IQ Hedge Multi-Strategy Tracker ETF	$(3,587,594)	$(31,494,579)	$35,082,173
IQ Hedge Macro Tracker ETF	(390,948)	345,380	45,568
IQ Hedge Market Neutral Tracker ETF	(111,024)	272,533	(161,509)
IQ Hedge Long/Short Tracker ETF	8,095	(8,095)	—
IQ Hedge Event-Driven Tracker ETF	1,090	(1,090)	—
IQ Global Resources ETF	(101,623)	(4,975,955)	5,077,578
IQ Merger Arbitrage ETF	(1,073,087)	(973,907)	2,046,994
IQ Real Return ETF	(23,268)	(753,500)	776,768
IQ Australia Small Cap ETF	153,503	(185,421)	31,918
IQ Canada Small Cap ETF	209,880	51,901	(261,781)
IQ Global Agribusiness Small Cap ETF	66,784	(1,681,279)	1,614,495
IQ Global Oil Small Cap ETF	9,481	(50,380)	40,899
IQ U.S. Real Estate Small Cap ETF	762,824	(3,011,680)	2,248,856

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of foreign currency gains and losses, investments in passive foreign investment companies, publicly traded partnerships, grantors trusts, real estate investment trusts, regulated investment companies, swap, and redemptions in-kind.

The tax character of distributions paid during the years ended April 30, 2015 and 2014 were as follows:

	2015			2014
Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital
IQ Hedge Multi-Strategy
Tracker ETF	$13,005,300	$—	$—	$7,853,060	$—	$—
IQ Hedge Macro Tracker ETF	304,929	—	—	203,047	—	—
IQ Hedge Market Neutral
Tracker ETF	221,006	—	—	163,748	—	—
IQ Hedge Long/Short
Tracker ETF	—	—	—	—	—	—
IQ Hedge Event-Driven
Tracker ETF	—	—	—	—	—	—
IQ Global Resources ETF	1,147,080	—	—	881,676	—	—
IQ Merger Arbitrage ETF	—	—	—	237,312	—	—
IQ Real Return ETF	24,006	—	—	24,255	—	—
IQ Australia Small Cap ETF	351,608	—	—	359,750	—	—
IQ Canada Small Cap ETF	106,182	—	—	232,680	—	—
IQ Global Agribusiness
Small Cap ETF	267,937	—	—	569,025	—	—
IQ Global Oil Small Cap ETF	28,982	—	—	15,442	—	—
IQ U.S. Real Estate
Small Cap ETF	2,917,585	—	787,254	2,286,196	—	1,208,211

102

Notes to Financial Statements (continued)
April 30, 2015

Capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the year ended April 30, 2015, the Funds incurred and elected to defer to May 1, 2015 post-October losses and late year ordinary losses of:

Fund	Late Year Ordinary Losses	Short-Term Post October Losses	Long-Term Post October Losses
IQ Hedge Multi-Strategy Tracker ETF	$—	$9,490,238	$—
IQ Hedge Macro Tracker ETF	289,215	154,820	324,258
IQ Hedge Market Neutral Tracker ETF	7,962	8,003	757
IQ Hedge Long/Short Tracker ETF	—	714	—
IQ Hedge Event-Driven Tracker ETF	—	—	—
IQ Global Resources ETF	—	5,250,707	1,701,536
IQ Merger Arbitrage ETF	995,469	—	—
IQ Real Return ETF	—	14,451	199,984
IQ Australia Small Cap ETF	—	—	629,927
IQ Canada Small Cap ETF	—	633,571	1,893,406
IQ Global Agribusiness Small Cap ETF	—	—	—
IQ Global Oil Small Cap ETF	—	81,555	224,790
IQ U.S. Real Estate Small Cap ETF	—	—	—

On December 22, 2010, the Regulated Investment Company (“RIC”) Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, are effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

At April 30, 2015, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards expire in amounts and fiscal years as follows:

Fund	Short-Term Expiring April 30, 2018	Short-Term Expiring April 30, 2019	Utilized in Current Year	Short-Term With No Expiration	Long-Term With No Expiration
IQ Hedge Multi-Strategy Tracker ETF	$841,667	$5,603,304	$—	$21,712,882	$—
IQ Hedge Macro Tracker ETF	80,017	531,209	—	3,792,588	498,387
IQ Hedge Market Neutral Tracker ETF	—	—	—	348,275	59,743
IQ Hedge Long/Short Tracker ETF	—	—	—	—	—
IQ Hedge Event-Driven Tracker ETF	—	—	—	—	—
IQ Global Resources ETF	—	—	—	21,220,902	10,652,408
IQ Merger Arbitrage ETF	—	—	971,183	—	—
IQ Real Return ETF	—	—	—	518,849	1,226,727
IQ Australia Small Cap ETF	—	—	—	2,649,888	4,757,548
IQ Canada Small Cap ETF	—	161,421	—	8,080,768	7,198,026
IQ Global Agribusiness Small Cap ETF	—	—	—	2,661,135	3,337,939
IQ Global Oil Small Cap ETF	—	—	—	103,446	199,219
IQ U.S. Real Estate Small Cap ETF	—	—	259,739	1,470,803	70,220

103

Notes to Financial Statements (continued)
April 30, 2015

6. OTHER AFFILIATED PARTIES AND TRANSACTIONS

An issuer which is under common control with a fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the following to be affiliated issuers. As of April 30, 2015, New York Life Insurance & Annuity Corporation was known to own beneficially greater than 5% of the shares outstanding of the IQ Merger Arbitrage ETF.

Fund	Affiliated Fund Name	Value April 30, 2014	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2015	Dividend Income
IQ Real Return ETF	CurrencyShares
	British Pound
	Sterling Trust	$—	$2,802,535	$—	$74,016	$—	$2,876,551	$—

IQ Hedge	CurrencyShares
Multi-Strategy	Japanese
Tracker ETF	Yen Trust	$1,547,846	$16,949,886	$(2,815,038)	$(167,345)	$2,515	$15,517,864	—

IQ Hedge
Multi-Strategy	CurrencyShares
Tracker ETF	Euro Trust	—	25,303,546	(3,965,189)	287,071	(49,528)	21,575,900	—

IQ Hedge	PowerShares DB
Multi-Strategy	G10 Currency
Tracker ETF	Harvest Fund	—	56,396,210	(2,986,913)	(403,727)	(59,811)	52,945,759	—
Total		$1,547,846	$98,649,642	$(9,767,140)	$(284,001)	$(106,824)	$90,039,523	—

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the year ended April 30, 2015 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
IQ Hedge Multi-Strategy Tracker ETF	$1,100,757,496	$701,135,548	$383,597,810	$527,564,274
IQ Hedge Macro Tracker ETF	23,972,303	23,814,943	1,247,592	5,129,642
IQ Hedge Market Neutral Tracker ETF	15,876,217	17,770,098	3,479,621	5,372,911
IQ Hedge Long/Short Tracker ETF	78,115	78,199	1,995,928	—
IQ Hedge Event-Driven Tracker ETF	126,139	127,417	1,991,495	—
IQ Global Resources ETF	170,737,029	137,386,268	29,402,902	72,292,936
IQ Merger Arbitrage ETF	293,978,145	250,962,660	73,434,523	29,408,193
IQ Real Return ETF	29,885,134	23,482,797	5,590,451	10,573,508
IQ Australia Small Cap ETF	3,483,679	2,593,243	—	2,570,255
IQ Canada Small Cap ETF	4,974,764	4,843,917	5,216,603	7,339,962
IQ Global Agribusiness Small Cap ETF	10,686,001	6,221,777	—	16,505,423
IQ Global Oil Small Cap ETF	1,693,694	1,492,513	2,999,186	138,979
IQ U.S. Real Estate Small Cap ETF	26,423,951	12,531,120	40,729,512	12,372,538

8. DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts

Certain Funds may invest in futures contracts (“futures”) in order to replicate exposures to their respective underlying index components. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No price is paid or received by a Fund upon the purchase of a futures contract.

Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation in the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened

104

Notes to Financial Statements (continued)
April 30, 2015

and the value at the time it was closed, are reported in the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities

During the year ended April 30, 2015, IQ Hedge Multi-Strategy Tracker ETF utilized futures contracts to effect short exposure to emerging markets equity returns, currency returns and commodity returns, the IQ Hedge Macro Tracker ETF utilized futures contracts to effect short exposure to currency returns and commodity returns, and the IQ Hedge Market Neutral Tracker ETF utilized futures contracts to effect short exposure to emerging markets equity returns and currency returns. In addition, the IQ Merger Arbitrage ETF and IQ Global Resources ETF both utilized futures contracts to affect short exposure to domestic and international equity returns.

The open futures contracts at April 30, 2015 are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities.

Swap Transactions

A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Funds’ obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for total return swaps. Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where the Fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, the Fund may also be required to pay the dollar value of that decline (or increase, if an inverse swap) to the counterparty. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Funds or if the reference index, security or investments do not perform as expected.

The value of a total return swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Segregated securities are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of total return swaps, if any, are recorded as a unrealized appreciation or depreciation on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation in the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

During the year ended April 30, 2015, IQ Hedge Multi-Strategy Tracker ETF utilized swaps to effect long exposure to convertible bond returns and currency returns, and short exposure to several asset classes, including, among others, U.S. real estate returns, volatility returns, domestic and international equity returns, corporate bonds, and short-term U.S. Treasury bonds. IQ Hedge Macro Tracker ETF utilized swaps to effect long exposure to mid-term volatility returns, convertible bond returns and corporate bond returns, and short exposure to several asset classes, including, among others, currency returns, and domestic and international equity returns, and domestic and international real estate returns. IQ Hedge Market Neutral Tracker ETF utilized swaps to effect long exposure to convertible bond returns and international equity returns, and short exposure to several asset classes, including, among others, domestic and international equity returns, currency returns, and corporate bond returns. IQ Hedge Event Driven Tracker ETF utilized swaps to effect long exposure to the aggregate U.S bond market; convertible bond securities; and domestic small and large capitalization equities, and short exposure to principally investment grade corporate bonds. IQ Hedge Long/Short Tracker ETF utilized swaps to effect long

105

Notes to Financial Statements (continued)
April 30, 2015

exposure to investment grade corporate bonds; domestic senior bank loans; domestic small and large capitalization equities; and equities listed in developed countries. The short exposures included all of the Underlying Index positions, including principally domestic small capitalization equities. IQ Merger Arbitrage ETF utilized swaps to effect short exposure to global equities as a partial equity market hedge, the Funds’ swap exposures were consistent with the exposure of the Funds’ underlying indexes. At April 30, 2015, the IQ Hedge Multi-Strategy Tracker ETF and IQ Hedge Macro Tracker ETF posted $3,379,724 and $113,760, respectively, as collateral for swaps.

Pursuant to documentation governing the Funds’ swap transactions with Morgan Stanley Capital Services Inc. (“Morgan Stanley”), Morgan Stanley has the right to terminate the swaps early in the event that the net assets of the given Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, Morgan Stanley may require the Funds to pay or receive a settlement amount in connection with the terminated swap transaction. As of April 30, 2015, the Funds have not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement values of these contracts were approximately equal to the fair value of such contracts.

At April 30, 2015, the fair values of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:

Liability Derivatives

Equity Risk
IQ Global Resources ETF
Unrealized depreciation on futures contracts[1]	(352,790)

1 Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only unsettled variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments reflected on the Statements of Operations during the year ended April 30, 2015 as follows:

Equity Risk
IQ Hedge Multi-Strategy Tracker ETF
Realized gain (loss)
Swap transactions	$(4,879,049)
IQ Hedge Macro Tracker ETF
Realized gain (loss)
Swap transactions	$(33,385)
IQ Hedge Market Neutral Tracker ETF
Realized gain (loss)
Swap transactions	$(422,607)
IQ Hedge Long/Short Tracker ETF
Realized gain (loss)
Swap transactions	$8,250
IQ Hedge Event-Driven Tracker ETF
Realized gain (loss)
Swap transactions	$2,707
IQ Global Resources ETF
Realized gain (loss)
Futures contracts	$(818,805)
Change in Unrealized appreciation (depreciation)
Futures contracts	$(139,947)
IQ Merger Arbitrage ETF
Realized gain (loss)
Futures contracts	$541,489
Swap transactions	$(2,398,186)
Change in Unrealized appreciation (depreciation)
Futures contracts	$152,139

106

Notes to Financial Statements (continued)
April 30, 2015

For the year ended April 30, 2015, the monthly average volume of the derivatives held by the Funds was as follows:

	Average Notional Value
	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/Short Tracker ETF	IQ Hedge Event-Driven Tracker ETF	IQ Global Resources ETF	IQ Merger Arbitrage ETF
Short
Swaps	$249,878,038	$1,801,712	$4,295,350	$91,610	$44,821	$—	$9,206,832
Long
Futures	$—	$—	$—	$—	$—	$16,702,447	$12,421,458
Swaps	272,772,226	2,294,974	4,544,592	92,323	45,042	—	—

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

Fund of Funds Risk*

Certain of the Funds’ investment performance, because they are funds of funds, depend on the investment performance of the underlying ETFs in which they invest. An investment in any such Fund is subject to the risks associated with the underlying ETFs that comprise its underlying Index. Such a Fund will indirectly pay a proportional share of the asset-based fees, if any, of the underlying ETFs in which it invests.

Exchange Traded Vehicle Risk*

Unlike an investment in a mutual fund, the value of the Funds’ investments in ETFs, exchange-traded vehicles (“ETVs”) and exchange-traded notes (“ETNs”) is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop, or exchange trading halts or de-listings. Federal law prohibits the Funds from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Funds from allocating their investments to ETFs in an optimal manner.

Index Risk

The Funds’ underlying indexes and the Funds rebalance only on a monthly or quarterly basis, which may cause the performance of the underlying indexes and the Funds to deviate from that of the market exposure that they are trying to achieve.

Industry Concentration Risk

A Fund will not invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent that the underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Tracking Error Risk

Each Fund’s performance may not match its underlying Index during any period of time. Although each Fund attempts to track the performance of its underlying Index, a Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to risk that the strategies used by the Advisor to match the performance of the underlying Indexes may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the underlying Index does not incur.

107

Notes to Financial Statements (continued)
April 30, 2015

Foreign Securities Risk

Certain of the Funds invest directly or indirectly (through underlying ETFs) in the securities of non-U.S. issuers, which involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Small Capitalization Companies Risk**

Certain of the Funds invest primarily in the stocks of small capitalization companies, which may be more volatile than those of larger companies. Stock prices of small capitalization companies are also more vulnerable than those of large capitalization companies to adverse business and economic developments, and the stocks of small capitalization companies may be thinly traded, making it difficult to buy and sell them.

Total Return Swap Risk*

Certain of the Funds intend to use total return swaps in several ways to replicate the performance of the Index. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. Therefore the Funds consider the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying instruments.

Futures Risk*

Certain Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

New Fund Risk

The IQ Hedge Long/Short Tracker ETF and IQ Hedge Event-Driven Tracker ETF are new funds. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Funds may experience greater tracking error to their Underlying Indices than they otherwise would be at higher asset levels or they could ultimately liquidate.

*	Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF and IQ Real Return ETF.
**	Applies to IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF and IQ U.S. Real Estate Small Cap ETF.
108

Notes to Financial Statements (continued)
April 30, 2015

10. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Effective April 15, 2015, PricewaterhouseCoopers LLP was appointed as the Funds’ independent registered public accounting firm for the 2015 fiscal year. The selection of PricewaterhouseCoopers LLP was recommended by the Trust’s Audit Committee, comprised of all non-interested Trustees, and was approved by the Board.

Ernst & Young LLP, the predecessor independent registered public accounting firm, of the financial statements of the Funds, serves as the paid tax preparer to the Trust and accordingly will prepare the Funds’ federal, state and excise tax returns, and advise the Trust on matters of accounting and federal and state income taxation.

11. CHANGE IN BOARD COMPOSITION

Effective April 15, 2015, the composition of the Board changed. The number of seats on the Board increased from three to four and Gene Chao resigned his position as an Independent Trustee of the Board. At the special meeting of shareholders of the Trust on March 16, 2015, the Trust’s shareholders elected two new Independent Trustees to the Board: Michael A. Pignataro and Paul D. Schaeffer, effective as of the closing of April 15, 2015. The Board now consists of three Trustees who are Independent Trustees and one Trustee who is considered to be an “interested person” of the Trust, as defined in the 1940 Act.

12. SUBSEQUENT EVENTS

In the preparation of the financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

At the meeting held on May 21, 2015, the shareholders of each of the IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF and IQ Global Oil Small Cap ETF approved a new investment advisory agreement between the Trust, on behalf of its Funds, and the Investment Advisor (the “Investment Advisory Agreement”). The terms of the Investment Advisory Agreement are substantially identical to the prior investment advisory agreement. The approval of and entry into the Investment Advisory Agreement resulted in the automatic termination of the interim investment advisory agreement under which the Funds were operating.

On June 24, 2015 IQ U.S. Real Estate Small Cap ETF declared a regularly scheduled distribution in the amount of $0.32763 per share to shareholders of record as of June 26, 2015.

109

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of IndexIQ ETF Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, as of April 30, 2015, and the related statements of operations and of changes in net assets and the financial highlights of each of the portfolios of the IndexIQ ETF Trust (IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Global Resources ETF, IQ Merger Arbitrage ETF, IQ Real Return ETF, IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF, and IQ U.S. Real Estate Small Cap ETF, each for the year ended April 30, 2015, and IQ Hedge Long/Short Tracker ETF and IQ Hedge Event-Driven Tracker ETF, each for the period March 24, 2015 to April 30, 2015)(collectively referred to as the “Funds”) present fairly, in all material respects, the financial position of each of the portfolios of the IndexIQ ETF Trust at April 30, 2015, and the results of each of their operations, the changes in each of their net assets and each of their financial highlights for the year then ended or the period from March 24, 2015 to April 30, 2015 as indicated above, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations for securities purchased had not been received, provides a reasonable basis for our opinion.

The financial statements of the Funds as of and for periods ended on or before April 30, 2014 were audited by other auditors whose report dated June 27, 2014 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
New York, New York
June 29, 2015

110

Supplemental Information (unaudited)

Federal Tax Status of Dividends Declared During the Tax Year

Qualified Dividend Income — Certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended April 30, 2015 taxed at a maximum rate of 15% is as follows:

IQ Hedge Multi-Strategy Tracker ETF	32.46%
IQ Hedge Macro Tracker ETF	8.87%
IQ Hedge Market Neutral Tracker ETF	24.35%
IQ Hedge Long/Short Tracker ETF	0.00%
IQ Hedge Event-Driven Tracker ETF	0.00%
IQ Global Resources ETF	69.76%
IQ Merger Arbitrage ETF	0.00%
IQ Real Return ETF	100.00%
IQ Australia Small Cap ETF	100.00%
IQ Canada Small Cap ETF	70.38%
IQ Global Agribusiness Small Cap ETF	84.95%
IQ Global Oil Small Cap ETF	86.42%
IQ U.S. Real Estate Small Cap ETF	0.47%

Dividends Received Deduction — For corporate shareholders, the percentage of ordinary income distributions for the year ended April 30, 2015 that qualifies for the dividends received deduction is as follows:

IQ Hedge Multi-Strategy Tracker ETF	10.10%
IQ Hedge Macro Tracker ETF	0.40%
IQ Hedge Market Neutral Tracker ETF	0.14%
IQ Hedge Long/Short Tracker ETF	0.00%
IQ Hedge Event-Driven Tracker ETF	0.00%
IQ Global Resources ETF	45.32%
IQ Merger Arbitrage ETF	0.00%
IQ Real Return ETF	100.00%
IQ Australia Small Cap ETF	0.00%
IQ Canada Small Cap ETF	0.00%
IQ Global Agribusiness Small Cap ETF	6.47%
IQ Global Oil Small Cap ETF	31.62%
IQ U.S. Real Estate Small Cap ETF	0.47%

Foreign Taxes Paid — The following Funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to its shareholders. The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended April 30, 2015, are as follows:

	Foreign Taxes	Income
Fund	Per Share	Per Share
IQ Hedge Multi-Strategy Tracker ETF	—	—
IQ Hedge Macro Tracker ETF	—	—
IQ Hedge Market Neutral Tracker ETF	—	—
IQ Hedge Long/Short Tracker ETF	—	—
IQ Hedge Event-Driven Tracker ETF	—	—
IQ Real Return ETF	—	—
IQ Global Resources ETF	0.0166	0.3780
IQ Merger Arbitrage ETF	—	—
IQ Australia Small Cap ETF	—	—
IQ Canada Small Cap ETF	0.0507	0.3347
IQ Global Agribusiness Small Cap ETF	0.0847	0.5172
IQ Global Oil Small Cap ETF	—	—
IQ U.S. Real Estate Small Cap ETF	—	—

In January 2016, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the distributions received by you in calendar year 2015.

111

Board Review of Investment Advisory Agreement (unaudited)

The Board (the members of which are referred to as “Trustees”) of the Trust met in person on April 7, 2015, to consider the approval of the Advisory Agreement between the Trust, on behalf of the Funds, and the Advisor. In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), the Board requested, reviewed and considered materials furnished by the Advisor relevant to the Board’s consideration of whether to approve the Advisory Agreement. In connection with considering approval of the Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. The consideration of the Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, extent and quality of the services provided by the Advisor; (2) the investment performance of the Funds; (3) the costs of the services to be provided and profits to be realized by the Advisor and their affiliates from the relationship with the Trust; (4) the extent to which economies of scale would be realized as the Funds grow; (5) any benefits derived or to be derived by the Advisor from the relationship with the Trust; (6) potential conflicts of interest; and (7) the change in control of the Advisor relating to the acquisition of the Advisor’s parent entity by New York Life Investment Management Holdings LLC (“NYLIM”).

In reviewing such factors, the Board relied on certain information, including (1) a copy of the Advisory Agreement; (2) information describing the Advisor and the services provided thereby; (3) information regarding the compliance program of the Advisor; (4) copies of the Form ADV for the Advisor; and (5) memoranda and guidance from Katten Muchin Rosenman LLP on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act. In addition, the Board was provided data comparing the advisory fees and expected expenses of the Funds with expenses and performance of other registered investment companies with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the exchange-traded fund (“ETF”) and mutual fund industry, as applicable.

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Funds:

1. The nature, extent and quality of the facilities and services provided by the Advisor. The Board reviewed the services that IndexIQ provides to the Funds. The Board noted the responsibilities that IndexIQ has as the Funds’ investment adviser, including overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, monitoring Fund compliance with regulatory requirements and Fund objectives and policies, daily monitoring of the portfolio, overseeing Fund service providers, providing officers for the Funds, ongoing reporting to the Board, and the implementation of Board directives as they relate to the Funds.

The Board reviewed the experience, resources, and strengths of IndexIQ in managing the Funds, the IndexIQ Trust’s mutual fund, as well as separately managed accounts. Based on their consideration and review of the foregoing information, the Board determined that the Funds were likely to continue to benefit from the nature, quality, and extent of these services, as well as IndexIQ’s ability to render such services based on its personnel, experience, operations, and resources.

2. Comparison of services provided and fees charged by IndexIQ and other investment advisers to similar clients, and the cost of the services provided and profits realized by IndexIQ from its relationship with the Funds. The Board then compared both the services rendered and the fees paid pursuant to the Advisory Agreement to contracts of other registered investment advisers providing services to similar ETFs. In particular, the Board compared each Fund’s advisory fee and expense ratio to other investment companies considered to be in each such Fund’s peer group.

After comparing each Fund’s fees with those of other investment companies in the Fund’s peer group, and in light of the nature, quality, and extent of services provided by IndexIQ and the costs incurred by IndexIQ in rendering those services, the Board concluded that the level of fees paid to IndexIQ with respect to each Fund were fair and reasonable.

112

Board Review of Investment Advisory Agreement (unaudited) (continued)

3. IndexIQ’s profitability and the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale. The Board discussed with the Advisor the costs and profitability of the Advisor in connection with its serving as investment adviser to each Fund, including operational costs. It determined that the expense ratios of the Funds were well suited in light of expectations for asset accumulation and projected growth therefrom.

4. Change in Control of the Advisor. After considering the acquisition of control of the Advisor by NYLIM, the Board determined that it was unlikely that the change in control of the Advisor would adversely impact the services provided to the Funds by the Advisor, and that the acquisition may result in enhanced resources available to the Advisor and Funds. In this determination, the Board considered information relating to the change in control presented at prior meetings.

5. Investment performance of IndexIQ and the Funds. The Board considered the investment performance of the Funds, including tracking error. In particular, the Board considered the investment performance of the Funds relative to their stated objectives and the success of IndexIQ in reaching such objectives. The Board considered each Fund’s investment performance compared to the underlying index that each Fund seeks to track and includes in its prospectus and shareholder reports. The Board also considered each Fund’s investment performance compared to the respective Fund’s peer group.

The Board also received and considered information about the premium/discount history of the Funds, which illustrated the number of times that the market price of the Funds trading on the secondary market closed above or below the NAV of the Funds, and by how much, measured in basis points.

Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, all of the Trustees, including the Independent Trustees, concluded that the advisory fee rates and total expense ratios are reasonable in relation to the services provided by the Advisor to the Funds, as well as the costs incurred and the benefits gained by the Advisor in providing such services. The Board also found the investment advisory fees paid to the Advisor to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar anticipated size. As a result, all of the Board members, including the Independent Trustees, determined that the continuation of the Advisory Agreement with IndexIQ was in the best interests of each Fund and its shareholders. The Board and the Independent Trustees, voting separately, approved the Advisory Agreement and instructed the officers of the Trust to submit the Advisory Agreement to a vote of the shareholders of the Funds.

113

Board of Trustees and Officers (unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, year of birth, address and principal occupations during the past five years for each Trustee and Officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Independent Trustees

Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years[3]	Number of Portfolios in Fund Complex Overseen by Trustee[4]	Other Directorships Held by Trustee During Past 5 Years
Reena Aggarwal,	Trustee	Since	Robert E. McDonough Professor (2003 to present)	14	FBR & Co.
1957		August	and Professor of Finance (2000 to 2003),		(2011 to
		2008	McDonough School of Business, Georgetown		present)
			University (2000 to present); Co-Chair of Board,		Hennessy
			Social Innovations and Public Service Fund,		Funds Trust
			Georgetown University (2012 to present); and		(fka The FBR
			Director, Brightwood Capital Advisors, L.P. (2013		Funds) (2006
			to present).		to 2011)

Michael A. Pignataro,	Trustee	Since	Proprietor, Countless Collectables LLC (online	14	None
1959		April 2015	retailer) (2009 to present); Director, Credit Suisse
Asset Management (2001 to 2013); and Chief
Financial Officer, Credit Suisse Funds (1996 to 2013).

Paul D. Schaeffer,	Trustee	Since	President, AlphaHut (dba Aspiring Solution	14	Context
1951		April 2015	Partners) (financial services consulting) (2013 to		Capital Funds
			present); Managing Director, Forward		(mutual fund
			Management LLC (asset management) (2010 to		trust) (2014 to
			2013); and President, Reflow Management		present);
			(mutual fund service provider (2008 to 2010).		PopTech!
(conference
operator)
(2012 to present)

Interested Trustee[5]

Adam S. Patti,	Chairman	Since	Chairman, Trustee, President and Principal	14	None
1970	and Trustee	November	Executive, IndexIQ Trust (2008 to present); and
	President	2008	Chief Executive Officer, the Advisor (2007 to
	and	Since	present); and Chief Executive Officer, IndexIQ
	Principal	July 2008	(2006 to present).
Executive

Officers of the Trust

Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years

David L. Fogel	Treasurer,	Since	Executive Vice President, IndexIQ Trust (2011 to present); Treasurer,
1971	Principal	October 2008	Principal Financial Officer and Chief Compliance Officer, IndexIQ Trust
	Financial		(2008 to present); and President (2013 to present) and Executive Vice
	Officer and		President (2006 to 2013), IndexIQ.
Chief
Compliance
Officer
	Executive Vice	Since
	President	June 2011

1	The address of each Trustee or Officer is c/o IndexIQ, 800 Westchester Avenue, Suite S-710, Rye Brook, New York 10573.
2	Trustees and Officers serve until their successors are duly elected and qualified.
3	Principal occupations(s) of the Trustees may cover more than the past five years.
4	The Funds are part of a “fund complex” as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor.
5	Mr. Patti is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.

114

115

ANNUAL REPORT | APRIL 30, 2015

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ Hedge Market Neutral Tracker ETF
IQ Hedge Long/Short Tracker ETF
IQ Hedge Event-Driven Tracker ETF
IQ Global Resources ETF
IQ Merger Arbitrage ETF
IQ Real Return ETF
IQ Australia Small Cap ETF
IQ Canada Small Cap ETF
IQ Global Agribusiness Small Cap ETF
IQ Global Oil Small Cap ETF
IQ U.S. Real Estate Small Cap ETF

Investment Advisor
IndexIQ Advisors LLC
800 Westchester Avenue
Suite S-710
Rye Brook, NY 10573

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Katten Muchin Rosenman, LLP
575 Madison Avenue
New York, New York 10022

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has one audit committee financial expert serving on its audit committee, an “independent” Trustee, Reena Aggarwal. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $226,000 for 2015 and $206,000 for 2014.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2015 and $0 for 2014.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2015 and $56,000 for 2014.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2015 and $0 for 2014.

(e)(1)	Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

(e)(2)	100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)	No response required

(g)	The aggregate non-audit fees billed by the principal accountant for services rendered to the registrant’s investment adviser (not including any subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were (i) approximately $3,771,000 for the fiscal year ended April 30, 2015, and (ii) $2,876,000 for the fiscal year ended April 30, 2014.

(h)	The registrant’s Audit Committee has determined that the non-audit services rendered by the principal accountant for the fiscal year ended April 30, 2015 to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining the respective independence of the principal accountant during the relevant time period.

Item 5. Audit Committee of Listed Registrants.

(a)	The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and the members of such committee are Reena Aggarwal, Michael Pignataro, and Paul Shaeffer.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	July 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	July 1, 2015

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date	July 1, 2015

* Print the name and title of each signing officer under his or her signature.